UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-4676

Harbor Funds
(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor
Chicago, IL 60606-4302
(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS 111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	Christopher P. Harvey, Esq. DECHERT LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400
Date of fiscal year end: October 31, 2016
Date of reporting period: July 31, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS
The following is a copy of the Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X:

Quarterly Schedule of
Portfolio Holdings
July 31, 2017
Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
GROWTH FUNDS
Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX	HNACX
Harbor Strategic Growth Fund	MVSGX	HSRGX	HISWX	HNGSX
Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX	HNMGX
Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX	HNSGX
Harbor Small Cap Growth Opportunities Fund	HASOX	HRSOX	HISOX	HNSOX
VALUE FUNDS
Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX	HNLVX
Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX	HNMVX
Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX	HNVRX

Harbor Capital Appreciation Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 1.3%)
COMMON STOCKS—98.7%
Shares		Value
AEROSPACE & DEFENSE—2.1%
2,336,281	Boeing Co.	$ 566,455
AIR FREIGHT & LOGISTICS—1.1%
1,418,060	FedEx Corp.	294,999
AUTOMOBILES—1.3%
1,120,452	Tesla Inc.*	362,433
BANKS—1.6%
4,866,684	JPMorgan Chase & Co.	446,762
BEVERAGES—1.2%
217,631	Constellation Brands Inc.	42,079
5,525,650	Monster Beverage Corp.*	291,478
		333,557
BIOTECHNOLOGY—6.6%
572,910	Alexion Pharmaceuticals Inc.*	78,684
3,516,835	BioMarin Pharmaceutical Inc.*	308,532
4,855,224	Celgene Corp.*	657,446
520,590	Regeneron Pharmaceuticals Inc.*	255,932
COMMON STOCKS—Continued
Shares		Value
BIOTECHNOLOGY—Continued
1,229,481	Shire plc ADR[1]	$ 205,987
2,068,985	Vertex Pharmaceuticals Inc.*	314,113
		1,820,694
CAPITAL MARKETS—1.2%
1,440,603	Goldman Sachs Group Inc.	324,611
CHEMICALS—1.1%
2,594,159	Albemarle Corp.	300,404
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.3%
2,699,509	Corning Inc.	78,664
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—1.2%
3,392,195	Crown Castle International Corp.	341,187
FOOD & STAPLES RETAILING—0.8%
1,366,274	Costco Wholesale Corp.	216,568
HEALTH CARE PROVIDERS & SERVICES—1.0%
1,437,766	UnitedHealth Group Inc.	275,778
HOTELS, RESTAURANTS & LEISURE—3.4%
4,864,789	Marriott International Inc.	506,862
2,684,920	McDonald's Corp.	416,539
		923,401
INTERNET & DIRECT MARKETING RETAIL—11.6%
1,345,036	Amazon.com Inc.*	1,328,600
1,491,261	Expedia Inc.	233,338
5,264,959	Netflix Inc.*	956,432
331,623	Priceline Group Inc.*	672,697
		3,191,067
INTERNET SOFTWARE & SERVICES—16.8%
7,261,508	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,125,171
666,946	Alphabet Inc. Class A*	630,597
680,098	Alphabet Inc. Class C*	632,831
8,102,721	Facebook Inc.*	1,371,386
21,640,058	Tencent Holdings Ltd. (CHN)	863,740
		4,623,725
IT SERVICES—7.2%
1,912,977	FleetCor Technologies Inc.*	290,887
6,476,577	MasterCard Inc.	827,707
8,775,055	Visa Inc.	873,644
		1,992,238
LIFE SCIENCES TOOLS & SERVICES—1.0%
1,523,457	Illumina Inc.*	264,853
MACHINERY—1.8%
1,207,508	Catepillar Inc.	137,596
2,191,288	Parker-Hannifin Corp.	363,710
		501,306
MEDIA—1.8%
1,265,926	Charter Communications Inc.*	496,129
OIL, GAS & CONSUMABLE FUELS—1.1%
2,328,303	Concho Resources Inc.*	303,285
PERSONAL PRODUCTS—0.4%
1,118,076	Estée Lauder Companies Inc.	110,678

1

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
PHARMACEUTICALS—3.7%
1,869,217	Allergan plc	$ 471,660
9,730,165	Bristol-Myers Squibb Co.	553,646
		1,025,306
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.8%
2,160,273	Broadcom Ltd.	532,853
4,324,853	NVIDIA Corp.	702,832
2,620,669	QUALCOMM Inc.	139,393
2,734,849	Texas Instruments Inc.	222,562
		1,597,640
SOFTWARE—13.5%
9,042,290	Activision Blizzard Inc.	558,633
4,516,795	Adobe Systems Inc.*	661,665
14,149,007	Microsoft Corp.	1,028,633
3,035,671	Red Hat Inc.*	300,137
7,378,811	Salesforce.com Inc.*	669,996
3,256,393	Splunk Inc.*	195,416
2,972,595	Workday Inc.*	303,531
		3,718,011
SPECIALTY RETAIL—3.6%
2,833,024	Home Depot Inc.	423,820
10,793,490	Industria de Diseno Textil SA (SP)	428,441
557,385	ULTA Salon Cosmetics & Fragrance Inc.*	140,021
		992,282
COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—5.8%
10,823,610	Apple Inc.	$ 1,609,795
TEXTILES, APPAREL & LUXURY GOODS—1.7%
2,017,956	adidas AG (GER)	460,889
TOTAL COMMON STOCKS
(Cost $15,874,221)		27,172,717

SHORT-TERM INVESTMENTS—2.0%
(Cost $562,887)
Principal Amount
REPURCHASE AGREEMENTS
$562,887	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $574,149)	562,887
TOTAL INVESTMENTS—100.7%
(Cost $16,437,108)		27,735,604
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(203,230)
TOTAL NET ASSETS—100.0%		$27,532,374

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Aerospace & Defense	$ 566,455	$ —	$—	$ 566,455
Air Freight & Logistics	294,999	—	—	294,999
Automobiles	362,433	—	—	362,433
Banks	446,762	—	—	446,762
Beverages	333,557	—	—	333,557
Biotechnology	1,820,694	—	—	1,820,694
Capital Markets	324,611	—	—	324,611
Chemicals	300,404	—	—	300,404
Electronic Equipment, Instruments & Components	78,664	—	—	78,664
Equity Real Estate Investment Trusts (REITs)	341,187	—	—	341,187
Food & Staples Retailing	216,568	—	—	216,568
Health Care Providers & Services	275,778	—	—	275,778
Hotels, Restaurants & Leisure	923,401	—	—	923,401
Internet & Direct Marketing Retail	3,191,067	—	—	3,191,067
Internet Software & Services	3,759,985	863,740	—	4,623,725
IT Services	1,992,238	—	—	1,992,238
Life Sciences Tools & Services	264,853	—	—	264,853
Machinery	501,306	—	—	501,306
Media	496,129	—	—	496,129
Oil, Gas & Consumable Fuels	303,285	—	—	303,285
Personal Products	110,678	—	—	110,678
Pharmaceuticals	1,025,306	—	—	1,025,306
Semiconductors & Semiconductor Equipment	1,597,640	—	—	1,597,640
Software	3,718,011	—	—	3,718,011
Specialty Retail	563,841	428,441	—	992,282
2

Harbor Capital Appreciation Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Technology Hardware, Storage & Peripherals	$ 1,609,795	$ —	$—	$ 1,609,795
Textiles, Apparel & Luxury Goods	—	460,889	—	460,889
Short-Term Investments
Repurchase Agreements	—	562,887	—	562,887
Total Investments in Securities	$25,419,647	$2,315,957	$—	$27,735,604
There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CHN	China
GER	Germany
SP	Spain
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Strategic Growth Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.5%)
COMMON STOCKS—95.5%
Shares		Value
AEROSPACE & DEFENSE—2.0%
2,378	TransDigm Group Inc.*	$ 671
BANKS—3.0%
18,934	U.S. Bancorp.	999
BEVERAGES—2.3%
6,584	PepsiCo Inc.	768
CAPITAL MARKETS—2.5%
6,282	Moody's Corp.	827
CHEMICALS—4.5%
7,464	Ecolab Inc.	983
3,758	Praxair Inc.	489
		1,472
DIVERSIFIED FINANCIAL SERVICES—4.8%
8,984	Berkshire Hathaway Inc. Class B*	1,572
ELECTRICAL EQUIPMENT—2.9%
20,939	Sensata Technologies Holding NV*	945
COMMON STOCKS—Continued
Shares		Value
ENERGY EQUIPMENT & SERVICES—4.5%
6,945	Core Laboratories NV	$ 698
11,283	Schlumberger Ltd.	774
		1,472
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—6.2%
14,819	American Tower Corp.	2,020
FOOD PRODUCTS—2.2%
16,061	Mondelez International Inc.	707
HOTELS, RESTAURANTS & LEISURE—2.5%
14,991	Starbucks Corp.	809
INDUSTRIAL CONGLOMERATES—6.9%
9,835	Honeywell International Inc.	1,339
4,006	Roper Technologies Inc.	931
		2,270
INSURANCE—4.3%
1,322	Markel Corp.*	1,416
INTERNET & DIRECT MARKETING RETAIL—1.7%
579	Amazon.com Inc.*	572
INTERNET SOFTWARE & SERVICES—5.7%
1,317	Alphabet Inc. Class C*	1,226
3,794	Facebook Inc.*	642
		1,868
IT SERVICES—2.3%
7,523	Visa Inc.	749
LIFE SCIENCES TOOLS & SERVICES—1.9%
1,071	Mettler-Toledo International Inc. (SWS)*	614
MACHINERY—2.1%
10,381	Fortive Corp.	672
MEDIA—2.2%
6,578	Walt Disney Co.	723
PERSONAL PRODUCTS—4.9%
27,693	Unilever NV (NET)	1,611
PHARMACEUTICALS—7.9%
5,983	Allergan plc (IE)	1,510
8,176	Johnson & Johnson	1,085
		2,595
ROAD & RAIL—1.3%
4,097	Kansas City Southern	423
SOFTWARE—11.1%
6,251	Adobe Systems Inc.*	916
7,574	Intuit Inc.	1,039
34,081	Oracle Corp.	1,702
		3,657
SPECIALTY RETAIL—1.3%
2,048	O'Reilly Automotive Inc.*	418
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.8%
6,228	Apple Inc.	926

4

Harbor Strategic Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TEXTILES, APPAREL & LUXURY GOODS—1.7%
9,186	NIKE Inc.	$ 542
TOTAL COMMON STOCKS
(Cost $23,415)		31,318

SHORT-TERM INVESTMENTS—4.5%
(Cost $1,473)
Principal Amount
REPURCHASE AGREEMENTS
$1,473	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $1,506)	1,473
TOTAL INVESTMENTS—100.0%
(Cost $24,888)		32,791
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		8
TOTAL NET ASSETS—100.0%		$32,799
FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $1,473 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at June 30, 2017 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
IE	Ireland
NET	Netherlands
SWS	Switzerland
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Mid Cap Growth Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 5.5%)
COMMON STOCKS—94.5%
Shares		Value
AUTOMOBILES—0.9%
10,645	Tesla Inc.*	$ 3,443
BANKS—1.8%
269,062	Huntington Bancshares Inc.	3,565
23,477	Signature Bank*	3,253
		6,818
BEVERAGES—2.7%
199,335	Monster Beverage Corp.*	10,515
BIOTECHNOLOGY—3.5%
143,920	Exact Sciences Corp.*	5,584
19,499	Incyte Corp.*	2,599
78,479	Ionis Pharmaceuticals Inc.*	4,112
11,093	Tesaro Inc.*	1,416
		13,711
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—2.6%
217,136	TD Ameritrade Holding Corp.	$ 9,930
CHEMICALS—1.3%
354,141	Platform Specialty Products Corp.*	4,961
COMMERCIAL SERVICES & SUPPLIES—2.6%
65,727	Brink's Co.	5,136
89,431	Clean Harbors Inc.*	5,080
		10,216
COMMUNICATIONS EQUIPMENT—2.4%
62,626	Arista Networks Inc.*	9,349
CONSTRUCTION & ENGINEERING—0.4%
13,300	IDEX Corp.	1,550
CONSUMER FINANCE—1.3%
161,403	Synchrony Financial	4,894
CONTAINERS & PACKAGING—2.6%
106,068	International Paper Co.	5,832
38,419	Packaging Corp. of America	4,206
		10,038
DIVERSIFIED FINANCIAL SERVICES—0.9%
326,045	Double Eagle Acquisition Corp. (CYM )*	3,417
ELECTRICAL EQUIPMENT—1.2%
27,042	Rockwell Automation Inc.	4,463
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
92,109	Trimble Inc.*	3,448
39,535	Zebra Technologies Corp.*	4,021
		7,469
ENERGY EQUIPMENT & SERVICES—0.7%
68,101	Baker Hughes A GE Co.*	2,512
HEALTH CARE EQUIPMENT & SUPPLIES—12.2%
29,343	Abiomed Inc.*	4,345
37,395	Align Technology Inc.*	6,254
86,703	DexCom Inc.*	5,775
60,666	Edwards Lifesciences Corp.*	6,988
174,270	Hologic Inc.*	7,704
171,510	Insulet Corp.*	8,629
8,314	Intuitive Surgical Inc.*	7,801
		47,496
HEALTH CARE TECHNOLOGY—1.1%
67,109	Veeva Systems Inc.*	4,279
HOTELS, RESTAURANTS & LEISURE—5.2%
79,957	Dave & Buster's Entertainment Inc.*	4,966
151,834	Hilton Worldwide Holdings Inc.	9,494
283,090	Melco Crown Entertainment Ltd. ADR (HK)[1]	5,719
		20,179
INTERNET & DIRECT MARKETING RETAIL—2.7%
18,970	Netflix Inc.*	3,446
92,922	Wayfair Inc.*	7,095
		10,541
INTERNET SOFTWARE & SERVICES—5.7%
35,670	CoStar Group Inc.*	9,829

6

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—Continued
137,477	Godaddy Inc.*	$ 5,909
144,649	Zillow Group Inc. Class C*	6,532
		22,270
IT SERVICES—1.2%
50,761	Global Payments Inc.	4,790
MACHINERY—2.3%
69,258	Middleby Corp.*	9,051
OIL, GAS & CONSUMABLE FUELS—1.3%
74,176	Newfield Exploration Co.*	2,131
18,057	Pioneer Natural Resources Co.	2,945
		5,076
PHARMACEUTICALS—1.4%
49,400	Eisai Co. Ltd. (JP)	2,648
127,100	Ono Pharmaceutical Co. Ltd. (JP)	2,780
		5,428
PROFESSIONAL SERVICES—1.7%
147,575	TransUnion*	6,763
ROAD & RAIL—1.9%
36,037	JB Hunt Transport Services Inc.	3,269
91,385	Knight Transportation Inc.	3,258
37,100	Swift Transportation Corp.*	946
		7,473
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.4%
935,587	Advanced Micro Devices Inc.*	12,733
94,410	Applied Materials Inc.	4,183
55,952	Cavium Inc.*	3,466
105,446	Microchip Technology Inc.	8,440
135,904	Micron Technology Inc.*	3,822
47,901	NVIDIA Corp.	7,784
		40,428
COMMON STOCKS—Continued
Shares		Value
SOFTWARE—15.9%
87,177	Autodesk Inc.*	$ 9,658
154,361	Guidewire Software Inc.*	11,139
76,320	PTC Inc.*	4,212
132,000	ServiceNow Inc.*	14,579
35,039	Ultimate Software Group Inc.*	7,909
138,807	Workday Inc.*	14,174
		61,671
SPECIALTY RETAIL—3.6%
55,662	ULTA Salon Cosmetics & Fragrance Inc.*	13,983
TRADING COMPANIES & DISTRIBUTORS—1.1%
79,114	AerCap Holdings NV (NET)*	3,885
5,497	Fastenal Co.	236
		4,121
TOTAL COMMON STOCKS
(Cost $299,635)		366,835

SHORT-TERM INVESTMENTS—6.0%
(Cost $23,207)
Principal Amount
REPURCHASE AGREEMENTS
$23,207	Repurchase Agreement with Bank of America dated July 31, 2017 due August 01, 2017 at 1.030% collateralized by U.S. Treasury Notes (value $23,576)	23,207
TOTAL INVESTMENTS—100.5%
(Cost $322,842)		390,042
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(1,945)
TOTAL NET ASSETS—100.0%		$388,097

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Automobiles	$ 3,443	$—	$—	$ 3,443
Banks	6,818	—	—	6,818
Beverages	10,515	—	—	10,515
Biotechnology	13,711	—	—	13,711
Capital Markets	9,930	—	—	9,930
Chemicals	4,961	—	—	4,961
Commercial Services & Supplies	10,216	—	—	10,216
Communications Equipment	9,349	—	—	9,349
Construction & Engineering	1,550	—	—	1,550
Consumer Finance	4,894	—	—	4,894
Containers & Packaging	10,038	—	—	10,038
Diversified Financial Services	3,417	—	—	3,417
Electrical Equipment	4,463	—	—	4,463
Electronic Equipment, Instruments & Components	7,469	—	—	7,469
7

Harbor Mid Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Energy Equipment & Services	$ 2,512	$ —	$—	$ 2,512
Health Care Equipment & Supplies	47,496	—	—	47,496
Health Care Technology	4,279	—	—	4,279
Hotels, Restaurants & Leisure	20,179	—	—	20,179
Internet & Direct Marketing Retail	10,541	—	—	10,541
Internet Software & Services	22,270	—	—	22,270
IT Services	4,790	—	—	4,790
Machinery	9,051	—	—	9,051
Oil, Gas & Consumable Fuels	5,076	—	—	5,076
Pharmaceuticals	—	5,428	—	5,428
Professional Services	6,763	—	—	6,763
Road & Rail	7,473	—	—	7,473
Semiconductors & Semiconductor Equipment	40,428	—	—	40,428
Software	61,671	—	—	61,671
Specialty Retail	13,983	—	—	13,983
Trading Companies & Distributors	4,121	—	—	4,121
Short-Term Investments
Repurchase Agreements	—	23,207	—	23,207
Total Investments in Securities	$361,407	$28,635	$—	$390,042
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017 (000s)
Common Stocks
Life Sciences Tools & Services	$180	$—	$(182)	$—	$—	$2	$—	$—	$—
There were no transfers between Levels 1 and 2 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CYM	Cayman Islands
HK	Hong Kong
JP	Japan
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Small Cap Growth Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.1%)
COMMON STOCKS—96.9%
Shares		Value
AEROSPACE & DEFENSE—1.5%
196,112	KLX Inc.*	$ 10,182
AIRLINES—0.9%
167,340	Spirit Airlines Inc.*	6,501
BANKS—3.5%
264,940	Bank of NT Butterfield & Son Ltd. (BM)	9,032
COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
190,184	FCB Financial Holdings Inc.*	$ 8,967
179,801	Pacific Premier Bancorp Inc.*	6,455
		24,454
BIOTECHNOLOGY—5.8%
285,420	Acceleron Pharma Inc.*	9,176
63,180	Avexis Inc.*	5,854
64,430	Clovis Oncology Inc.*	5,464
139,583	Neurocrine Biosciences Inc.*	6,704
162,890	Prothena Corp. plc (IE)*	10,060
20,445	Tesaro Inc.*	2,610
		39,868
CAPITAL MARKETS—0.7%
24,765	MarketAxess Holdings Inc.	5,025
CHEMICALS—1.0%
130,440	H.B. Fuller Co.	6,720
COMMUNICATIONS EQUIPMENT—1.6%
418,640	Ciena Corp.*	10,780
CONSTRUCTION MATERIALS—1.5%
354,550	Summit Materials Inc.*	10,083
CONSUMER FINANCE—1.0%
649,470	SLM Corp.*	7,196
CONTAINERS & PACKAGING—2.3%
288,390	Berry Plastics Group Inc.*	16,173
DIVERSIFIED CONSUMER SERVICES—2.0%
126,510	Bright Horizons Family Solutions Inc.*	9,995
286,410	Chegg Inc.*	3,967
		13,962
DIVERSIFIED TELECOMMUNICATION SERVICES—0.6%
357,340	Orbcomm Inc.*	4,149
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.0%
200,762	Orbotech Ltd. (IL)*	7,119
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.3%
355,440	Columbia Property Trust Inc.	7,731
137,322	Community Healthcare Trust Inc.	3,484
130,840	QTS Realty Trust Inc.	6,996
187,470	Uniti Group Inc.	4,799
		23,010
FOOD & STAPLES RETAILING—0.3%
224,787	Natural Grocers by Vitamin Cottage Inc.*	1,980
HEALTH CARE EQUIPMENT & SUPPLIES—7.0%
148,640	DexCom Inc.*	9,901
259,910	Integra LifeSciences Holdings Corp.*	12,907
78,032	Masimo Corp.*	7,382
85,750	Nevro Corp.*	7,380
418,310	Wright Medical Group NV (NET)*	10,989
		48,559
HEALTH CARE TECHNOLOGY—2.3%
323,104	Omnicell Inc.*	16,026
HOTELS, RESTAURANTS & LEISURE—4.9%
716,137	Eldorado Resorts Inc.*	14,609

9

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HOTELS, RESTAURANTS & LEISURE—Continued
356,040	Sonic Corp.	$ 8,424
52,125	Vail Resorts Inc.	10,986
		34,019
HOUSEHOLD DURABLES—2.1%
265,842	Installed Building Products Inc.*	14,302
INTERNET SOFTWARE & SERVICES—1.6%
38,943	CoStar Group Inc.*	10,731
IT SERVICES—3.8%
52,545	Euronet Worldwide Inc.*	5,077
241,220	Interxion Holding NV (NET)*	11,547
281,565	WNS Holdings Ltd. ADR (JE)*,1	9,728
		26,352
LEISURE PRODUCTS—1.8%
381,260	Acushnet Holdings Corp.	7,042
101,804	Brunswick Corp.	5,763
		12,805
LIFE SCIENCES TOOLS & SERVICES—2.4%
157,544	ICON plc (IE)*	16,534
MACHINERY—3.9%
102,100	Flowserve Corp.	4,199
178,320	John Bean Technologies Corp.	16,477
356,040	Milacron Holdings Corp.*	6,402
		27,078
MARINE—0.6%
146,580	Matson Inc.	4,134
MEDIA—4.6%
449,111	Lions Gate Entertainment Corp. Class B (CAN)*	12,355
51,330	Madison Square Garden Co.*	11,278
124,024	Nexstar Media Group Inc.	8,111
		31,744
OIL, GAS & CONSUMABLE FUELS—0.5%
104,350	Resolute Energy Corp.*	3,544
PAPER & FOREST PRODUCTS—0.8%
244,450	KapStone Paper and Packaging Corp.	5,588
PHARMACEUTICALS—6.6%
290,415	Aclaris Therapeutics Inc.*	8,364
1,732,125	Cardiome Pharma Corp. (CAN)*	7,292
250,710	Medicines Co.*	9,640
531,383	Nektar Therapeutics*	11,600
230,664	Pacira Pharmaceuticals Inc.*	9,111
		46,007
PROFESSIONAL SERVICES—1.0%
110,965	WageWorks Inc.*	7,235
ROAD & RAIL—1.8%
173,270	Ryder System Inc.	12,607
COMMON STOCKS—Continued
Shares		Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—5.5%
128,841	Cavium Inc.*	$ 7,980
336,750	Integrated Device Technology Inc.*	8,803
160,650	Microsemi Corp.*	8,367
49,881	MKS Instruments Inc.*	4,173
87,524	Monolithic Power Systems Inc.	8,955
		38,278
SOFTWARE—9.7%
118,089	BroadSoft Inc.*	5,202
162,291	Commvault Systems Inc.*	9,664
201,757	Fortinet Inc.*	7,447
89,600	Nice Ltd. ADR (IL)[1]	6,689
129,069	Proofpoint Inc.*	11,002
140,930	Tableau Software Inc.*	9,083
38,745	Ultimate Software Group Inc.*	8,745
326,157	Zendesk Inc.*	9,563
		67,395
SPECIALTY RETAIL—0.5%
31,350	Lithia Motors Inc.	3,237
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.9%
131,160	Electronics for Imaging Inc.*	6,372
THRIFTS & MORTGAGE FINANCE—1.5%
869,030	MGIC Investment Corp.*	10,142
TRADING COMPANIES & DISTRIBUTORS—6.1%
580,341	BMC Stock Holdings Inc.*	12,767
247,476	Rush Enterprises Inc.*	10,674
378,680	Univar Inc.*	11,754
47,765	Watsco Inc.	7,202
		42,397
TOTAL COMMON STOCKS
(Cost $548,593)		672,288

SHORT-TERM INVESTMENTS—3.2%
(Cost $22,270)
Principal Amount
REPURCHASE AGREEMENTS
$22,270	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $22,719)	22,270
TOTAL INVESTMENTS—100.1%
(Cost $570,863)		694,558
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(996)
TOTAL NET ASSETS—100.0%		$693,562

10

Harbor Small Cap Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $22,270 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
BM	Bermuda
CAN	Canada
IE	Ireland
IL	Israel
JE	Jersey
NET	Netherlands
The accompanying notes are an integral part of the Portfolios of Investments.
11

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 3.3%)
COMMON STOCKS—96.7%
Shares		Value
AEROSPACE & DEFENSE—1.3%
62,116	DigitalGlobe Inc.*	$ 2,168
203,160	KeyW Holding Corp.*	1,794
		3,962
AIR FREIGHT & LOGISTICS—1.4%
41,003	Atlas Air Worldwide Holdings Inc.*	2,436
135,485	Echo Global Logistics Inc.*	1,849
		4,285
BANKS—2.1%
49,075	Chemical Financial Corp.	2,365
57,257	FB Financial Corp.*	1,968
84,295	Tristate Capital Holdings Inc.*	1,939
		6,272
BEVERAGES—0.7%
168,135	Primo Water Corp.*	2,087
BIOTECHNOLOGY—5.9%
43,914	BioSpecifics Technologies Corp.*	2,136
208,209	Exact Sciences Corp.*	8,079
25,660	Ligand Pharmaceuticals Inc.*	3,103
117,373	Sarepta Therapeutics Inc.*	4,528
		17,846
BUILDING PRODUCTS—2.4%
60,030	Caesarstone Ltd. (IL)*	2,107
35,567	Masonite International Corp. (CAN)*	2,762
132,082	NCI Building Systems Inc.*	2,377
		7,246
CAPITAL MARKETS—0.7%
56,795	Financial Engines Inc.	2,184
COMMERCIAL SERVICES & SUPPLIES—2.6%
195,121	Hudson Technologies Inc.*	1,578
321,002	InnerWorkings Inc.*	3,785
49,818	TETRA Tech Inc.	2,364
		7,727
COMMUNICATIONS EQUIPMENT—1.3%
319,598	Infinera Corp.*	3,749
CONSTRUCTION & ENGINEERING—1.2%
40,327	Dycom Industries Inc.*	3,654
CONSUMER FINANCE—0.7%
50,708	Green Dot Corp.*	2,040
DIVERSIFIED CONSUMER SERVICES—2.0%
431,803	Chegg Inc.*	5,980
DIVERSIFIED TELECOMMUNICATION SERVICES—0.9%
272,522	Iridium Communications Inc.*	2,712
ELECTRICAL EQUIPMENT—0.4%
125,571	Power Solutions International Inc.*	1,256
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.5%
56,581	Methode Electronics Inc.	2,249
44,926	MTS Systems Corp.	2,368
		4,617
HEALTH CARE EQUIPMENT & SUPPLIES—8.3%
1,086,355	Cerus Corp.*	2,455
139,109	Cryolife Inc.*	2,608

12

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
386,975	Endologix Inc.*	$ 1,892
34,611	ICU Medical Inc.*	5,950
201,311	Invacare Corp.	3,151
62,220	K2M Group Holdings Inc.*	1,514
126,099	Surgery Partners Inc.*	2,503
185,735	Wright Medical Group NV (NET)*	4,879
		24,952
HEALTH CARE PROVIDERS & SERVICES—1.1%
96,076	Teladoc Inc.*	3,151
HEALTH CARE TECHNOLOGY—3.5%
256,523	Evolent Health Inc.*	6,336
158,436	Vocera Communications Inc.*	4,321
		10,657
HOTELS, RESTAURANTS & LEISURE—4.7%
19,266	Churchill Downs Inc.	3,604
174,491	Habit Restaurants Inc.*	2,870
160,626	Planet Fitness Inc.*	3,640
175,935	Playa Hotels & Resorts NV (NET)*	2,080
63,968	Wingstop Inc.*	1,920
		14,144
HOUSEHOLD DURABLES—0.8%
88,320	Century Communities Inc.*	2,287
INSURANCE—2.2%
58,546	Kinsale Capital Group Inc.	2,279
202,169	National General Holdings Corp.	4,288
		6,567
INTERNET & DIRECT MARKETING RETAIL—0.9%
46,787	NutriSystem Inc.	2,608
INTERNET SOFTWARE & SERVICES—4.3%
162,719	Bankrate Inc.*	2,262
314,091	Gogo Inc.*	3,826
22,691	LogMeIn Inc.	2,642
250,850	Quotient Technology Inc.*	2,910
31,275	Shutterstock Inc.*	1,318
		12,958
IT SERVICES—6.6%
145,800	Blackhawk Network Holdings Inc.*	6,364
162,310	Interxion Holding NV (NET)*	7,770
168,883	WNS Holdings Ltd. ADR (IND)*,1	5,835
		19,969
LIFE SCIENCES TOOLS & SERVICES—1.1%
157,082	Luminex Corp.	3,209
MACHINERY—4.7%
71,611	Actuant Corp.	1,733
64,027	Barnes Group Inc.	3,853
52,542	CIRCOR International Inc.	2,630
104,766	NN Inc.	2,902
129,469	Rexnord Corp.*	2,999
		14,117
COMMON STOCKS—Continued
Shares		Value
MEDIA—1.1%
78,562	AMC Entertainment Holdings Inc.	$ 1,603
73,330	World Wrestling Entertainment Inc.	1,551
		3,154
OIL, GAS & CONSUMABLE FUELS—2.0%
182,893	Callon Petroleum Co.*	2,070
111,087	SM Energy Co.	1,932
227,178	SRC Energy Inc.*	1,933
		5,935
PERSONAL PRODUCTS—0.7%
82,611	Elf Beauty Inc.*	2,096
PHARMACEUTICALS—3.9%
128,109	Medicines Co.*	4,926
108,627	Pacira Pharmaceuticals Inc.*	4,291
321,002	Teligent Inc.*	2,529
		11,746
PROFESSIONAL SERVICES—4.1%
120,095	Korn/Ferry International	4,017
74,558	On Assignment Inc.*	3,672
73,022	WageWorks Inc.*	4,761
		12,450
ROAD & RAIL—1.6%
52,161	Saia Inc.*	2,835
72,767	Swift Transportation Corp.*	1,855
		4,690
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
92,094	Inphi Corp.*	3,536
326,124	Maxlinear Inc.*	8,545
		12,081
SOFTWARE—7.5%
41,533	2U Inc.*	2,149
62,049	BroadSoft Inc.*	2,733
195,154	Callidus Software Inc.*	4,742
46,279	Imperva Inc.*	2,085
450,146	Synchronoss Technologies Inc.*	7,599
248,984	Vasco Data Security International Inc.*	3,361
		22,669
SPECIALTY RETAIL—2.0%
69,563	Camping World Holdings Inc.	2,223
167,989	J. Jill Inc.*	2,056
123,299	Party City Holdco Inc.*	1,720
		5,999
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.8%
51,883	Electronics for Imaging Inc.*	2,520
TEXTILES, APPAREL & LUXURY GOODS—0.6%
91,946	Canada Goose Holdings Inc. (CAN)*	1,752
THRIFTS & MORTGAGE FINANCE—1.9%
34,872	Bofi Holding Inc.*	972
15,262	LendingTree Inc.*	3,367
20,007	Meta Financial Group Inc.	1,426
		5,765

13

Harbor Small Cap Growth Opportunities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRADING COMPANIES & DISTRIBUTORS—1.6%
65,921	Beacon Roofing Supply Inc.*	$ 3,028
148,658	Foundation Building Materials Inc.*	1,793
		4,821
WATER UTILITIES—0.8%
141,111	Aquaventure Holdings Ltd. (VG)*	2,256
WIRELESS TELECOMMUNICATION SERVICES—0.8%
79,205	Shenandoah Telecommunications Co.	2,436
TOTAL COMMON STOCKS
(Cost $253,860)		290,576

SHORT-TERM INVESTMENTS—3.2%
(Cost $9,758)
Principal Amount		Value
REPURCHASE AGREEMENTS
$9,758	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $9,953)	$ 9,758
TOTAL INVESTMENTS—99.9%
(Cost $263,618)		300,334
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		157
TOTAL NET ASSETS—100.0%		$300,491

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $9,758 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
CAN	Canada
IL	Israel
IND	India
NET	Netherlands
VG	Virgin Islands
The accompanying notes are an integral part of the Portfolios of Investments.
14

Harbor Large Cap Value Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.3%)
COMMON STOCKS—95.7%
Shares		Value
AEROSPACE & DEFENSE—2.7%
85,000	General Dynamics Corp.	$ 16,688
BANKS—16.2%
1,830,000	Banco Bilbao Vizcaya SA ADR (SP)[1]	16,616
829,000	Bank of America Corp.	19,996
100,000	BOK Financial Corp.	8,507
95,000	Cullen/Frost Bankers Inc.	8,624
113,000	First Republic Bank	11,337
128,000	JPMorgan Chase & Co.	11,750
81,000	M&T Bank Corp.	13,215
1,610,000	Mitsubishi UFJ Financial Group Inc. ADR (JP)[1]	10,256
		100,301
BEVERAGES—2.0%
270,000	Coca-Cola Co.	12,377
BIOTECHNOLOGY—4.6%
225,000	AbbVie Inc.	15,730
74,000	Amgen Inc.	12,913
		28,643
CAPITAL MARKETS—2.9%
124,000	Ameriprise Financial Inc.	17,965
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.4%
227,000	Dow Chemical Co.	$ 14,582
120,000	PPG Industries Inc.	12,630
		27,212
CONSTRUCTION MATERIALS—3.0%
81,000	Martin Marietta Materials Inc.	18,341
ENERGY EQUIPMENT & SERVICES—1.6%
241,000	Halliburton Co.	10,228
FOOD & STAPLES RETAILING—4.3%
462,000	Kroger Co.	11,328
189,000	Walgreens Boots Alliance Inc.	15,247
		26,575
FOOD PRODUCTS—3.8%
248,000	Archer Daniels Midland Co.	10,461
300,000	Mondelez International Inc.	13,206
		23,667
GAS UTILITIES—2.3%
236,000	National Fuel Gas Co.	13,974
HEALTH CARE EQUIPMENT & SUPPLIES—8.0%
315,000	Baxter International Inc.	19,051
157,000	Danaher Corp.	12,794
209,000	Medtronic plc (IE)	17,550
		49,395
HEALTH CARE PROVIDERS & SERVICES—2.4%
284,400	Acadia Healthcare Co. Inc.*	15,053
HOUSEHOLD DURABLES—2.6%
308,000	Lennar Corp.	16,151
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.5%
820,000	AES Corp.	9,168
INSURANCE—2.4%
100,000	Chubb Ltd. (SWS)	14,646
IT SERVICES—2.1%
220,000	PayPal Holdings Inc.*	12,881
MACHINERY—2.5%
225,000	Oshkosh Corp.	15,493
OIL, GAS & CONSUMABLE FUELS—6.1%
176,000	EQT Corp.	11,211
175,000	Phillips 66	14,657
71,000	Pioneer Natural Resources Co.	11,580
		37,448
PERSONAL PRODUCTS—2.5%
264,000	Unilever NV (NET)	15,357
PHARMACEUTICALS—2.2%
158,000	Novartis AG ADR (SWS)[1]	13,462
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.0%
230,000	Microchip Technology Inc.	18,409
SOFTWARE—9.2%
152,000	Adobe Systems Inc.*	22,267

15

Harbor Large Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
SOFTWARE—Continued
115,000	ANSYS Inc.*	$ 14,898
274,000	Microsoft Corp.	19,920
		57,085
SPECIALTY RETAIL—3.4%
139,000	Home Depot Inc.	20,794
TOTAL COMMON STOCKS
(Cost $464,506)		591,313

SHORT-TERM INVESTMENTS—4.3%
(Cost $26,656)
Principal Amount		Value
REPURCHASE AGREEMENTS
$26,656	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $27,193)	$ 26,656
TOTAL INVESTMENTS—100.0%
(Cost $491,162)		617,969
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(180)
TOTAL NET ASSETS—100.0%		$617,789

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $26,656 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
IE	Ireland
JP	Japan
NET	Netherlands
SP	Spain
SWS	Switzerland
The accompanying notes are an integral part of the Portfolios of Investments.
16

Harbor Mid Cap Value Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 0.7%)

COMMON STOCKS—99.3%
Shares		Value
AEROSPACE & DEFENSE—3.2%
32,347	AAR Corp.	$ 1,210
35,500	Huntington Ingalls Industries Inc.	7,317
53,100	Moog Inc.*	3,946
161,102	Spirit AeroSystems Holdings Inc.	9,735
124,900	Textron Inc.	6,136
85,800	Triumph Group Inc.	2,197
		30,541
AIR FREIGHT & LOGISTICS—0.5%
74,217	Atlas Air Worldwide Holdings Inc.*	4,409
AIRLINES—3.2%
79,057	Alaska Air Group Inc.	6,738
153,800	American Airlines Group Inc.	7,758
315,600	JetBlue Airways Corp.*	6,921
139,300	United Continental Holdings Inc.*	9,428
		30,845
AUTO COMPONENTS—2.1%
118,200	American Axle & Manufacturing Holdings Inc.*	1,742
29,600	Cooper-Standard Holdings Inc.*	3,027
277,200	Goodyear Tire & Rubber Co.	8,735
46,300	Lear Corp.	6,861
		20,365
AUTOMOBILES—0.5%
91,600	Harley-Davidson Inc.	4,458
BANKS—6.6%
120,000	Banco Latinoamericano de Comercio Exterior SA (PA)	3,157
134,800	CIT Group Inc.	6,423
138,500	Citizens Financial Group Inc.	4,859
327,900	Fifth Third Bancorp	8,755
495,200	KeyCorp	8,934
905,300	Regions Financial Corp.	13,217
225,100	SunTrust Banks Inc.	12,896
113,400	Zions Bancorporation	5,139
		63,380
BUILDING PRODUCTS—0.5%
76,600	Owens Corning Inc.	5,136
CAPITAL MARKETS—2.9%
111,000	Ameriprise Financial Inc.	16,082
144,135	Lazard Ltd. (BM)	6,733
121,300	Legg Mason Inc.	4,853
		27,668
CHEMICALS—4.0%
90,300	A. Schulman Inc.	2,375
86,000	Cabot Corp.	4,672
72,800	Celanese Corp.	7,001
141,100	Eastman Chemical Co.	11,734

17

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
CHEMICALS—Continued
289,700	Huntsman Corp.	$ 7,712
70,400	Trinseo SA (LUX)	4,949
		38,443
COMMERCIAL SERVICES & SUPPLIES—0.4%
20,712	LSC Communications Inc.	443
187,400	Pitney Bowes Inc.	2,949
55,233	RR Donnelley & Sons Co.	683
		4,075
COMMUNICATIONS EQUIPMENT—1.2%
232,600	Juniper Networks Inc.	6,501
49,300	NETGEAR Inc.*	2,361
64,600	Plantronics Inc.	2,919
		11,781
CONSTRUCTION & ENGINEERING—0.5%
134,100	Chicago Bridge & Iron Co. NV (NET)	2,513
86,400	Tutor Perini Corp.*	2,298
		4,811
CONSUMER FINANCE—1.6%
144,400	Discover Financial Services	8,800
225,200	Navient Corp.	3,322
56,500	Nelnet Inc.	2,773
		14,895
CONTAINERS & PACKAGING—1.5%
144,200	Owens-Illinois Inc.*	3,447
77,241	Packaging Corp. of America	8,456
44,300	WestRock Co.	2,544
		14,447
DIVERSIFIED FINANCIAL SERVICES—0.5%
120,200	Voya Financial Inc.	4,717
ELECTRIC UTILITIES—4.2%
115,100	American Electric Power Co. Inc.	8,119
82,400	Edison International	6,484
162,200	Entergy Corp.	12,444
409,500	FirstEnergy Corp.	13,067
		40,114
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
65,500	Avnet Inc.	2,514
235,500	Corning Inc.	6,863
480,500	Flex Ltd. (SGP)*	7,683
41,800	Tech Data Corp.*	4,280
196,236	TTM Technologies Inc.*	3,411
154,200	Vishay Intertechnology Inc.	2,752
		27,503
ENERGY EQUIPMENT & SERVICES—1.5%
241,367	Diamond Offshore Drilling Inc.*	2,998
100,600	Ensco plc (UK)	532
629,600	McDermott International Inc. (PA)*	4,262
83,400	National Oilwell Varco Inc.	2,728
74,800	Oceaneering International Inc.	1,919
131,800	Rowan Cos. plc (UK)*	1,538
		13,977
COMMON STOCKS—Continued
Shares		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—10.3%
181,700	Brandywine Realty Trust	$ 3,054
286,300	CBL & Associates Properties Inc.	2,517
362,800	DDR Corp.	3,697
507,836	Franklin Street Properties Corp.	5,368
211,000	Government Properties Income Trust	3,741
188,700	Hersha Hospitality Trust	3,540
229,600	Hospitality Properties Trust	6,672
378,000	Host Hotels & Resorts Inc.	7,054
733,500	Lexington Realty Trust	7,467
243,500	Mack-Cali Realty Corp.	6,389
263,000	Medical Properties Trust Inc.	3,414
209,300	OMEGA Healthcare Investors Inc.	6,612
320,900	Piedmont Office Realty Trust Inc.	6,742
234,300	Sabra Health Care REIT Inc.	5,436
209,812	Select Income REIT	4,924
411,114	Senior Housing Properties Trust	7,996
334,600	Summit Hotel Properties Inc.	5,999
565,400	Vereit Inc.	4,698
167,004	Xenia Hotels & Resorts Inc.	3,394
		98,714
FOOD & STAPLES RETAILING—0.8%
62,200	Ingles Markets Inc.	1,835
160,000	Kroger Co.	3,923
516,700	SUPERVALU Inc.*	1,850
		7,608
FOOD PRODUCTS—1.6%
67,500	Archer Daniels Midland Co.	2,847
89,100	Bunge Ltd. (BM)	6,985
86,900	Tyson Foods Inc.	5,506
		15,338
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
57,348	Magellan Health Inc.*	4,275
HEALTH CARE PROVIDERS & SERVICES—3.1%
22,400	Aetna Inc.	3,456
126,800	Cardinal Health Inc.	9,797
35,000	CIGNA Corp.	6,075
61,286	LifePoint Health Inc.*	3,640
73,000	Owens & Minor Inc.	2,353
42,400	Quest Diagnostics Inc.	4,592
		29,913
HOTELS, RESTAURANTS & LEISURE—1.6%
171,600	Brinker International Inc.	6,087
87,500	Wyndham Worldwide Corp.	9,132
		15,219
HOUSEHOLD DURABLES—2.1%
99,700	CalAtlantic Group Inc.	3,499
101,478	Ethan Allen Interiors Inc.	3,252
65,200	Meritage Homes Corp.*	2,657
183,453	Pulte Homes Inc.	4,480
37,400	Whirlpool Corp.	6,653
		20,541
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.4%
380,400	AES Corp.	4,253
INSURANCE—8.8%
65,100	Aflac Inc.	5,192

18

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
38,100	Allstate Corp.	$ 3,467
47,574	American Financial Group Inc.	4,824
83,000	AmTrust Financial Services Inc.	1,328
40,100	Assurant Inc.	4,221
88,400	Assured Guaranty Ltd. (BM)	3,979
51,900	Axis Capital Holdings Ltd. (BM)	3,352
44,900	Everest Re Group Ltd. (BM)	11,781
150,800	Hartford Financial Services Group Inc.	8,294
179,800	Lincoln National Corp.	13,136
186,500	Maiden Holdings Ltd. (BM)	2,070
60,800	Principal Financial Group Inc.	4,059
134,600	Universal Insurance Holdings Inc.	3,210
139,000	Unum Group	6,968
77,600	Validus Holdings Ltd. (BM)	4,174
89,700	XL Group Ltd. (BM)	3,983
		84,038
INTERNET SOFTWARE & SERVICES—0.1%
32,833	Cars.com Inc.*	798
190,700	DHI Group Inc.*	420
		1,218
IT SERVICES—0.7%
110,756	Convergys Corp.	2,655
228,100	Western Union Co.	4,505
		7,160
LEISURE PRODUCTS—0.4%
184,500	American Outdoor Brands Corp.*	3,814
MACHINERY—4.3%
42,500	AGCO Corp.	3,066
170,200	Briggs & Stratton Corp.	3,986
62,200	Cummins Inc.	10,443
89,800	Hillenbrand Inc.	3,233
161,900	Meritor Inc.*	2,798
86,200	Oshkosh Corp.	5,936
55,300	Timken Co.	2,516
111,200	Trinity Industries Inc.	3,048
327,400	Wabash National Corp.	6,247
		41,273
MEDIA—0.9%
42,900	AMC Networks Inc.*	2,744
26,450	Gannett Co. Inc.	237
98,500	TEGNA Inc.	1,461
108,800	Viacom Inc.	3,799
		8,241
METALS & MINING—0.6%
78,500	Reliance Steel & Aluminum Co.	5,680
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—1.9%
624,000	Annaly Capital Management Inc.	7,507
171,000	Invesco Mortgage Capital Inc.	2,844
298,300	MFA Financial Inc.	2,532
144,800	PennyMac Mortgage Investment Trust	2,548
246,900	Two Harbors Investment Corp.	2,442
		17,873
MULTILINE RETAIL—1.1%
33,600	Dillard's Inc.	2,480
COMMON STOCKS—Continued
Shares		Value
MULTILINE RETAIL—Continued
124,800	Kohl's Corp.	$ 5,160
102,800	Macy's Inc.	2,442
		10,082
MULTI-UTILITIES—2.7%
368,400	Public Service Enterprise Group Inc.	16,567
136,840	SCANA Corp.	8,808
		25,375
OIL, GAS & CONSUMABLE FUELS—4.0%
53,500	Energy XXI Ltd. (BM)*	—
89,800	Marathon Petroleum Corp.	5,028
192,400	Murphy Oil Corp.	5,114
163,700	PBF Energy Inc.	3,727
66,300	Ship Finance International Ltd. (BM)	902
106,100	Tesoro Corp.	10,560
183,400	Valero Energy Corp.	12,649
		37,980
PAPER & FOREST PRODUCTS—0.6%
44,800	Clearwater Paper Corp.*	2,202
98,600	Domtar Corp.	3,851
		6,053
PHARMACEUTICALS—1.2%
41,200	Jazz Pharmaceuticals plc (IE)*	6,329
110,150	Lannett Co. Inc.*	2,242
84,495	Mylan NV (NET)*	3,294
		11,865
PROFESSIONAL SERVICES—0.5%
47,700	ManpowerGroup Inc.	5,111
ROAD & RAIL—0.7%
74,200	ArcBest Corp.	2,063
62,800	Ryder System Inc.	4,569
		6,632
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.0%
475,000	Amkor Technology Inc.*	4,926
213,100	Applied Materials Inc.	9,442
88,100	Lam Research Corp.	14,048
349,900	On Semiconductor Corp.*	5,231
141,100	Teradyne Inc.	4,881
		38,528
SOFTWARE—0.2%
76,300	CA Inc.	2,368
SPECIALTY RETAIL—3.4%
92,800	Bed Bath & Beyond Inc.	2,775
68,800	Dick's Sporting Goods Inc.	2,569
123,900	Finish Line Inc.	1,705
53,600	Foot Locker Inc.	2,529
89,100	GameStop Corp.	1,933
138,900	Gap Inc.	3,310
73,700	Group 1 Automotive Inc.	4,389
61,063	Murphy USA Inc.*	4,624
512,100	Office Depot Inc.	3,006
76,700	Penske Automotive Group Inc.	3,339
26,700	The Children's Place Retail Stores Inc.	2,821
		33,000

19

Harbor Mid Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—3.5%
242,314	HP Inc.	$ 4,628
197,600	NCR Corp.*	7,479
112,600	NetApp Inc.	4,889
143,800	Seagate Technology plc (IE)	4,740
65,200	Western Digital Corp.	5,550
189,900	Xerox Corp.	5,824
		33,110
TEXTILES, APPAREL & LUXURY GOODS—0.3%
29,843	Carter's Inc.	2,588
THRIFTS & MORTGAGE FINANCE—0.6%
249,400	MGIC Investment Corp.*	2,911
185,900	Radian Group Inc.	3,238
		6,149
TOBACCO—0.4%
58,751	Universal Corp.	3,757
TRADING COMPANIES & DISTRIBUTORS—0.3%
113,600	Aircastle Ltd. (BM)	2,674
TOTAL COMMON STOCKS
(Cost $841,176)		951,995

SHORT-TERM INVESTMENTS—0.9%
(Cost $8,565)
Principal Amount		Value
REPURCHASE AGREEMENTS
$8,565	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $8,737)	$ 8,565
TOTAL INVESTMENTS—100.2%
(Cost $849,741)		960,560
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.2)%		(2,018)
TOTAL NET ASSETS—100.0%		$958,542

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $8,565 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
BM	Bermuda
IE	Ireland
LUX	Luxembourg
NET	Netherlands
PA	Panama
SGP	Singapore
UK	United Kingdom
The accompanying notes are an integral part of the Portfolios of Investments.
20

Harbor Small Cap Value Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Equity Holdings (% of net assets)
(Excludes net cash and short-term investments of 4.9%)
COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—6.2%
581,482	Hexcel Corp.	$ 29,754
191,160	Moog Inc.*	14,207
145,736	Teledyne Technologies Inc.*	19,870
		63,831
BANKS—3.4%
459,759	Trustmark Corp.	14,694
274,896	United Bankshares Inc.	9,484
285,831	WesBanco Inc.	10,927
		35,105
CAPITAL MARKETS—5.1%
263,131	Eaton Vance Corp.	12,917
310,076	Raymond James Financial Inc.	25,795
262,955	Stifel Financial Corp.*	13,371
		52,083
CHEMICALS—3.7%
288,375	Cabot Corp.	15,667
227,677	Scotts Miracle-Gro Co.	21,855
		37,522
CONSUMER FINANCE—1.8%
312,386	Firstcash Inc.	18,165
COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—2.4%
338,288	EnerSys	$ 24,448
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—12.1%
181,608	Coherent Inc.*	48,126
423,362	FLIR Systems Inc.	15,800
144,797	Littelfuse Inc.	26,089
235,896	OSI Systems Inc.*	18,865
426,729	Sanmina Corp.*	15,298
		124,178
ENERGY EQUIPMENT & SERVICES—2.2%
101,271	Core Laboratories NV	10,181
512,030	Oil States International Inc.*	12,724
		22,905
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.7%
736,547	First Potomac Realty Trust	8,198
871,470	Medical Properties Trust Inc.	11,312
131,295	SBA Communications Corp.*	18,059
		37,569
FOOD & STAPLES RETAILING—0.9%
226,529	United Natural Foods Inc.*	8,728
GAS UTILITIES—3.9%
478,348	South Jersey Industries Inc.	16,250
277,245	WGL Holdings Inc.	23,765
		40,015
HEALTH CARE EQUIPMENT & SUPPLIES—1.4%
186,599	Cantel Medical Corp.	13,846
HEALTH CARE PROVIDERS & SERVICES—4.4%
277,147	Centene Corp.*	22,011
286,063	MEDNAX Inc.*	13,439
151,344	Molina Healthcare Inc.*	10,110
		45,560
HOTELS, RESTAURANTS & LEISURE—1.4%
828,982	Bloomin' Brands Inc.	14,449
HOUSEHOLD DURABLES—1.5%
381,820	Meritage Homes Corp.*	15,559
INSURANCE—6.8%
532,105	American Equity Investment Life Holding Co.	14,250
313,844	Horace Mann Educators Corp.	11,581
171,436	Reinsurance Group of America Inc.	24,035
182,562	State Auto Financial Corp.	4,708
345,116	United Fire Group Inc.	15,572
		70,146
IT SERVICES—4.6%
354,479	Global Payments Inc.	33,452
351,297	ManTech International Corp.	13,954
		47,406
MACHINERY—11.6%
252,657	Albany International Corp.	13,517
381,449	Altra Industrial Motion Corp.	16,994
506,582	Franklin Electric Co. Inc.	20,466
1,832,957	Mueller Water Products Inc.	21,262

21

Harbor Small Cap Value Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
166,177	Snap-on Inc.	$ 25,624
450,439	Timken Co.	20,495
		118,358
OIL, GAS & CONSUMABLE FUELS—1.5%
354,928	Gulfport Energy Corp.*	4,479
233,025	PDC Energy Inc.*	10,990
		15,469
PHARMACEUTICALS—2.2%
643,487	Catalent Inc.*	22,329
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—11.7%
436,814	Advanced Energy Industries Inc.*	31,691
293,621	Cabot Microelectronics Corp.	21,772
1,345,995	Entegris Inc.*	35,131
303,249	Monolithic Power Systems Inc.	31,028
		119,622
THRIFTS & MORTGAGE FINANCE—0.9%
475,262	Astoria Financial Corp.	9,591
TRADING COMPANIES & DISTRIBUTORS—1.7%
285,325	GATX Corp.	17,642
TOTAL COMMON STOCKS
(Cost $551,838)		974,526

SHORT-TERM INVESTMENTS—5.6%
(Cost $57,697)
Principal Amount		Value
REPURCHASE AGREEMENTS
$57,697	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $58,853)	$ 57,697
TOTAL INVESTMENTS—100.7%
(Cost $609,535)		1,032,223
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.7)%		(7,550)
TOTAL NET ASSETS—100.0%		$1,024,673

FAIR VALUE MEASUREMENTS
Repurchase Agreements valued at $57,697 are classified as Level 2. All other holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017 and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
The accompanying notes are an integral part of the Portfolios of Investments.
22

Harbor Domestic Equity Funds
Notes to Portfolios of Investments— July 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 31 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Strategic Growth Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Small Cap Growth Opportunities Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund and Harbor Small Cap Value Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
23

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and
24

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Capital Appreciation Fund and Harbor Mid Cap Growth Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
25

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor Capital Appreciation Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Government Money Market Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive interest, dividends, or other amounts, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. As of July 31, 2017, Harbor Capital Appreciation Fund had no securities out on loan.
Investment Company Reporting Modernization
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
26

Harbor Domestic Equity Funds
Notes to Portfolios of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
GROWTH FUNDS
Harbor Capital Appreciation Fund	$16,437,108	$11,366,585	$(68,089)	$11,298,496
Harbor Strategic Growth Fund	24,888	8,171	(268)	7,903
Harbor Mid Cap Growth Fund	322,842	73,175	(5,975)	67,200
Harbor Small Cap Growth Fund	570,863	138,486	(14,791)	123,695
Harbor Small Cap Growth Opportunities Fund*	263,618	51,076	(14,360)	36,716
VALUE FUNDS
Harbor Large Cap Value Fund	$ 491,162	$ 130,663	$ (3,856)	$ 126,807
Harbor Mid Cap Value Fund	849,741	172,173	(61,354)	110,819
Harbor Small Cap Value Fund*	609,535	437,248	(14,560)	422,688

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
27

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Chief Compliance Officer,
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles F. McCain
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.DE.0717

Quarterly Schedule of
Portfolio Holdings
July 31, 2017
International & Global  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor International Fund	HAINX	HRINX	HIINX	HNINX
Harbor Diversified International All Cap Fund	HAIDX	HRIDX	HIIDX	HNIDX
Harbor International Growth Fund	HAIGX	HRIGX	HIIGX	HNGFX
Harbor International Small Cap Fund	HAISX	HRISX	HIISX	HNISX
Harbor Global Leaders Fund (formerly known as Harbor Global Growth Fund)	HGGAX	HRGAX	HGGIX	HNGIX
Harbor Emerging Markets Equity Fund	HAEMX	HREMX	HIEEX	HNEMX

Harbor International Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 2.1%)
COMMON STOCKS—97.4%
Shares		Value
AEROSPACE & DEFENSE—1.9%
55,848,581	Rolls-Royce Holdings plc (UK)*	$ 654,373
AUTO COMPONENTS—1.9%
4,845,498	Cie Generale des Etablissements Michelin (FR)	656,255
BANKS—7.2%
66,678,575	Banco Bilbao Vizcaya Argentaria SA (SP)	603,287
13,090,946	Bancolombia SA ADR (COL)[1]	572,598
3,788,116	Erste Group Bank AG (AUT)	156,922
407,788,177	Lloyds Banking Group plc (UK)	352,548
68,462,435	Standard Chartered plc (UK)*	765,291
		2,450,646
BEVERAGES—8.5%
8,884,300	AmBev SA (BR)*	54,559
8,923,773	AmBev SA ADR (BR)*,1	54,257
5,395,548	Anheuser-Busch InBev SA (BEL)	650,878
2,893,028	Becle SAB de CV (MEX)*	4,875
18,671,961	Diageo plc (UK)	603,048
8,104,482	Heineken NV (NET)	845,696
4,778,105	Pernod Ricard SA (FR)[2]	662,934
		2,876,247
BIOTECHNOLOGY—2.6%
15,643,142	Shire plc (UK)	874,489
CAPITAL MARKETS—2.1%
1,793,191	Deutsche Boerse AG (GER)	187,240
29,730,044	UBS Group AG (SWS)*,2	517,019
		704,259
COMMON STOCKS—Continued
Shares		Value
CHEMICALS—4.1%
7,378,432	Bayer AG (GER)	$ 934,561
2,420,155	Linde AG (GER)	461,670
		1,396,231
CONSTRUCTION MATERIALS—2.6%
85,152,553	Cementos Argos SA (COL)	339,340
24,495,290	Grupo Argos SA (COL)	176,201
6,332,817	LafargeHolcim Ltd. (SWS)*	378,393
		893,934
DIVERSIFIED FINANCIAL SERVICES—2.1%
14,847,660	Grupo Aval Acciones y Valores SA ADR (COL)[1]	131,402
20,169,521	Grupo de Inversiones Suramericana SA (COL)	283,819
6,608,206	Investor AB (SW)	313,394
		728,615
DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
117,459,730	Telecom Italia SpA (IT)*	120,844
ELECTRICAL EQUIPMENT—1.4%
6,159,010	Schneider Electric SE (FR)	483,379
ENERGY EQUIPMENT & SERVICES—3.3%
16,437,153	Schlumberger Ltd. (US)	1,127,589
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.2%
114,466,192	Fibra Uno Administracion SA de CV (MEX)*	213,276
11,541,649	Great Portland Estates plc (UK)	91,718
14,713,855	Land Securities Group plc (UK)	198,424
2,383,972	Unibail-Rodamco SE (FR)	596,242
		1,099,660
FOOD PRODUCTS—1.7%
6,696,710	Nestlé SA (SWS)	565,266
HEALTH CARE EQUIPMENT & SUPPLIES—5.5%
59,815,971	ConvaTec Group plc (UK)*,3	245,155
5,046,114	Essilor International SA (FR)	638,871
9,542,250	Hoya Corp. (JP)	538,058
12,402,998	Olympus Corp. (JP)	450,188
		1,872,272
HEALTH CARE PROVIDERS & SERVICES—1.3%
5,279,205	Fresenius SE & Co. KGaA (GER)	445,590
HOTELS, RESTAURANTS & LEISURE—9.3%
35,048,375	Las Vegas Sands Corp. (US)	2,159,330
10,654,156	MGM China Holdings Ltd. (CHN)	20,963
7,677,561	Wynn Resorts Ltd. (US)	993,016
		3,173,309
HOUSEHOLD PRODUCTS—2.0%
6,971,984	Reckitt Benckiser Group plc (UK)	677,867
INSURANCE—5.4%
2,726,777	Allianz SE (GER)	581,234
19,312,485	AXA SA (FR)	570,365
16,609,191	Tokio Marine Holdings Inc. (JP)	698,471
		1,850,070
INTERNET SOFTWARE & SERVICES—3.0%
6,511,744	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,008,995

1

Harbor International Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
MACHINERY—5.6%
17,562,024	Atlas Copco AB Class A (SW)	$ 635,179
3,868,892	Fanuc Corp. (JP)	791,013
805,716	SMC Corp. (JP)	256,143
8,747,875	Weir Group plc (UK)	211,738
		1,894,073
MEDIA—6.3%
7,164,377	Dentsu Inc. (JP)	334,990
10,416,542	Grupo Televisa SAB ADR (MEX)[1]	277,288
5,427,136	JCDecaux SA (FR)	193,270
6,060,466	Liberty Global plc Class A (UK)*	205,208
5,542,802	Liberty Global plc Class C (UK)*	181,638
605,323	Liberty Global plc LiLAC Class A (UK)*	15,569
715,996	Liberty Global plc LiLAC Class C (UK)*	18,272
39,723,121	Vivendi SA (FR)	918,154
		2,144,389
METALS & MINING—0.4%
6,937,749	Barrick Gold Corp. (CAN)	117,317
OIL, GAS & CONSUMABLE FUELS—0.6%
10,969,319	Statoil ASA (NOR)	206,158
PERSONAL PRODUCTS—1.7%
2,778,090	L'Oreal SA (FR)	575,565
PHARMACEUTICALS—7.3%
19,075,714	Indivior plc (UK)*	96,566
9,270,869	Novartis AG (SWS)	789,671
15,862,086	Novo Nordisk AS (DEN)	674,605
1,550,319	Roche Holding AG (SWS)	392,493
16,877,394	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	542,946
		2,496,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
3,780,430	ASML Holding NV (NET)	570,093
SOFTWARE—1.6%
4,977,267	SAP SE (GER)	527,019
TEXTILES, APPAREL & LUXURY GOODS—1.6%
5,800,874	Cie Financiere Richemont SA (SWS)	493,133
126,472	Hermes International (FR)	64,060
		557,193
TOBACCO—1.1%
10,937,510	Japan Tobacco Inc. (JP)	380,069
TOTAL COMMON STOCKS
(Cost $23,060,630)		33,128,047

PREFERRED STOCKS—0.5%
Shares		Value
CONSTRUCTION MATERIALS—0.2%
12,490,019	Grupo Argos SA (COL)	$ 81,645
DIVERSIFIED FINANCIAL SERVICES—0.2%
4,581,621	Grupo de Inversiones Suramericana SA (COL)	63,336
DIVERSIFIED TELECOMMUNICATION SERVICES—0.1%
22,317,971	Telecom Italia RSP (IT)	18,282
TOTAL PREFERRED STOCKS
(Cost $150,512)		163,263

SHORT-TERM INVESTMENTS—2.7%
Principal Amount
COMMERCIAL PAPER—1.8%
	General Electric Co.
$400,000	0.000%—08/01/2017-08/07/2017	400,000
	Toyota Motor Credit
200,000	0.000%—08/04/2017-08/08/2017	200,000
		600,000
REPURCHASE AGREEMENTS—0.3%
93,268	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $95,134)	93,268
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—0.6%
225,791,775	State Street Navigator Securities Lending Government Money Market Portfolio (1-day yield of 0.990%)[4]	225,792
TOTAL SHORT-TERM INVESTMENTS
(Cost $919,060)		919,060
TOTAL INVESTMENTS—100.6%
(Cost $24,144,636)		34,222,677
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(208,419)
TOTAL NET ASSETS—100.0%		$34,014,258

RIGHTS/WARRANTS OPEN AT JULY 31, 2017
Description	No. of Contracts	Strike Price	Expiration Date	Cost (000s)	Value (000s)
Genting Bhd	30,633,782	MYR$ 9.72	12/18/2018	$ 14,434	$12,307
2

Harbor International Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ 420,687	$21,180,657	$—	$21,601,344
Latin America	2,107,615	—	—	2,107,615
Middle East/Central Asia	542,946	—	—	542,946
North America	4,397,252	—	—	4,397,252
Pacific Basin	1,008,995	3,469,895	—	4,478,890
Preferred Stocks
Europe	—	18,282	—	18,282
Latin America	144,981	—	—	144,981
Rights/Warrants
Pacific Basin	12,307	—	—	12,307
Short-Term Investments
Commercial Paper	—	600,000	—	600,000
Repurchase Agreements	—	93,268	—	93,268
Investment Company-Securities Lending Investment Fund	225,792	—	—	225,792
Total Investments in Securities	$8,860,575	$25,362,102	$—	$34,222,677
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017 (000s)
Preferred Stocks	$4,508	$—	$(4,521)	$—	$—	$13	$—	$—	$—
Of the Level 2 investments presented above, certain Common Stocks valued at $650,878,000 were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Equity Contracts	$12,307	$—

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	A portion or all of this security was out on loan as of July 31, 2017.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $245,155,000 or 1% of net assets.
4	Represents the investment of collateral received from securities lending activities.
MYR$	Malaysian Ringgit
HK$	Hong Kong Dollar
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Diversified International All Cap Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 3.5%)
COMMON STOCKS—95.1%
Shares		Value
AEROSPACE & DEFENSE—1.6%
11,226	Airbus SE (FR)	$ 938
107,353	BAE Systems plc (UK)	852
COMMON STOCKS—Continued
Shares		Value
AEROSPACE & DEFENSE—Continued
39,800	Embraer SA (BR)*	$ 201
68,817	Rolls-Royce Holdings plc (UK)*	806
4,055	Thales SA (FR)	449
24,867	Zodiac Aerospace (FR)	711
		3,957
AIR FREIGHT & LOGISTICS—0.3%
6,068	Oesterreichische Post AG (AUT)	279
22,000	Yamato Holdings Co. Ltd. (JP)	442
		721
AIRLINES—0.2%
20,834	EasyJet plc (UK)	340
3,600	Japan Airlines Co. Ltd. (JP)	116
		456
AUTO COMPONENTS—0.4%
1,600	Bridgestone Corp. (JP)	67
13,041	Nokian Renkaat OYJ (FIN)	532
17,000	Sumitomo Electric Industries Ltd. (JP)	275
		874
AUTOMOBILES—1.5%
9,108	Bayerische Motoren Werke AG (GER)	837
5,077	Hyundai Motor Co. (S. KOR)	657
19,400	Nissan Motor Co. Ltd. (JP)*	193
300,927	Piaggio & C. SpA (IT)	835
5,800	Subaru Corp. (JP)	209
14,700	Toyota Motor Corp. (JP)*	829
		3,560
BANKS—9.6%
91,443	Alpha Bank AE (GRC)*	219
67,951	Axis Bank Ltd. (IND)	551
12,078	Banco Santander SA (SP)	82
15,079	Bancolombia SA ADR (COL)[1]	660
145,600	Bangkok Bank PCL (THA)	785
104,072	Bank of Ireland Group plc (IE)*	869
5,317	Bank Pekao SA (POL)	189
110,444	Bankia SA (SP)	558
318,479	Barclays plc (UK)	854
6,570	BGEO Group plc (UK)	299
16,034	BNP Paribas SA (FR)	1,243
4,510	Danske Bank AS (DEN)	183
12,517	DBS Group Holdings Ltd. (SGP)	200
19,399	DNB ASA (NOR)	381
254,900	Equity Group Holdings Ltd. (KEN)	101
20,000	Fukuoka Financial Group Inc. (JP)	92
19,193	Hana Financial Group Inc. (S. KOR)	876
147,642	HSBC Holdings plc (HK)	1,480
57,825	Intesa Sanpaolo SpA (IT)	199
45,700	Kasikornbank PCL (THA)	264
10,825	Komercni Banka AS (CZ)	466
922,390	Lloyds Banking Group plc (UK)	797
25,300	Mitsubishi UFJ Financial Group Inc. (JP)	161
393,700	Mizuho Financial Group Inc. (JP)	700
32,019	Nordea Bank AB (SW)	404
177,100	Resona Holdings Inc. (JP)	912
37,719	Sberbank of Russia PJSC ADR (RUS)[1]	443
40,071	Shinhan Financial Group Co. Ltd. (S. KOR)	1,904
60,000	Standard Bank Group Ltd. (S. AFR)	745
85,297	Standard Chartered plc (UK)*	953
29,700	Sumitomo Mitsui Financial Group Inc. (JP)	1,146

4

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
BANKS—Continued
15,500	Sumitomo Mitsui Trust Holdings Inc. (JP)	$ 569
82,013	Svenska Handelsbanken AB (SW)	1,221
337,837	Turkiye Garanti Bankasi AS (TUR)	1,012
61,241	Unicredit SpA (IT)*	1,204
30,515	United Overseas Bank Ltd. (SGP)	540
		23,262
BEVERAGES—4.0%
11,409	Anheuser-Busch InBev SA (BEL)	1,376
5,574	Carlsberg AS (DEN)	619
316,666	China Resources Beer Holdings Co. Ltd. (CHN)*	800
59,521	Cia Cervecerias Unidas SA (CL)	793
93,172	Coca-Cola Amatil Ltd. (AUS)	614
28,133	Davide Campari-Milano SpA (IT)	208
38,500	Diageo plc (UK)	1,243
3,000	East African Breweries Ltd. (KEN)	8
14,053	Heineken NV (NET)	1,466
14,023	Hite Jinro Co. Ltd. (S. KOR)	300
73,200	Kirin Holdings Co. Ltd. (JP)	1,612
3,600	Suntory Beverage & Food Ltd. (JP)	177
98,000	Tsingtao Brewery Co. Ltd. (CHN)	420
		9,636
BUILDING PRODUCTS—1.8%
81,375	Assa Abloy AB Class B (SW)	1,743
3,770	Geberit AG (SWS)	1,813
28,300	LIXIL Group Corp. (JP)	729
		4,285
CAPITAL MARKETS—2.5%
95,335	3i Group plc (UK)	1,177
37,802	Brookfield Asset Management Inc. (CAN)	1,470
63,137	BTG Pactual Group (BR)*	317
6,267	Close Brothers Group plc (UK)	127
52,834	IG Group Holdings plc (UK)	444
45,193	Jupiter Fund Management plc (UK)	318
81,722	Nex Group plc (UK)	719
105,700	Nomura Holdings Inc. (JP)*	628
49,446	UBS Group AG (SWS)*	860
		6,060
CHEMICALS—2.8%
12,370	Akzo Nobel NV (NET)	1,120
13,101	BASF SE (GER)	1,247
75,032	DuluxGroup Ltd. (AUS)	396
6,421	Enaex SA (CL)*	75
7,000	Nissan Chemical Industries Ltd. (JP)*	232
43,919	Orica Ltd. (AUS)	698
49,000	Sumitomo Chemical Co. Ltd. (JP)	286
5,225	Symrise AG (GER)	366
91,665	Tikkurila OYJ (FIN)	1,955
46,600	Toray Industries Inc. (JP)	421
		6,796
COMMERCIAL SERVICES & SUPPLIES—2.3%
2,200	AEON Delight Co. Ltd. (JP)	73
18,088	Berendsen plc (UK)	304
578,261	Cleanaway Waste Management Ltd. (AUS)	603
17,743	Edenred (FR)	466
5,071	Elis SA (FR)	123
240,707	G4S plc (UK)	1,045
90,234	HomeServe plc (UK)	863
4,320	ISS AS (DEN)	177
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
11,910	Ritchie Bros Auctioneers Inc. (CAN)	$ 336
4,466	S-1 Corp. (S. KOR)	368
5,500	Secom Co. Ltd. (JP)	413
347,153	Serco Group plc (UK)*	508
336,416	Spotless Group Holdings Ltd. (AUS)	310
		5,589
COMMUNICATIONS EQUIPMENT—0.1%
37,522	Telefonaktiebolaget LM Ericsson (SW)	243
CONSTRUCTION & ENGINEERING—0.9%
14,744	Boskalis Westminster NV (NET)	527
19,000	Maeda Corp. (JP)	230
86,100	Obayashi Corp. (JP)	1,037
41,300	Shimizu Corp. (JP)	436
1,600	SHO-BOND Holdings Co. Ltd. (JP)	85
		2,315
CONSTRUCTION MATERIALS—0.3%
3,378	CRH plc (IE)	118
1,077	Imerys SA (FR)	94
2,352	Vicat SA (FR)	172
20,405	Wienerberger AG (AUT)	469
		853
CONSUMER FINANCE—0.6%
8,200	AEON Financial Service Co. Ltd. (JP)	179
4,300	Hitachi Capital Corp. (JP)	102
84,165	International Personal Finance plc (UK)	211
100,313	Non-Standard Finance plc (UK)	90
25,530	Provident Financial plc (UK)	695
12,670	Shriram Transport Finance Co. Ltd. (IND)	202
		1,479
CONTAINERS & PACKAGING—0.2%
12,352	Amcor Ltd. (AUS)	151
26,121	Orora Ltd. (AUS)	58
21,700	Toyo Seikan Group Holdings Ltd. (JP)	356
		565
DISTRIBUTORS—0.1%
13,277	Inchcape plc (UK)	141
DIVERSIFIED FINANCIAL SERVICES—0.1%
747,266	African Phoenix Investments Ltd. (S. AFR)*	40
392,000	First Pacific Co. Ltd. (HK)	294
		334
DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
54,698	Deutsche Telekom AG (GER)	999
213,342	Koninklijke KPN NV (NET)	774
45,900	Nippon Telegraph & Telephone Corp. (JP)	2,246
56,380	Spark New Zealand Ltd. (NZ)	159
56,893	Telkom SA SOC Ltd. (S. AFR)	281
		4,459
ELECTRIC UTILITIES—0.3%
48,800	Tohoku Electric Power Co. Inc. (JP)	665
ELECTRICAL EQUIPMENT—1.9%
22,028	Legrand SA (FR)	1,522
722,850	TECO Electric and Machinery Co. Ltd. (TW)	681

5

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
ELECTRICAL EQUIPMENT—Continued
6,000	Ushio Inc. (JP)	$ 84
23,227	Vestas Wind Systems AS (DEN)	2,270
		4,557
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
7,100	Azbil Corp. (JP)	280
222,000	Chroma ATE Inc. (TW)	701
102,735	Delta Electronics Inc. (TW)	546
224,000	Hitachi Ltd. (JP)*	1,541
11,600	Kyocera Corp. (JP)*	705
4,900	Nippon Signal Co. Ltd. (JP)	50
3,700	Omron Corp. (JP)*	185
16,806	Spectris plc (UK)	545
2,100	TDK Corp. (JP)	151
		4,704
ENERGY EQUIPMENT & SERVICES—0.4%
27,794	Amec Foster Wheeler plc (UK)	163
5,639	Petrofac Ltd. (UK)	33
138,127	Saipem SpA (IT)*	567
3,483	Technipfmc plc (FR)*	99
14,368	Vallourec SA (FR)*	85
		947
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—0.4%
85,581	Grivalia Properties REIC AE (GRC)	919
FOOD & STAPLES RETAILING—1.7%
41,406	Almacenes Exito SA (COL)	211
16,000	Dairy Farm International Holdings Ltd. (HK)	129
31,824	Koninklijke Ahold Delhaize NV (NET)	651
18,340	Loblaw Cos. Ltd. (CAN)	999
2,900	Matsumotokiyoshi Holdings Co. Ltd. (JP)	179
127,093	Metcash Ltd. (AUS)*	266
56,765	O'Key Group SA GDR (RUS)*,2	122
31,100	Seven & I Holdings Co. Ltd. (JP)	1,253
123,354	Tesco plc (UK)*	284
		4,094
FOOD PRODUCTS—1.7%
311,000	China Mengniu Dairy Co. Ltd. (CHN)	605
56,237	Devro plc (UK)	160
57,461	Industrias Bachoco SAB de CV (MEX)	287
7,000	NH Foods Ltd. (JP)	207
49,500	Nippon Suisan Kaisha Ltd. (JP)	289
12,189	PGG Wrightson Ltd. (NZ)	5
450,255	Tingyi Cayman Islands Holding Corp. (CHN)	573
7,400	Toyo Suisan Kaisha Ltd. (JP)	269
52,537	Ulker Biskuvi Sanayi As (TUR)	317
9,964	Viscofan SA (SP)	593
1,343,000	Want Want China Holdings Ltd. (CHN)	907
		4,212
GAS UTILITIES—0.1%
36,000	Tokyo Gas Co. Ltd. (JP)	191
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
20,114	Coloplast AS (DEN)	1,728
283,788	ConvaTec Group plc (UK)*	1,163
36,397	GN Store Nord AS (DEN)	1,107
138,825	Sigma Healthcare Ltd. (AUS)	107
8,558	Smith & Nephew plc (UK)	149
3,030	Sonova Holding AG (SWS)	491
COMMON STOCKS—Continued
Shares		Value
HEALTH CARE EQUIPMENT & SUPPLIES—Continued
121,900	Top Glove Corp. Bhd (MAL)	$ 163
35,629	William Demant Holding AS (DEN)*	947
		5,855
HEALTH CARE PROVIDERS & SERVICES—1.0%
29,500	Alfresa Holdings Corp. (JP)	543
19,002	Fresenius Medical Care AG & Co. KGaA (GER)	1,792
		2,335
HOTELS, RESTAURANTS & LEISURE—3.7%
478,000	Ajisen China Holdings Ltd. (CHN)	207
11,880	Carnival plc (UK)	802
84,836	Compass Group plc (UK)	1,810
191,500	GL Ltd. (SGP)	104
37,066	GVC Holdings plc (UK)*	376
185,049	Hongkong & Shanghai Hotels Ltd. (HK)	329
152,696	Merlin Entertainments plc (UK)	945
11,972	OPAP SA (GRC)	138
10,635	Paddy Power Betfair plc (IE)	1,063
123,902	SSP Group plc (UK)	833
510,482	Thomas Cook Group plc (UK)	740
115,777	Tsogo Sun Holdings Ltd. (S. AFR)	201
54,185	TUI AG (GER)	852
16,750	Yum China Holdings Inc. (US)*	599
		8,999
HOUSEHOLD DURABLES—1.1%
22,246	Barratt Developments plc (UK)	181
10,500	Casio Computer Co. Ltd. (JP)	172
54,365	GUD Holdings Ltd. (AUS)	520
38,468	McCarthy & Stone plc (UK)*	86
185,300	MRV Engenharia e Participacoes SA (BR)	851
34,500	Nikon Corp. (JP)*	608
8,900	Sekisui Chemical Co. Ltd. (JP)	164
		2,582
HOUSEHOLD PRODUCTS—0.8%
19,258	Reckitt Benckiser Group plc (UK)	1,872
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—0.2%
2,118,600	Energy Development Corp. (PHIL)	251
946,100	Lopez Holdings Corp. (PHIL)	131
		382
INDUSTRIAL CONGLOMERATES—2.6%
131,500	CK Hutchison Holdings Ltd. (HK)	1,730
8,671	DCC plc (UK)	762
23,000	Jardine Matheson Holdings Ltd. (HK)	1,467
23,622	Koninklijke Philips NV (NET)	903
7,374	LG Corp. (S. KOR)	497
298,100	Quinenco SA (CL)	849
		6,208
INSURANCE—4.7%
25,663	Admiral Group plc (UK)	700
22,199	AXA SA (FR)	656
80,400	Dai-ichi Life Holdings Inc. (JP)	1,389
2,437	Fairfax Financial Holdings Ltd. (CAN)	1,162
37,400	Great Eastern Holdings Ltd. (SGP)	690
1,130	Hannover Rueck SE (GER)	143
217	Helvetia Holding AG (SWS)	121
40,600	Japan Post Holdings Co. Ltd. (JP)	512
35,300	MS&AD Insurance Group Holdings Inc. (JP)	1,238

6

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INSURANCE—Continued
114,593	Old Mutual plc (S. AFR)	$ 297
89,420	Porto Seguro SA (BR)*	903
36,906	Sampo OYJ (FIN)	2,018
1,280	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	334
15,100	Sompo Holdings Inc. (JP)	592
27,485	St. James's Place plc (UK)	442
6,000	Tokio Marine Holdings Inc. (JP)	252
213	Trisura Group Ltd. (CAN)*	4
		11,453
INTERNET & DIRECT MARKETING RETAIL—0.3%
54,340	B2W Cia Digital (BR)*	232
1,365	CJ O Shopping Co. Ltd. (S. KOR)	243
1,447	GS Home Shopping Inc. (S. KOR)	304
		779
INTERNET SOFTWARE & SERVICES—2.6%
27,637	Auto Trader Group plc (UK)	140
6,936	Baidu Inc. ADR (CHN)*,1	1,570
44,755	Carsales.Com Ltd. (AUS)	442
44,977	Just Eat plc (UK)*	368
63,046	Moneysupermarket.com Group plc (UK)	276
58,520	Pchome Online Inc. (TW)	411
28,936	Rightmove plc (UK)	1,605
49,275	Yandex NV (RUS)*	1,428
		6,240
IT SERVICES—1.1%
12,515	Genpact Ltd. (US)	363
95,700	NTT Data Corp. (JP)	1,042
3,000	OBIC Co. Ltd. (JP)	188
3,400	SCSK Corp. (JP)	143
89,478	Wipro Ltd. (IND)	403
95,275	Worldpay Group plc (UK)	465
		2,604
LEISURE PRODUCTS—0.6%
10,655	Amer Sports OYJ (FIN)	286
29,600	Bandai Namco Holdings Inc. (JP)	1,029
245,000	Goodbaby International Holdings Ltd. (HK)	120
773	Technogym SpA (IT)*	6
		1,441
LIFE SCIENCES TOOLS & SERVICES—0.4%
1,556	Eurofins Scientific SE (FR)	867
1,466	Gerresheimer AG (GER)	121
		988
MACHINERY—2.5%
3,277	Andritz AG (AUT)	200
117,332	CNH Industrial NV (IT)	1,359
5,500	Daifuku Co. Ltd. (JP)	190
2,944	GEA Group AG (GER)	120
600	Hoshizaki Corp. (JP)	58
6,336	Hyundai Elevator Co. Ltd. (S. KOR)*	304
4,435	IMI plc (UK)	70
11,300	Kubota Corp. (JP)*	196
148,000	Mitsubishi Heavy Industries Ltd. (JP)	588
25,762	Rotork plc (UK)	79
53,034	Sandvik AB (SW)	836
9,966	Stabilus SA (GER)*	829
COMMON STOCKS—Continued
Shares		Value
MACHINERY—Continued
5,805	Wartsila OYJ Abp (FIN)	$ 386
453,000	Yungtay Engineering Co. Ltd. (TW)	750
		5,965
MARINE—0.2%
3,262,322	Cia Sud Americana de Vapores SA (CL)*	151
133,796	Grindrod Ltd. (S. AFR)*	126
49,187	Irish Continental Group plc (IE)	312
		589
MEDIA—3.2%
9,684	Axel Springer SE (GER)	615
467,700	Bec World PCL (THA)	260
13,316	CTS Eventim AG & Co. KGaA (GER)	617
34,182	Daily Mail & General Trust plc (UK)	287
526,840	Fairfax Media Ltd. (AUS)	417
43,700	Fuji Media Holdings Inc. (JP)	631
54,061	Informa plc (UK)	496
357,549	ITV plc (UK)	818
7,400	JCDecaux SA (FR)	264
3,182,621	Media Nusantara Citra TBK PT (IDR)	430
27,230	Mediaset Espana Comunicacion SA (SP)	343
9,351	Modern Times Group Mortgage AB Class B (SW)	325
31,820	Nippon Television Holdings Inc. (JP)	544
7,827	Schibsted ASA Class A (NOR)	200
7,827	Schibsted ASA Class B (NOR)	183
18,557	Sky plc (UK)*	236
112,700	Television Broadcasts Ltd. (HK)	413
32,372	WPP plc (UK)	660
		7,739
METALS & MINING—3.1%
35,360	Acerinox SA (SP)	454
422,144	Alumina Ltd. (AUS)	641
13,043	Anglo American Platinum Ltd. (S. AFR)*	319
29,173	Anglo American plc (S. AFR)	480
40,928	Antofagasta plc (UK)	511
16,497	Arcelormittal (FR)*	434
13,260	BHP Billiton Ltd. (AUS)	276
26,607	BHP Billiton plc (UK)	485
108,833	BlueScope Steel Ltd. (AUS)	1,147
24,189	Cia de Minas Buenaventura SAA ADR (PER)[1]	296
180,638	Glencore plc (UK)*	797
42,748	Iluka Resources Ltd. (AUS)	309
20,600	JFE Holdings Inc. (JP)*	397
26,670	Newcrest Mining Ltd. (AUS)*	433
12,966	Rio Tinto plc (UK)	608
		7,587
MULTILINE RETAIL—0.5%
34,100	Isetan Mitsukoshi Holdings Ltd. (JP)	332
2,277	Lotte Shopping Co. Ltd. (S. KOR)	535
10,400	Marui Group Co. Ltd. (JP)	142
400	Ryohin Keikaku Co. Ltd. (JP)	102
		1,111
MULTI-UTILITIES—0.1%
15,244	Centrica plc (UK)	40
23,111	National Grid plc (UK)	286
		326
OIL, GAS & CONSUMABLE FUELS—2.6%
242,887	BP plc (UK)	1,427

7

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
13,667	Caltex Australia Ltd. (AUS)	$ 340
55,805	Canadian Natural Resources Ltd. (CAN)	1,707
6,610	Lukoil PJSC ADR (RUS)[1]	311
22,536	PrairieSky Royalty Ltd. (CAN)	560
43,575	Royal Dutch Shell plc (UK)	1,237
24,691	Santos Ltd. (AUS)*	67
24,501	Statoil ASA (NOR)	460
5,566	Total SA (FR)	283
		6,392
PERSONAL PRODUCTS—2.0%
260,608	Asaleo Care Ltd. (AUS)	277
71,930	Hengan International Group Co. Ltd. (CHN)	548
16,700	Kao Corp. (JP)	1,017
112,768	Natura Cosmeticos SA (BR)	906
12,300	Shiseido Co. Ltd. (JP)	435
29,035	Unilever plc (UK)	1,656
		4,839
PHARMACEUTICALS—2.2%
29,721	Haw Par Corp. Ltd. (SGP)	230
15,416	Novartis AG (SWS)	1,313
25,251	Novo Nordisk AS (DEN)	1,074
9,100	Otsuka Holdings Co. Ltd. (JP)	401
6,623	Roche Holding AG (SWS)	1,677
2,565	Sanofi (FR)	244
3,000	Sawai Pharmaceutical Co. Ltd. (JP)	169
19,100	Sumitomo Dainippon Pharma Co. Ltd. (JP)	268
211	Virbac SA (FR)*	38
		5,414
PROFESSIONAL SERVICES—3.6%
14,177	Adecco Group AG (SWS)	1,082
121,952	ALS Ltd. (AUS)	724
80,735	Capita plc (UK)	702
3,706	DKSH Holding AG (SWS)	292
41,424	Experian plc (UK)	823
332,285	Hays plc (UK)	731
35,141	Intertek Group plc (UK)	1,993
5,900	Nomura Co. Ltd. (JP)	125
20,030	Pagegroup plc (UK)	129
9,500	Persol Holdings Co Ltd. (JP)	180
2,305	Randstad Holding NV (NET)	139
57,255	RELX plc (UK)	1,247
2,500	TechnoPro Holdings Inc. (JP)	107
2,778	Teleperformance (FR)	387
		8,661
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.6%
8,000	Cheung Kong Property Holdings Ltd. (HK)	65
4,400	Daiwa House Industry Co. Ltd. (JP)	153
121,215	LPS Brasil Consultoria de Imoveis SA (BR)*	170
29,300	Mitsubishi Estate Co. Ltd. (JP)	533
19,283	New World Development Co. Ltd. (HK)	26
39,400	NTT Urban Development Corp. (JP)	403
26,576	United Industrial Corp. Ltd. (SGP)	63
		1,413
ROAD & RAIL—1.4%
12,400	East Japan Railway Co. (JP)	1,163
39,762	Globaltrans Investment plc GDR (RUS)[2]	307
20,224	National Express Group plc (UK)	97
9,400	Senko Co. Ltd. (JP)	64
COMMON STOCKS—Continued
Shares		Value
ROAD & RAIL—Continued
102,545	Stagecoach Group plc (UK)	$ 244
22,500	West Japan Railway Co. (JP)	1,615
		3,490
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
1,658	ASML Holding NV (NET)	250
27,000	Renesas Electronics Corp. (JP)*	253
15,820	SK Hynix Inc. (S. KOR)	930
346,000	Taiwan Semiconductor Manufacturing Co. Ltd. (TW)	2,446
1,300	Tokyo Electron Ltd. (JP)	183
		4,062
SOFTWARE—0.4%
18,411	Playtech plc (UK)	233
75,400	TOTVS SA (BR)	726
		959
SPECIALTY RETAIL—1.1%
1,343,300	Esprit Holdings Ltd. (HK)*	662
2,452	Fielmann AG (GER)	197
44,431	Fourlis Holdings SA (GRC)*	304
20,644	JUMBO SA (GRC)	346
75,916	Pets at Home Group plc (UK)	163
27,158	WH Smith plc (UK)	631
88,200	Yamada Denki Co. Ltd. (JP)	471
		2,774
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—2.6%
35,900	FUJIFILM Holdings Corp. (JP)	1,320
23,011	Logitech International SA (SWS)	835
188,000	NEC Corp. (JP)	511
7,699	Neopost SA (FR)	353
1,479	Samsung Electronics Co. Ltd. (S. KOR)	3,180
		6,199
TEXTILES, APPAREL & LUXURY GOODS—2.4%
4,245	adidas AG (GER)	969
13,281	Cie Financiere Richemont SA (SWS)	1,129
41,224	Cie Financiere Richemont SA ADR (S. AFR)[1]	351
1,040,500	Li Ning Co. Ltd. (CHN)*	820
22,879	Luxottica Group SpA (IT)	1,321
26,000	Onward Holdings Co. Ltd. (JP)	189
211,954	Ruentex Industries Ltd. (TW)*	314
57,000	Shenzhou International Group Holdings Ltd. (CHN)	381
181,746	Stella International Holdings Ltd. (HK)	311
34,000	Texwinca Holdings Ltd. (HK)	21
		5,806
TOBACCO—0.2%
1,394	British American Tobacco plc (UK)	87
3,600	Japan Tobacco Inc. (JP)	125
7,117	Swedish Match AB (SW)	250
		462
TRADING COMPANIES & DISTRIBUTORS—1.1%
13,191	Brenntag AG (GER)	747
48,723	Bunzl plc (UK)	1,471
11,100	ITOCHU Corp. (JP)	174
14,900	Mitsubishi Corp. (JP)	324
		2,716

8

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
TRANSPORTATION INFRASTRUCTURE—0.6%
78,144	China Merchants Port Holdings Co. Ltd. (CHN)	$ 245
132,323	Global Ports Investments plc GDR (RUS)*,2	477
42,939	Groupe Eurotunnel SE (FR)	476
20,000	Mitsubishi Logistics Corp. (JP)	257
		1,455
WIRELESS TELECOMMUNICATION SERVICES—2.0%
14,246	America Movil SAB de CV ADR (MEX)[1]	252
101,945	Bharti Airtel Ltd. (IND)	667
2,500	KDDI Corp. (JP)	66
5,033	Millicom International Cellular SA SDR (SW)[3]	316
46,521	MTN Group Ltd. (S. AFR)	418
30,438	Rogers Communications Inc. (CAN)	1,583
54,248	SmarTone Telecommunications Holdings Ltd. (HK)	71
9,900	SoftBank Group Corp. (JP)	798
96,177	TIM Participacoes SA (BR)	328
113,193	Vodafone Group plc (UK)	332
		4,831
TOTAL COMMON STOCKS
(Cost $204,058)		230,402

PREFERRED STOCKS—1.4%
AUTOMOBILES—0.3%
4,997	Volkswagen AG (GER)	769
BANKS—0.4%
44,438	Banco Bradesco SA (BR)*	430
178,470	Itausa - Investimentos Itau SA (BR)	530
		960
PREFERRED STOCKS—Continued
Shares		Value
FOOD & STAPLES RETAILING—0.1%
11,544	Cia Brasileira de Distribuicao (BR)*	$ 268
TEXTILES, APPAREL & LUXURY GOODS—0.6%
297,054	Alpargatas SA (BR)*	1,418
TOTAL PREFERRED STOCKS
(Cost $2,770)		3,415

SHORT-TERM INVESTMENTS—2.3%
(Cost $5,462)
Principal Amount
REPURCHASE AGREEMENTS
$5,462	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $5,576)	5,462
TOTAL INVESTMENTS—98.8%
(Cost $212,290)		239,279
CASH AND OTHER ASSETS, LESS LIABILITIES—1.2%		2,887
TOTAL NET ASSETS—100.0%		$242,166

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 3,367	$—	$ 3,367
Europe	3,088	118,229	—	121,317
Latin America	8,208	—	—	8,208
Middle East/Central Asia	—	1,823	—	1,823
North America	8,779	4	—	8,783
Pacific Basin	1,570	85,334	—	86,904
Preferred Stocks
Europe	—	769	—	769
Latin America	2,646	—	—	2,646
9

Harbor Diversified International All Cap Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Repurchase Agreements	$ —	$ 5,462	$—	$ 5,462
Total Investments in Securities	$24,291	$214,988	$—	$239,279
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017 (000s)
Preferred Stocks	$3	$—	$(3)	$—	$—	$—	$—	$—	$—
Of the Level 2 investments presented above, certain Common Stocks valued at $2,539,000 were categorized in Level 1 a October 31, 2016. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor International Growth Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 1.9%)
COMMON STOCKS—97.7%
Shares		Value
AUTO COMPONENTS—0.8%
63,700	Denso Corp. (JP)	$ 3,059
AUTOMOBILES—1.2%
216,706	Mahindra & Mahindra Ltd. GDR (IND)[1]	4,675
BANKS—5.1%
452,300	Public Bank BHD (MAL)	2,142
161,600	Suruga Bank Ltd. (JP)	3,897
444,413	Svenska Handelsbanken AB (SW)	6,615
377,027	United Overseas Bank Ltd. (SGP)	6,672
		19,326
BEVERAGES—4.6%
55,771	Carlsberg AS (DEN)	6,196
3,973,900	Thai Beverage PCL (THA)	2,799
383,782	Treasury Wine Estates Ltd. (AUS)	3,737
1,114,000	Tsingtao Brewery Co. Ltd. (CHN)	4,773
		17,505
BIOTECHNOLOGY—0.1%
297,339	Mesoblast Ltd. (AUS)*	415
CAPITAL MARKETS—5.1%
415,518	Hargreaves Lansdown plc (UK)	7,560
COMMON STOCKS—Continued
Shares		Value
CAPITAL MARKETS—Continued
418,600	Japan Exchange Group Inc. (JP)	$ 7,513
568,764	Jupiter Fund Management plc (UK)	4,002
		19,075
CHEMICALS—3.6%
199,581	Asian Paints Ltd. (IND)	3,621
114,546	Johnson Matthey plc (UK)	4,245
119,607	Novozymes AS (DEN)	5,523
		13,389
COMMERCIAL SERVICES & SUPPLIES—1.0%
532,476	Brambles Ltd. (AUS)	3,937
DIVERSIFIED FINANCIAL SERVICES—1.5%
122,022	Investor AB (SW)	5,787
ELECTRICAL EQUIPMENT—0.9%
50,266	Legrand SA (FR)	3,472
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.5%
680,000	Delta Electronics Inc. (TW)	3,613
598,503	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	4,613
1,945,000	PAX Global Technology Ltd. (CHN)	1,290
		9,516
ENERGY EQUIPMENT & SERVICES—0.5%
235,542	John Wood Group plc (UK)	1,901
FOOD & STAPLES RETAILING—6.4%
400,375	Clicks Group Ltd. (S. AFR)	4,540
478,700	Distribuidora Internacional de Alimentacion SA (SP)[2]	3,224
233,170	Jeronimo Martins SGPS SA (PT)*	4,586
56,269	Magnit PJSC GDR (RUS)*,1	2,065
1,759,100	Puregold Price Club Inc. (PHIL)	1,643
173,600	Raia Drogasil SA (BR)*	3,841
38,500	Sugi Holdings Co. Ltd. (JP)	1,965
934,700	Wal-Mart de Mexico SAB de CV (MEX)	2,163
		24,027
FOOD PRODUCTS—1.5%
66,654	Nestlé SA (SWS)	5,626
HEALTH CARE EQUIPMENT & SUPPLIES—3.1%
63,659	Cochlear Ltd. (AUS)	7,272
117,100	Olympus Corp. (JP)	4,250
		11,522
HOTELS, RESTAURANTS & LEISURE—0.6%
660,000	Cafe de Coral Holdings Ltd. (HK)	2,124
HOUSEHOLD PRODUCTS—1.3%
135,000	Pigeon Corp. (JP)	5,004
INDUSTRIAL CONGLOMERATES—1.6%
67,600	Jardine Matheson Holdings Ltd. (SGP)	4,312
43,000	Jardine Strategic Holdings Ltd. (SGP)	1,754
		6,066
INSURANCE—5.3%
470,200	AIA Group Ltd. (HK)	3,698
5,657	Fairfax Financial Holdings Ltd. (CAN)	2,698
231,000	MS&AD Insurance Group Holdings Inc. (JP)	8,102
21,297	Samsung Fire & Marine Insurance Co. Ltd. (S. KOR)	5,556
		20,054

11

Harbor International Growth Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
INTERNET & DIRECT MARKETING RETAIL—7.5%
69,843	ASOS plc (UK)*	$ 5,324
98,982	Ctrip.com International Ltd. ADR (CHN)*,3	5,912
100,902	JD.com Inc. ADR (CHN)*,3	4,558
55,596	MakeMyTrip Ltd. (IND)*	1,810
326,900	Rakuten Inc. (JP)*	3,993
149,052	Zalando SE (GER)*	6,671
		28,268
INTERNET SOFTWARE & SERVICES—8.8%
43,844	Alibaba Group Holding Ltd. ADR (CHN)*,3	6,794
992,530	Auto Trader Group plc (UK)	5,013
30,300	Baidu Inc. ADR (CHN)*,3	6,858
265,100	Kakaku.com Inc. (JP)*	3,745
3,500	Naver Corp. (S. KOR)	2,513
116,439	Rightmove plc (UK)	6,459
20,424	Shopify Inc. (CAN)*	1,887
		33,269
LEISURE PRODUCTS—1.3%
32,600	Shimano Inc. (JP)	4,780
LIFE SCIENCES TOOLS & SERVICES—2.0%
12,983	Mettler-Toledo International Inc. (SWS)*	7,440
MACHINERY—6.7%
70,246	Atlas Copco AB Class A (SW)	2,541
156,158	Atlas Copco AB Class B (SW)	5,057
90,051	Kone OYJ (FIN)[2]	4,691
27,262	Schindler Holding AG (SWS)	5,879
17,300	SMC Corp. (JP)	5,500
74,031	Weir Group plc (UK)	1,792
		25,460
MEDIA—2.6%
44,646	Naspers Ltd. (S. AFR)	9,869
PERSONAL PRODUCTS—4.8%
124,800	Kao Corp. (JP)	7,598
143,100	Shiseido Co. Ltd. (JP)	5,055
93,019	Unilever plc (UK)	5,305
		17,958
PHARMACEUTICALS—1.8%
163,374	Novo Nordisk AS (DEN)	6,948
PROFESSIONAL SERVICES—3.4%
491,586	Capita plc (UK)	4,271
73,476	Intertek Group plc (UK)	4,168
310,511	SEEK Ltd. (AUS)	4,246
		12,685
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.9%
648,870	Imagination Technologies Group plc (UK)*	1,235
173,790	Infineon Technologies AG (GER)	3,774
271,287	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[3]	9,756
		14,765
COMMON STOCKS—Continued
Shares		Value
SPECIALTY RETAIL—1.5%
145,607	Industria de Diseno Textil SA (SP)	$ 5,780
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.8%
3,228	Samsung Electronics Co. Ltd. (S. KOR)	6,942
TEXTILES, APPAREL & LUXURY GOODS—4.9%
31,153	adidas AG (GER)	7,115
160,560	Burberry Group plc (UK)	3,622
53,340	Cie Financiere Richemont SA (SWS)	4,534
8,093	Swatch Group AG (SWS)	3,211
		18,482
TOTAL COMMON STOCKS
(Cost $315,804)		369,126

PREFERRED STOCKS—0.4%
(Cost $1,914)
HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
18,863	Sartorius AG (GER)	1,783

SHORT-TERM INVESTMENTS—3.0%
Principal Amount
REPURCHASE AGREEMENTS—1.7%
$6,292	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $6,420)	6,292
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.3%
4,927,423	State Street Navigator Securites Lending Government Money Market Portfolio (1-day yield of 0.990%)[4]	4,927
TOTAL SHORT-TERM INVESTMENTS
(Cost $11,219)		11,219
TOTAL INVESTMENTS—101.1%
(Cost $328,937)		382,128
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.1)%		(4,213)
TOTAL NET ASSETS—100.0%		$377,915

12

Harbor International Growth Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ —	$ 14,409	$—	$ 14,409
Europe	7,440	154,192	—	161,632
Latin America	6,004	—	—	6,004
Middle East/Central Asia	1,810	8,296	—	10,106
North America	4,585	—	—	4,585
Pacific Basin	33,878	138,512	—	172,390
Preferred Stocks
Europe	—	1,783	—	1,783
Short-Term Investments
Repurchase Agreements	—	6,292	—	6,292
Investment Company-Securities Lending Investment Fund	4,927	—	—	4,927
Total Investments in Securities	$58,644	$323,484	$—	$382,128
There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
2	A portion or all of this security was out on loan as of July 31, 2017.
3	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
4	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
13

Harbor International Small Cap Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 5.0%)
COMMON STOCKS—95.0%
Shares		Value
AUTO COMPONENTS—2.6%
5,900	Nifco Inc. (JP)	$ 340
14,743	Saf-Holland SA (LUX)	261
246,000	Xinyi Glass Holdings Ltd. (HK)	254
		855
BANKS—2.6%
41,000	Chiba Bank Ltd. (JP)	294
10,200	Suruga Bank Ltd. (JP)	246
7,587	Tbc Bank Group plc (UK)*	168
39,461	Virgin Money Holdings UK plc (UK)	148
		856
BUILDING PRODUCTS—0.5%
3,811	Tarkett SA (FR)	158
CAPITAL MARKETS—2.3%
6,829	Euronext NV (NET)	399
30,743	Intermediate Capital Group plc (UK)	368
		767
CHEMICALS—5.1%
14,900	Daicel Corp. (JP)	194
80,028	Incitec Pivot Ltd. (AUS)	204
10,700	Kansai Paint Co. Ltd. (JP)	245
1,872	Lenzing AG (AUT)	335
29,000	Okamoto Industries Inc. (JP)	317
58,978	Synthomer plc (UK)	381
		1,676
COMMERCIAL SERVICES & SUPPLIES—5.1%
10,400	AEON Delight Co. Ltd. (JP)	347
5,119	Biffa plc (UK)*	15
COMMON STOCKS—Continued
Shares		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
44,589	Bravida Holding AB (SW)	$ 335
37,619	HomeServe plc (UK)	360
9,250	Intrum Justitia AB (SW)	301
13,400	Sato Holdings Corp. (JP)	321
		1,679
COMMUNICATIONS EQUIPMENT—0.9%
15,922	Ascom Holding AG (SWS)	315
CONSTRUCTION & ENGINEERING—2.1%
5,445	Flsmidth & Co. A/S (DEN)	333
9,300	Kyudenko Corp. (JP)	351
		684
CONSTRUCTION MATERIALS—0.7%
10,299	Wienerberger AG (AUT)	237
CONSUMER FINANCE—2.7%
65,389	Arrow Global Group plc (UK)	377
2,590	Cembra Money Bank AG (SWS)*	233
20,890	Credit Corp. Group Ltd. (AUS)	283
		893
CONTAINERS & PACKAGING—3.0%
51,934	DS Smith plc (UK)	331
96,441	Orora Ltd. (AUS)	213
36,987	RPC Group plc (UK)	437
		981
DIVERSIFIED CONSUMER SERVICES—1.0%
9,608	Dignity plc (UK)	323
DIVERSIFIED FINANCIAL SERVICES—0.7%
4,097	KBC Ancora (BEL)*	218
DIVERSIFIED TELECOMMUNICATION SERVICES—0.7%
34,263	Infrastrutture Wireless Italiane SpA (IT)*	221
ELECTRICAL EQUIPMENT—1.0%
6,400	Mabuchi Motor Co. Ltd. (JP)	337
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—1.9%
4,300	Iriso Electronics Co. Ltd. (JP)	370
13,000	Shimadzu Corp. (JP)	256
		626
ENERGY EQUIPMENT & SERVICES—0.8%
12,567	Tgs Nopec Geophysical Co. ASA (NOR)	266
FOOD & STAPLES RETAILING—1.0%
13,239	MARR SpA (IT)	339
FOOD PRODUCTS—2.7%
4,397	AAK AB (SW)	325
5,300	Ezaki Glico Co. Ltd. (JP)	278
33,358	Tate & Lyle plc (UK)	296
		899
HEALTH CARE EQUIPMENT & SUPPLIES—2.0%
6,835	Carl Zeiss Meditec AG (GER)	366
3,197	Diasorin SpA (IT)	279
		645

14

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
HEALTH CARE PROVIDERS & SERVICES—3.9%
24,408	Amplifon SpA (IT)	$ 350
27,555	Attendo AB (SW)	347
9,012	NMC Health plc (UK)	268
29,612	UDG Healthcare plc (IE)	331
		1,296
HEALTH CARE TECHNOLOGY—0.8%
4,286	CompuGroup Medical SE (GER)	255
HOTELS, RESTAURANTS & LEISURE—4.2%
52,000	Cafe de Coral Holdings Ltd. (HK)	167
57,384	Dalata Hotel Group plc (IE)*	323
4,058	Domino's Pizza Enterprises Ltd. (AUS)	173
11,757	Elior Group SA (FR)[1]	312
60,819	SSP Group plc (UK)	409
		1,384
HOUSEHOLD DURABLES—0.5%
17,650	GUD Holdings Ltd. (AUS)	169
HOUSEHOLD PRODUCTS—1.7%
90,790	McBride plc (UK)*	226
9,000	Pigeon Corp. (JP)	334
		560
INDUSTRIAL CONGLOMERATES—0.5%
987	Daetwyler Holding AG (SWS)	161
INSURANCE—2.9%
11,900	Anicom Holdings Inc. (JP)*	301
49,291	Beazley plc (UK)	333
39,969	Storebrand ASA (NOR)*	334
		968
INTERNET SOFTWARE & SERVICES—1.0%
49,700	Istyle Inc. (JP)	331
IT SERVICES—2.9%
41,162	Link Administration Holdings Ltd. (AUS)*	254
7,700	SCSK Corp. (JP)	325
9,163	Worldline SA (FR)*	372
		951
LEISURE PRODUCTS—0.9%
15,171	Thule Group AB (SW)	295
LIFE SCIENCES TOOLS & SERVICES—1.0%
4,182	Gerresheimer AG (GER)	345
MACHINERY—11.4%
5,320	Cargotec OYJ (FIN)	325
11,500	CKD Corp. (JP)	193
13,000	Daifuku Co. Ltd. (JP)	449
113,000	Haitian International Holdings Ltd. (CYM )	324
2,100	Hoshizaki Corp. (JP)	203
14,800	Minebea Mitsumi Inc. (JP)	244
71,849	Morgan Advanced Materials plc (UK)	284
10,800	Nabtesco Corp. (JP)	351
15,000	OSG Corp. (JP)	316
2,901	Sfs Group AG (SWS)*	330
1,620	Stabilus SA (GER)*	135
12,200	THK Co. Ltd. (JP)*	372
13,307	Valmet OYJ (FIN)	242
		3,768
COMMON STOCKS—Continued
Shares		Value
MEDIA—2.7%
72,751	Ascential plc (UK)	$ 345
36,408	Cineworld Group plc (UK)	331
3,883	Kinepolis Group NV (BEL)	223
		899
MULTILINE RETAIL—1.0%
73,294	B&M European Value Retail SA (LUX)	348
MULTI-UTILITIES—1.1%
114,127	Hera SpA (IT)	369
OIL, GAS & CONSUMABLE FUELS—0.6%
3,873	Gaztransport Et Technigaz SA (FR)[1]	185
PERSONAL PRODUCTS—1.7%
9,465	Ontex Group NV (BEL)	325
8,000	Pola Orbis Holdings Inc. (JP)	222
		547
PROFESSIONAL SERVICES—6.1%
26,407	Applus Services SA (SP)	340
4,137	DKSH Holding AG (SWS)	326
9,200	Nihon M&A Center Inc. (JP)	369
17,800	Persol Holdings Co Ltd. (JP)	337
8,800	TechnoPro Holdings Inc. (JP)	378
1,805	Teleperformance (FR)	252
		2,002
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.5%
19,600	Hulic Co. Ltd. (JP)	207
4,043	Nexity SA (FR)	217
20,100	Relo Group Inc. (JP)	403
		827
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.8%
4,392	ASM International NV (NET)	264
SOFTWARE—1.7%
49,568	Sophos Group plc (UK)	296
2,660	Temenos Group AG (SWS)	257
		553
SPECIALTY RETAIL—2.2%
6,100	ABC-Mart Inc. (JP)	348
3,400	Hikari Tsushin Inc. (JP)	371
		719
TEXTILES, APPAREL & LUXURY GOODS—1.4%
1,840	Hugo Boss AG (GER)	139
77,700	Samsonite International SA (HK)	325
		464
THRIFTS & MORTGAGE FINANCE—0.8%
6,373	Aareal Bank AG (GER)	266
TRADING COMPANIES & DISTRIBUTORS—1.3%
26,683	Ahlsell AB (SW)*	184
4,558	IMCD Group NV (NET)	255
		439
TOTAL COMMON STOCKS
(Cost $26,183)		31,340

15

Harbor International Small Cap Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—6.6%
Principal Amount		Value
REPURCHASE AGREEMENTS—5.6%
$1,833	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $1,872)	$ 1,833
Shares
INVESTMENT COMPANY-SECURITIES LENDING INVESTMENT FUND—1.0%
340,307	State Street Navigator Securites Lending Government Money Market Portfolio (1-day yield of 0.990%)[2]	340
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,173)		2,173
TOTAL INVESTMENTS—101.6%
(Cost $28,356)		33,513
CASH AND OTHER ASSETS, LESS LIABILITIES—(1.6)%		(532)
TOTAL NET ASSETS—100.0%		$32,981
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$19,024	$—	$19,024
Latin America	—	324	—	324
Pacific Basin	—	11,992	—	11,992
Short-Term Investments
Repurchase Agreements	—	1,833	—	1,833
Investment Company-Securities Lending Investment Fund	340	—	—	340
Total Investments in Securities	$340	$33,173	$—	$33,513
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017 (000s)
Preferred Stocks	$2	$—	$(2)	$—	$—	$—	$—	$—	$—
There were no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	A portion or all of this security was out on loan as of July 31, 2017.
2	Represents the investment of collateral received from securities lending activities.
The accompanying notes are an integral part of the Portfolios of Investments.
16

Harbor Global Leaders Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 1.5%)
COMMON STOCKS—98.5%
Shares		Value
AEROSPACE & DEFENSE—8.2%
15,700	Safran SA (FR)	$ 1,485
7,190	TransDigm Group Inc. (US)*	2,029
		3,514
BANKS—4.7%
20,825	HDFC Bank Ltd. ADR (IND)[1]	2,015
BEVERAGES—2.7%
11,595	Fomento Economico Mexicano SAB de CV ADR (MEX)[1]	1,170
BIOTECHNOLOGY—1.2%
3,900	Celgene Corp. (US)*	528
CAPITAL MARKETS—5.2%
20,425	Intercontinental Exchange Group Inc. (US)	1,362
6,700	Moody's Corp. (US)	882
		2,244
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.9%
2,635	Keyence Corp. (JP)	1,217
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—3.6%
11,375	American Tower Corp. (US)	1,551
FOOD & STAPLES RETAILING—4.1%
37,250	Alimentation Couche-Tard Inc. (CAN)	1,766
HEALTH CARE EQUIPMENT & SUPPLIES—2.4%
8,125	Essilor International SA (FR)	1,029
HEALTH CARE PROVIDERS & SERVICES—2.7%
12,350	Fresenius Medical Care AG & Co. KGaA (GER)	1,165
HOTELS, RESTAURANTS & LEISURE—5.7%
201,150	Sands China Ltd. (CHN)	932
28,220	Starbucks Corp. (US)	1,523
		2,455
INTERNET & DIRECT MARKETING RETAIL—3.1%
649	Priceline Group Inc. (US)*	1,317
INTERNET SOFTWARE & SERVICES—10.9%
10,875	Alibaba Group Holding Ltd. ADR (CHN)*,1	1,685
1,320	Alphabet Inc. Class A (US)*	1,248
COMMON STOCKS—Continued
Shares		Value
INTERNET SOFTWARE & SERVICES—Continued
11,425	Rightmove plc (UK)	$ 634
27,975	Tencent Holdings Ltd. (CHN)	1,117
		4,684
IT SERVICES—4.9%
21,214	Visa Inc. (US)	2,112
MULTILINE RETAIL—4.5%
17,900	Dollar General Corp. (US)	1,345
15,775	Don Quijote Holdings Co. Ltd. (JP)	573
		1,918
PHARMACEUTICALS—8.7%
5,340	Allergan plc (US)	1,348
16,450	Bristol-Myers Squibb Co. (US)	936
22,750	Zoetis Inc. (US)	1,422
		3,706
PROFESSIONAL SERVICES—2.6%
12,500	Verisk Analytics Inc. (US)*	1,091
ROAD & RAIL—1.7%
6,915	Union Pacific Corp. (US)	712
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—3.5%
41,500	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	1,492
SOFTWARE—6.3%
7,890	Adobe Systems Inc. (US)*	1,156
9,220	Dassault Systemes SE (FR)	904
4,475	Intuit Inc. (US)	614
		2,674
SPECIALTY RETAIL—4.7%
23,150	Industria de Diseno Textil SA (SP)	919
2,415	O'Reilly Automotive Inc. (US)*	493
10,875	Ross Stores Inc. (US)	602
		2,014
TEXTILES, APPAREL & LUXURY GOODS—4.2%
3,350	LVMH Moet Hennessy Louis Vuitton SE (FR)	841
16,325	NIKE Inc. (US)	964
		1,805
TOTAL COMMON STOCKS
(Cost $36,407)		42,179

17

Harbor Global Leaders Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—1.4%
(Cost $592)
Principal Amount		Value
REPURCHASE AGREEMENTS
$592	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $607)	$ 592
TOTAL INVESTMENTS—99.9%
(Cost $36,999)		42,771
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		56
TOTAL NET ASSETS—100.0%		$42,827
FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$ —	$ 6,977	$—	$ 6,977
Latin America	1,170	—	—	1,170
Middle East/Central Asia	2,015	—	—	2,015
North America	25,001	—	—	25,001
Pacific Basin	3,177	3,839	—	7,016
Short-Term Investments
Repurchase Agreements	—	592	—	592
Total Investments in Securities	$31,363	$11,408	$—	$42,771
There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
The accompanying notes are an integral part of the Portfolios of Investments.
18

Harbor Emerging Markets Equity Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments by Country (% of net assets)
(Excludes net cash and short-term investments of 2.8%)
COMMON STOCKS—96.3%
Shares		Value
AIRLINES—0.9%
19,094	Azul SA ADR (BR)*,1	$ 503
AUTOMOBILES—2.5%
308,000	Brilliance China Automotive Holdings Ltd. (CHN)	779
4,247	Hyundai Motor Co. (S. KOR)	550
		1,329
BANKS—21.2%
283,913	Alpha Bank AE (GRC)*	681
28,542	Axis Bank Ltd. (IND)	232
943,300	Bank Rakyat Indonesia Persero Tbk PT (IDR)	1,045
1,242,000	China Construction Bank Corp. (CHN)	1,031
181,000	China Merchants Bank Co. Ltd. (CHN)	594
104,137	Grupo Financiero Banorte SAB de CV (MEX)*	690
25,948	Hana Financial Group Inc. (S. KOR)	1,184
141,058	ICICI Bank Ltd. ADR (IND)[1]	1,313
1,916,000	Industrial & Commercial Bank of China Ltd. (CHN)	1,339
139,220	Itau Unibanco Holding SA ADR (BR)[1]	1,658
58,959	Sberbank of Russia PJSC ADR (RUS)[1]	686
162,615	Turkiye Halk Bankasi AS (TUR)	698
128,900	United Bank Ltd. (PAK)	254
		11,405
BEVERAGES—1.1%
99,104	AmBev SA ADR (BR)*,1	603
CAPITAL MARKETS—0.8%
487,000	China Galaxy Securities Co. Ltd. (CHN)	429
CHEMICALS—2.2%
35,581	PhosAgro PJSC GDR (RUS)[2]	488
17,529	Sasol Ltd. (S. AFR)	528
2,684,000	Tianhe Chemicals Group Ltd. (CHN)*,3	151 [x]
		1,167
COMMERCIAL SERVICES & SUPPLIES—0.9%
386,900	China Everbright International Ltd. (CHN)	504
CONSTRUCTION & ENGINEERING—0.8%
539,000	China Railway Group Ltd. (CHN)	428
CONSTRUCTION MATERIALS—4.2%
182,500	Anhui Conch Cement Co. Ltd. (CHN)	674
COMMON STOCKS—Continued
Shares		Value
CONSTRUCTION MATERIALS—Continued
104,166	Cemex SAB de CV ADR (MEX)*,1	$ 1,012
529,700	Semen Indonesia Persero TBK PT (IDR)	395
1,273,800	West China Cement Ltd. (CHN)*	183
		2,264
DIVERSIFIED FINANCIAL SERVICES—1.3%
183,783	FirstRand Ltd. (S. AFR)	723
DIVERSIFIED TELECOMMUNICATION SERVICES—1.7%
1,958,000	China Telecom Corp. Ltd. (CHN)	931
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—2.4%
107,406	Delta Electronics Inc. (TW)	571
181,000	Hon Hai Precision Industry Co. Ltd. (TW)	704
		1,275
FOOD PRODUCTS—1.1%
48,197	BRF SA ADR (BR)*,1	568
HOTELS, RESTAURANTS & LEISURE—1.8%
48,645	CVC Brasil Operadora e Agencia de Viagens SA (BR)	556
84,418	Sands China Ltd. (CHN)	391
		947
HOUSEHOLD DURABLES—0.5%
103,989	Haier Electronics Group Co. Ltd. (CHN)	268
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.3%
644,000	China Longyuan Power Group Corp. Ltd. (CHN)	471
1,516,400	Datang International Power Generation Co. Ltd. (CHN)*	516
582,000	Huadian Power International Corp. Ltd. (CHN)	246
		1,233
INSURANCE—5.1%
246,000	China Life Insurance Co. Ltd. (CHN)	777
232,600	China Pacific Insurance Group Co. Ltd. (CHN)	1,025
43,247	ICICI Prudential Life Insurance Co. Ltd. (IND)*,3	310
5,446	Samsung Life Insurance Co. Ltd. (S. KOR)	611
		2,723
INTERNET SOFTWARE & SERVICES—8.2%
13,085	Alibaba Group Holding Ltd. ADR (CHN)*,1	2,027
59,300	Tencent Holdings Ltd. (CHN)	2,367
		4,394
IT SERVICES—1.2%
17,316	Tata Consultancy Services Ltd. (IND)	673
MEDIA—1.5%
3,687	Naspers Ltd. (S. AFR)	815
METALS & MINING—5.1%
59,310	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	594
93,030	Gerdau SA ADR (BR)[1]	314
7,050	Polyus PJSC GDR (RUS)*,2,3	228
164,982	Vale SA ADR (BR)*,1	1,596
		2,732
OIL, GAS & CONSUMABLE FUELS—7.3%
190,500	China Shenhua Energy Co. Ltd. (CHN)	474
3,942	CNOOC Ltd. ADR (CHN)[1]	443
19,772	Lukoil PJSC ADR (RUS)[1]	921
110,306	Petroleo Brasileiro SA ADR (BR)*,1	938

19

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

COMMON STOCKS—Continued
Shares		Value
OIL, GAS & CONSUMABLE FUELS—Continued
25,011	Reliance Industries Ltd. (IND)	$ 630
96,558	Rosneft Oil Co PJSC GDR (RUS)[2]	496
		3,902
PERSONAL PRODUCTS—1.4%
2,989	Amorepacific Corp. (S. KOR)	757
PHARMACEUTICALS—1.1%
51,219	Aurobindo Pharma Ltd. (IND)*	574
PROFESSIONAL SERVICES—0.1%
6,435	L&T Technology Services Ltd. (IND)*,3	76
REAL ESTATE MANAGEMENT & DEVELOPMENT—2.8%
1,701,600	Bumi Serpong Damai TBK PT (IDR)	229
372,000	China Overseas Land & Investment Ltd. (CHN)	1,260
		1,489
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—7.5%
12,440	SK Hynix Inc. (S. KOR)	731
76,208	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (TW)[1]	2,741
1,249,000	United Microelectronics Corp. (TW)	573
		4,045
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—6.9%
35,391	Advantech Co. Ltd. (TW)	268
1,593	Samsung Electronics Co. Ltd. (S. KOR)	3,425
		3,693
THRIFTS & MORTGAGE FINANCE—1.0%
29,632	Indiabulls Housing Finance Ltd. (IND)	544
WIRELESS TELECOMMUNICATION SERVICES—1.4%
31,197	America Movil SAB de CV ADR (MEX)[1]	552
660,300	Sarana Menara Nusantara TBK PT (IDR)*	198
		750
TOTAL COMMON STOCKS
(Cost $42,035)		51,744

PARTICIPATION (EQUITY LINKED) NOTES—0.9%
Principal Amount
BANKS—0.9%
	Axis Bank Ltd. (IND)*
$46,404	$0.01––11/27/2019	376
	United Bank Ltd. (PAK)*,3
54,545	$0.01––06/19/2019	108
		484
OIL, GAS & CONSUMABLE FUELS—0.0%
	Reliance Industries Ltd. (IND)*
17	$0.01––07/10/2019	—
TOTAL PARTICIPATION (EQUITY LINKED) NOTES
(Cost $482)		484

SHORT-TERM INVESTMENTS—2.7%
(Cost $1,454)
Principal Amount		Value
REPURCHASE AGREEMENTS
$1,454	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $1,487)	$ 1,454
TOTAL INVESTMENTS—99.9%
(Cost $43,971)		53,682
CASH AND OTHER ASSETS, LESS LIABILITIES—0.1%		27
TOTAL NET ASSETS—100.0%		$53,709

20

Harbor Emerging Markets Equity Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$ 594	$ 2,066	$ —	$ 2,660
Europe	228	3,970	—	4,198
Latin America	8,990	—	—	8,990
Middle East/Central Asia	1,313	3,293	—	4,606
Pacific Basin	5,211	25,928	151	31,290
Participation (Equity Linked) Notes
Middle East/Central Asia	—	484	—	484
Short-Term Investments
Repurchase Agreements	—	1,454	—	1,454
Total Investments in Securities	$16,336	$37,195	$151	$53,682
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss)[w] (000s)	Change in Unrealized Appreciation/ (Depreciation) [w] (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017[w] (000s)
Common Stocks	$242	$—	$—	$—	$—	$(91)	$—	$—	$151
Of the Level 2 investments presented above, certain Common Stocks valued at $386,000 were categorized in Level 1 at October 31, 2016. Transfers from Level 1 to Level 2 were as a result of exchange traded securities where quoted prices from an active market were available (Level 1), and have become unavailable (Level 2).
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Common Stocks
Tianhe Chemicals Group Ltd. (CHN)*,1	$151	Market Approach	Liquidity Discount	HK$ 0.44
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security
1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.
2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking institutions. Country specific examples of this type of depositary receipt, if any, are denoted using different abbreviations. SADR after the name of a holding stands for South African Depositary Receipts representing ownership of South African securities listed on the Johannesburg Stock Exchange. SDR after the name of a holding stands for Swedish Depository Receipts representing ownership of foreign securities in Sweden. NVDR after the name of a holding stands for Non-Voting Depositary Receipts representing ownership of a listed security in the Stock Exchange of Thailand.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $873,000 or 2% of net assets.
w	The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2017 (000s)
	Common Stock	$(361)
$(361)
x	Fair Valued in accordance with Harbor Funds Valuation Procedures using liquidity discount which is a Level 3 input.
The accompanying notes are an integral part of the Portfolios of Investments.
21

Harbor International & Global Funds
Notes to Portfolios of Investments— July 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 31 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, Harbor Global Leaders Fund and Harbor Emerging Markets Equity Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Participation notes are valued at the last sale price of the underlying local shares on the national exchange on which they trade. Such securities are normally categorized as Level 2 in the fair value hierarchy.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation
22

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
23

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
U.S. Government Securities
U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that
24

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Small Cap Fund, and Harbor Emerging Markets Equity Fund purchased option contracts to manage their exposure to equity prices. Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
Participation Notes
Participation notes are equity-linked securities which can be used to gain exposure to emerging markets. These instruments represent interests in securities listed on certain foreign exchanges and thus present similar risks to investing directly in such equity securities. These instruments are issued by a broker-dealer evidencing ownership of shares listed on a foreign stock exchange. Accordingly, the participation notes also expose investors to counterparty risk which is the risk that the entity issuing the note may not be able to honor its financial commitments. A Fund’s participation notes are not subject to any master netting agreements. Participation notes may be more volatile and less liquid than holding the underlying security directly. A Participation note is intended to reflect the performance of the underlying equity securities on a one-to-one basis. During the period, Harbor Emerging Markets Equity Fund invested in participation notes to gain exposure to certain foreign markets. The Fund is entitled to receive dividends or other distributions paid on the underlying securities from the broker-dealer. The Fund however is not entitled to the same rights as an owner of the underlying securities, such as voting rights.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, each Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
25

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Securities Lending
Each Fund may engage in securities lending, whereby a Fund lends its securities to financial institutions in order to increase its income. During the period, Harbor International Fund, Harbor Diversified International All Cap Fund, Harbor International Growth Fund, Harbor International Small Cap Fund, and Harbor Global Leaders Fund engaged in securities lending. Securities loans are required to be secured at all times during the term of the loan by cash collateral that is at least equal to the value of the loaned securities determined at the close of the Fund’s business day. Any additional collateral that may be required to secure the loan is delivered to the Fund the next business day. The cash collateral is maintained on the Fund’s behalf by the lending agent (State Street Bank & Trust Company) and is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market mutual fund that seeks to provide income while maintaining a stable net asset value of $1.00. There is no assurance that the State Street Navigator Securities Lending Government Money Market Portfolio will maintain a stable net asset value and the Funds are subject to the risk of loss on the cash collateral invested. This collateral is recognized as the gross liability for securities loaned in the statement of assets and liabilities. During the term of the loan, the Funds will continue to receive interest, dividends, or other amounts, on the loaned securities, in addition to receiving a fee from the borrower and earning interest on the investment of the cash collateral. The Funds may pay reasonable fees in connection with a loan of its securities and may share the interest earned on the collateral with the borrower. Net securities lending income is disclosed as such in the statements of operations. Securities loans may be terminated at the option of the borrower or the Funds. Upon termination of the loan, the borrower will return to the lender securities that are identical to the loaned securities. The Funds bear the risk of delay in recovery of, or loss of rights in, the securities loaned and the risk that the value of the collateral falls below the value of the securities on loan. Each Fund seeks to mitigate this borrower risk by entering into a securities lending authorization agreement with its lending agent. The securities lending authorization agreement provides that, in the event of a borrower’s default, including bankruptcy, the lending agent will request that all loaned securities be returned by the borrower. In the event the borrower is unable or unwilling to return the loaned securities to the lending agent, the lending agent may apply the proceeds of the cash collateral from the loaned securities towards the purchase of replacement securities. If such proceeds are insufficient or the collateral is unavailable, the lending agent will purchase replacement securities at its sole expense. If the lending agent is unable to purchase replacement securities, it may credit to the relevant Fund’s account an amount equal to the fair value of the unreturned loaned securities. The value at July 31, 2017 of equity securities loaned and related cash collateral for Harbor International Fund was $215,142,000 and $225,792,000, respectively.  The value at July 31, 2017 of equity securities loaned and related cash collateral for Harbor International Growth Fund was $4,641,000 and $4,927,000, respectively.  The value at July 31, 2017 of equity securities loaned and related cash collateral for Harbor International Small Cap Fund was $326,000 and $340,000, respectively.  As of July 31, 2017, Harbor Diversified International All Cap Fund and Harbor Global Leaders Fund had no securities out on loan. As the securities loaned are subject to termination by the Funds or the borrower at any time, the remaining contractual maturities of each securities lending transaction is considered to be overnight and continuous.
Investment Company Reporting Modernization
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
26

Harbor International & Global Funds
Notes to Portfolios of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor International Fund*	$24,144,636	$10,530,941	$(452,900)	$10,078,041
Harbor Diversified International All Cap Fund*	212,290	29,351	(2,362)	26,989
Harbor International Growth Fund*	328,937	68,145	(14,954)	53,191
Harbor International Small Cap Fund*	28,356	5,371	(214)	5,157
Harbor Global Leaders Fund *	36,999	6,199	(427)	5,772
Harbor Emerging Markets Equity Fund*	43,971	10,648	(937)	9,711

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
27

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Chief Compliance Officer,
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles F. McCain
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.IG.0717

Quarterly Schedule of
Portfolio Holdings
July 31, 2017
Strategic Markets  Funds

	Institutional Class	Administrative Class
Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Portfolio of Investments
Harbor Commodity Real Return Strategy Fund	1
Notes to Portfolio of Investments	17

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -23.2%)
ASSET-BACKED SECURITIES—4.8%
Principal Amount		Value
	Bear Stearns Asset Backed Securities Trust
	Series 2006-2 Cl. M1
$245	1.652% (1 Month USD Libor + 0.420%) 07/25/2036[2]	$ 245
	Countrywide Asset-Backed Certificates
	Series 2005-15 Cl. 1AF6
20	4.077%—04/25/2036[1]	20
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
26	1.422% (3 Month USD Libor + 0.250%) 05/21/2021[2,3]	26
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
199	1.472% (1 Month USD Libor + 0.240%) 06/25/2036[2]	114
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
105	1.302% (1 Month USD Libor + 0.070%) 10/25/2036[2]	58
	Series 2006-HE8 Cl. A1
321	1.362% (1 Month USD Libor + 0.130%) 10/25/2036[2]	262
		320
	Navient Student Loan Trust
	Series 2016-7A Cl.A
92	2.382% (1 Month USD Libor + 1.150%) 03/25/2066[2,3]	93
	People's Choice Home Loan Securities Trust
	Series 2005-1 Cl. M4
600	2.582% (1 Month USD Libor + 0.900%) 01/25/2035[2]	578
	SLM Student Loan Trust
	Series 2003-2 Cl. A5
€371	0.000% (3 Month EUR Libor + 0.260%) 12/15/2023[2]	439
	Small Business Administration Participation Certificates
	Series 2007-20K Cl. 1
$202	5.510%—11/01/2027	217
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	1.512% (1 Month USD Libor + 0.280%) 05/25/2036[2]	181
	Venture CLO Ltd.[4]
	Series 2006-7A Cl. A1A
334	1.537% (3 Month USD Libor + 0.230%) 01/20/2022[2,3]	333
TOTAL ASSET-BACKED SECURITIES
(Cost $2,410)		2,566

COLLATERALIZED MORTGAGE OBLIGATIONS—0.3%
	Bear Stearns Arm Trust
	Series 2005-12 Cl. 23A1
28	3.339%—02/25/2036[1]	27
	First Horizon Alternative Mortgage Securities Trust
	Series 2006-FA8 Cl. 1A7
12	6.000%—02/25/2037	10
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount			Value
		Morgan Stanley Mortgage Loan Trust
		Series 2006-8AR Cl. 6A1
	$98	3.106%—06/25/2036[1]	$ 99
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $132)			136

CORPORATE BONDS & NOTES—9.2%
Banks—2.3%
		Brfkredit AS
DKK$	400	2.000%—10/01/2017	64
	93	2.500%—10/01/2047	15
	200	4.000%—01/01/2018	32
			111
		Deutsche Bank AG
	$400	4.250%—10/14/2021	422
		ING Bank NV MTN[5]
	100	2.625%—12/05/2022[3]	101
		Navient Corp. MTN[5]
	100	5.500%—01/15/2019	104
		Nordea Kredit Realkreditaktieselskab
DKK$	300	1.000%—10/01/2017	48
	600	2.000%—10/01/2017	96
	91	2.500%—10/01/2047	15
			159
		Nykredit Realkredit AS
	1,000	2.000%—10/01/2017	159
	547	2.500%—10/01/2047	89
	78	3.000%—10/01/2047	13
			261
		Realkredit Danmark
	200	1.000%—04/01/2018	32
		Realkredit Danmark MTN[5]
	459	2.500%—10/01/2047	75
			1,265
Diversified Financial Services—3.3%
		Ally Financial Inc.
	$200	3.600%—05/21/2018	202
		Credit Suisse Group Funding Guernsey Ltd.
	250	3.800%—09/15/2022	262
		Royal Bank of Scotland plc MTN[5]
	€200	6.934%—04/09/2018	248
		UBS Group Funding Jersey Ltd.
	$1,000	3.084% (3 Month USD Libor + 1.780%) 04/14/2021[2,3]	1,035
			1,747
Diversified Telecommunication Services—0.2%
		AT&T Inc.
	100	1.954% (3 Month USD Libor + 0.650%) 01/15/2020[2]	101
Electric Utilities—0.4%
		SSE plc
	€200	5.625% (5 Year EUR Swaps Curve + 4.620%) 10/01/2017[2,6]	239
Gas Utilities—0.4%
		Spectra Energy Partners LP
	$200	1.920% (3 Month USD Libor + 0.700%) 06/05/2020[2]	201

1

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
Machinery—0.4%
		John Deere Capital Corp. MTN[5]
	$200	1.577% (3 Month USD Libor + 0.290%) 06/22/2020[2]	$ 201
Mortgage Real Estate Investment Trusts (REITs)—0.4%
		Unibail-Rodamco SE MTN[5]
	200	2.074% (3 Month USD Libor + 0.770%) 04/16/2019[2]	199
Oil, Gas & Consumable Fuels—1.4%
		BG Energy Capital plc
	£100	6.500% (GBP Swap 5 Year + 5.336%) 11/30/2072[2]	135
		Enbridge Inc.
	$200	1.946% (3 Month USD Libor + 0.700%) 06/15/2020[2]	200
		Petrobras Global Finance BV
	200	4.375%—05/20/2023	193
	200	6.125%—01/17/2022	211
			404
			739
Trading Companies & Distributors—0.4%
		International Lease Finance Corp.
	200	8.250%—12/15/2020	237
TOTAL CORPORATE BONDS & NOTES
(Cost $4,873)			4,929

FOREIGN GOVERNMENT OBLIGATIONS—11.2%
		Argentine Republic Government International Bond
	200	6.875%—01/26/2027	206
		Autonomous Community of Catalonia
	€100	4.950%—02/11/2020	125
		Bonos de Tesoreria
	400	6.150%—08/12/2032[3]	129
		Brazil Letras Do Tesouro Nacional
R$	7,200	0.000%—01/01/2018[7,8]	2,234
		French Republic Government Bond OAT
	€88	1.100%—07/25/2022[7]	117
		New Zealand Government Bond
NZD$	1,200	2.000%—09/20/2025[7]	960
		U.K. Gilt Inflation Linked[7]
	£1,297	0.125%—03/22/2026-11/22/2065	2,180
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $5,817)			5,951

MORTGAGE PASS-THROUGH—0.5%
(Cost $240)
		Federal National Mortgage Association
	$245	4.000%—02/01/2041	260

U.S. GOVERNMENT OBLIGATIONS—97.2%
		U.S. Treasury Inflation Indexed Bonds[7]
	21,878	0.125%—04/15/2019-07/15/2024	21,903
	212	0.125%—01/15/2023[9]	211
	2,046	0.250%—01/15/2025[9]	2,023
U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$4,103	0.375%—07/15/2023-07/15/2025	$ 4,145
3,708	0.625%—07/15/2021-01/15/2024	3,800
203	0.875%—02/15/2047	197
3,591	1.250%—07/15/2020	3,745
2,814	1.375%—07/15/2018-02/15/2044	2,859
7,335	1.875%—07/15/2019	7,644
2,936	2.375%—01/15/2025	3,361
547	2.500%—01/15/2029	662
		50,550
	U.S. Treasury Notes
100	1.875%—04/30/2022	100
400	2.125%—07/31/2024	401
760	3.000%—02/15/2047-05/15/2047	776
		1,277
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $51,633)		51,827

SHORT-TERM INVESTMENTS—19.1%
CERTIFICATES OF DEPOSIT—1.1%
	Barclays plc
200	1.710% (3 Month USD Libor + 0.460%) 03/16/2018[2]	200
100	1.827% (3 Month USD Libor + 0.470%) 05/17/2018[2]	100
		300
	Credit Suisse NY
300	2.028% (3 Month USD Libor + 0.800%) 09/12/2017[2]	300
		600
REPURCHASE AGREEMENTS—18.0%
1,100	Repurchase Agreement with Barclays plc dated July 31, 2017 due August 01, 2017 at 1.160% collateralized by U.S. Treasury Notes (value $1,117)	1,100
4,000	Repurchase Agreement with Citigroup Global Markets Inc. dated July 31, 2017 due August 01, 2017 at 1.170% collateralized by Government National Mortgage Association (value $4,440)	4,000
4,000	Repurchase Agreement with JPMorgan Securities LLC dated July 31, 2017 due August 01, 2017 at 1.160% collateralized by U.S. Treasury Notes (value $4,062)	4,000
501	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $514)	501
		9,601
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,201)		10,201
TOTAL INVESTMENTS—142.3%
(Cost $75,306)		75,870
CASH AND OTHER ASSETS, LESS LIABILITIES—(42.3)%		(22,568)
TOTAL NET ASSETS—100.0%		$ 53,302

2

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS OPEN AT JULY 31, 2017
Description	Number of Contracts	Expiration Date	Original Notional Value (000s)	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-Bund Futures (Short)	1	09/07/2017	€ 100	€ 162	$ (1)
Cocoa Futures (Long)	1	09/14/2017	£ —	£ 16	2
Cocoa Futures (Short)	1	12/12/2017	—	16	(2)
United Kingdom GILT Futures 90 day (Short)	13	09/27/2017	1,300	1,638	3
Brent Crude Oil Futures (Long)	1	10/31/2017	$ 1	$ 53	4
Brent Crude Oil Futures (Long)	1	01/31/2018	1	1	—
Brent Crude Oil Futures (Long)	1	02/28/2018	1	1	—
Brent Crude Oil Futures (Long)	1	03/29/2018	1	1	—
Brent Crude Oil Futures (Long)	1	04/30/2018	1	1	—
Brent Crude Oil Futures (Long)	1	05/31/2018	1	1	—
Brent Crude Oil Futures (Long)	1	06/29/2018	1	2	—
Brent Crude Oil Futures (Long)	1	07/31/2018	1	2	—
Brent Crude Oil Futures (Long)	1	08/31/2018	1	2	—
Brent Crude Oil Futures (Long)	1	09/28/2018	1	2	—
Brent Crude Oil Futures (Long)	1	10/31/2018	1	2	—
Brent Crude Oil Futures (Long)	2	10/31/2018	2	107	7
Brent Crude Oil Futures (Long)	1	11/30/2018	1	2	—
Brent Crude Oil Futures (Long)	1	12/31/2018	1	2	—
Brent Crude Oil Futures (Long)	11	10/31/2019	11	597	18
Brent Crude Oil Futures (Short)	2	07/31/2018	2	107	(1)
Brent Crude Oil Futures (Short)	2	01/31/2019	2	108	(2)
Brent Crude Oil Futures (Short)	4	04/30/2019	4	216	(8)
Brent Crude Oil Futures (Short)	6	05/14/2020	6	329	(17)
Brent Crude Oil Futures (Short)	1	10/30/2020	1	55	(3)
Chicago Ethanol Swap Futures (Long)	1	12/29/2017	42	63	2
Corn Futures (Long)	1	05/14/2018	5	20	—
Corn Futures (Short)	2	12/14/2017	10	38	—
Corn Futures (Short)	1	03/14/2018	5	20	—
Cotton Futures (Long)	1	03/07/2018	50	34	—
Cotton Futures (Short)	1	12/06/2017	50	34	—
Gasoil Futures (Long)	4	12/12/2018	—	194	8
Gasoil Futures (Short)	2	06/12/2018	—	96	(5)
Gasoil Futures (Short)	2	06/12/2019	—	98	(4)
Gold Futures (Long)	1	12/27/2018	—	129	3
Gold Futures (Short)	2	12/27/2017	—	255	(2)
Light Sweet Crude Oil Futures (Long)	1	02/20/2018	1	51	1
Light Sweet Crude Oil Futures (Long)	4	08/21/2018	4	202	(1)
Light Sweet Crude Oil Futures (Long)	2	10/30/2018	2	101	3
Light Sweet Crude Oil Futures (Long)	2	05/21/2019	2	101	2
Light Sweet Crude Oil Futures (Long)	2	11/20/2019	2	102	1
Light Sweet Crude Oil Futures (Long)	1	05/19/2020	1	51	(1)
Light Sweet Crude Oil Futures (Short)	1	11/17/2017	1	50	(2)
Light Sweet Crude Oil Futures (Short)	1	11/20/2017	1	50	(2)
Light Sweet Crude Oil Futures (Short)	3	05/22/2018	3	152	(6)
Light Sweet Crude Oil Futures (Short)	3	11/19/2018	3	152	(9)
Light Sweet Crude Oil Futures (Short)	3	11/20/2020	3	155	(1)
Natural Gas Futures (Long)	2	08/29/2017	20	56	(2)
Natural Gas Futures (Long)	4	01/29/2018	40	127	(6)
Natural Gas Futures (Long)	14	03/27/2018	140	391	(12)
Natural Gas Futures (Long)	1	04/26/2018	10	28	(1)
Natural Gas Futures (Short)	1	09/27/2017	10	28	—
Natural Gas Futures (Short)	4	12/27/2017	40	127	11
Natural Gas Futures (Short)	15	02/26/2018	150	468	42
Natural Gas Swap Futures (Long)	12	01/29/2018	30	95	1
Natural Gas Swap Futures (Long)	8	03/27/2018	20	56	(1)
Natural Gas Swap Futures (Long)	4	04/26/2018	10	28	(2)
Natural Gas Swap Futures (Long)	4	05/29/2018	10	28	(2)
Natural Gas Swap Futures (Long)	4	06/27/2018	10	28	(1)
Natural Gas Swap Futures (Long)	4	07/27/2018	10	28	(1)
Natural Gas Swap Futures (Long)	4	08/29/2018	10	28	(2)
Natural Gas Swap Futures (Long)	4	09/26/2018	10	28	(1)
Natural Gas Swap Futures (Long)	4	10/29/2018	10	29	(1)
Natural Gas Swap Futures (Long)	4	11/28/2018	10	30	—
Natural Gas Swap Futures (Short)	4	12/27/2017	10	32	1
Platinum Futures (Long)	4	10/27/2017	—	188	(1)
Sugar Futures (Short)	3	09/29/2017	336	50	2
3

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Expiration Date	Original Notional Value (000s)	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 5 year (Short)	26	09/29/2017	$ 2,600	$ 3,072	$ (1)
U.S. Treasury Note Futures 10 year (Long)	21	09/20/2017	2,100	2,644	(6)
Wheat Futures (Long)	2	12/14/2017	10	50	2
Wheat Futures (Long)	1	03/14/2018	5	26	—
Wheat Futures (Short)	2	12/14/2017	10	50	(3)
Wheat Futures (Short)	1	03/14/2018	5	26	—
White Sugar Futures (Long)	3	09/15/2017	—	60	(4)
Total Futures Contracts					$ (1)

PURCHASED OPTIONS OPEN AT JULY 31, 2017
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Commodity - Crude Oil Futures (Call)	New York Mercantile Exchange	$ 64.00	11/14/2018	1	$ 4	$ 1
Commodity - Natural Gas Futures (Call)	New York Mercantile Exchange	0.50	02/23/2018	3	11	7
Commodity - Natural Gas Futures (Call)	New York Mercantile Exchange	1.00	02/23/2018	3	7	4
Commodity - WTI-Brent Crude Oil Spread Futures (Call)	New York Mercantile Exchange	2.00	10/30/2018	1	1	—
Eurodollar Futures (Put)	CME Group	98.25	03/19/2018	30	3	2
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	184.00	08/25/2017	18	—	—
U.S. Treasury Bond Option 30 year (Call)	Chicago Board of Trade	220.00	08/25/2017	1	—	—
U.S. Treasury Note Option 2 year (Call)	Chicago Board of Trade	110.00	08/25/2017	18	—	—
U.S. Treasury Note Option 5 year (Call)	Chicago Board of Trade	124.00	08/25/2017	3	—	—
U.S. Treasury Note Option 5 year (Call)	Chicago Board of Trade	126.00	08/25/2017	23	—	—
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	142.00	08/25/2017	10	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	111.00	08/25/2017	37	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	111.50	08/25/2017	3	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	116.50	08/25/2017	21	—	—
Total Purchased Options Not Settled Through Variation Margin					$ 26	$ 14
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	2.720%	07/16/2018	300,000	$ 4	$ 4
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	2.770	07/16/2018	2,000,000	23	24
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.150	06/15/2018	500,000	50	8
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Receive	2.150	06/15/2018	500,000	50	60
Total Purchased Swap Options Not Settled Through Variation Margin							$127	$ 96
Total Purchased Options							$153	$110

WRITTEN OPTIONS OPEN AT JULY 31, 2017
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Commodity - Light Sweet Crude Oil Futures Option (Call)	New York Mercantile Exchange	$ 64.00	11/15/2017	1	$ 2	$ —
Commodity - Natural Gas Futures (Call)	New York Mercantile Exchange	0.75	02/23/2018	6	18	(11)
Commodity - Natural Gas Futures (Call)	New York Mercantile Exchange	3.30	08/28/2017	1	—	—
Commodity - Natural Gas Futures (Put)	New York Mercantile Exchange	2.80	08/28/2017	1	1	(1)
Commodity - WTI-Brent Crude Oil Spread Futures (Call)	New York Mercantile Exchange	—	10/30/2018	1	1	—
Commodity Natural Gas Futures (Call)	New York Mercantile Exchange	(0.20)	09/26/2017	1	—	—
Commodity Natural Gas Futures (Put)	New York Mercantile Exchange	(0.35)	09/26/2017	1	—	—
4

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN—Continued
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	$ 244.170 [j]	05/16/2024	200,000	$ 1	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	234.810 [j]	03/24/2020	1,600,000	18	(5)
Currency Option U.S. Dollar vs. Euro (Call)	Goldman Sachs Bank USA	€ 1.19	09/21/2017	205,000	2	(2)
Eurodollar Futures (Call)	CME Group	$ 98.75	03/19/2018	30	3	(1)
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	120.720 [j]	06/22/2035	400,000	18	(4)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	126.50	08/25/2017	12	3	(3)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	127.00	08/25/2017	5	1	(1)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	127.50	08/25/2017	5	3	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	123.50	08/25/2017	7	2	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	124.50	08/25/2017	5	2	(1)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	125.00	08/25/2017	5	1	(1)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	125.50	08/25/2017	9	3	(3)
Total Written Options Not Settled Through Variation Margin					$ 79	$(33)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Index/Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	3-Month USD-LIBOR	Pay	1.800%	11/07/2017	800,000	$ 7	$ —
Interest Rate Swap Option 5 year (Put)	Royal Bank of Scotland plc	3-Month USD-LIBOR	Receive	2.600	11/07/2017	800,000	7	(7)
Total Written Swap Options Not Settled Through Variation Margin							$14	$ (7)
Total Written Options							$93	$(40)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2017
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	$ 382	ARG$ 23	09/15/2017	$ (2)
HSBC Bank USA	$ 901	ARG$ 54	09/15/2017	(4)
BNP Paribas SA	ARG$ 7	$ 128	09/15/2017	—
JP Morgan Chase Bank	ARG$ 7	$ 128	09/15/2017	—
Australia and New Zealand Banking Group	AUD$ 294	$ 388	08/02/2017	(16)
Barclays Capital	$ 409	R$ 130	08/02/2017	—
Barclays Capital	$ 409	R$ 127	09/05/2017	3
Deutsche Bank AG	$ 409	R$ 122	08/02/2017	9
Deutsche Bank AG	$ 2,100	R$ 628	10/03/2017	38
Goldman Sachs Bank USA	$ 1,100	R$ 328	10/03/2017	21
HSBC Bank USA	$ 1,700	R$ 508	10/03/2017	31
Barclays Capital	R$ 128	$ 409	08/02/2017	(3)
BNP Paribas SA	R$ 613	$ 2,100	10/03/2017	(53)
BNP Paribas SA	R$ 116	$ 420	01/03/2018	(15)
Deutsche Bank AG	R$ 131	$ 409	08/02/2017	(1)
Deutsche Bank AG	R$ 28	$ 89	09/05/2017	—
Deutsche Bank AG	R$ 1,641	$ 5,900	01/03/2018	(204)
JP Morgan Chase Bank	R$ 824	$ 2,800	10/03/2017	(64)
JP Morgan Chase Bank	R$ 243	$ 880	01/03/2018	(32)
Citibank NA	$ 143	£ 185	08/02/2017	4
Goldman Sachs Bank USA	$ 1,829	£ 2,403	08/02/2017	10
HSBC Bank USA	$ 57	£ 74	08/02/2017	1
JP Morgan Chase Bank NA	$ 56	£ 73	08/02/2017	1
Goldman Sachs Bank USA	£ 676	$ 520	08/02/2017	(10)
Goldman Sachs Bank USA	£ 2,406	$ 1,829	09/05/2017	(10)
UBS AG	£ 2,007	$ 1,565	08/02/2017	(58)
Citibank NA	$ 173,922	COL$ 59	08/08/2017	(1)
BNP Paribas SA	COL$ 60	$ 176,613	08/08/2017	1
Citibank NA	$ 2,386	DKK$ 348	10/02/2017	34
Bank of America NA	DKK$ 209	$ 1,374	10/02/2017	(11)
5

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	DKK$ 324	$ 2,233	10/02/2017	$ (32)
Goldman Sachs Bank USA	DKK$ 30	$ 208	01/02/2018	(3)
Goldman Sachs Bank USA	DKK$ 31	$ 202	04/03/2018	(2)
HSBC Bank USA	DKK$ 265	$ 1,731	10/02/2017	(11)
HSBC Bank USA	DKK$ 78	$ 512	10/03/2017	(4)
JP Morgan Chase Bank NA	DKK$ 32	$ 210	10/02/2017	(1)
Bank of America NA	$ 60	€ 66	08/15/2017	5
BNP Paribas SA	$ 938	€ 1,100	08/02/2017	11
BNP Paribas SA	€ 1,069	$ 938	08/02/2017	(42)
BNP Paribas SA	€ 1,102	$ 938	09/05/2017	(11)
Goldman Sachs Bank USA	€ 62	$ 55	08/15/2017	(3)
JP Morgan Chase Bank NA	€ 101	$ 86	08/02/2017	(1)
Credit Suisse International	$ 12,358	₹ 189	12/04/2017	2
BNP Paribas SA	₹ 37	$ 2,407	12/04/2017	—
HSBC Bank USA	¥ 15	$ 1,700	08/02/2017	—
Goldman Sachs Bank USA	$ 2,333	MEX$ 129	08/08/2017	2
JP Morgan Chase Bank NA	$ 4,058	MEX$ 231	08/08/2017	(4)
BNP Paribas SA	MEX$ 156	$ 3,007	08/08/2017	(13)
Citibank NA	MEX$ 179	$ 3,316	08/08/2017	(7)
JP Morgan Chase Bank NA	$ 1,303	NZD$ 973	08/02/2017	5
Bank of America NA	NZD$ 946	$ 1,303	08/02/2017	(33)
JP Morgan Chase Bank NA	NZD$ 973	$ 1,303	09/05/2017	(5)
Citibank NA	$ 10,120	RUS$ 175	09/21/2017	(8)
Goldman Sachs Bank USA	RUS$ 172	$ 10,075	10/20/2017	6
Total Forward Currency Contracts				$(480)

SWAP AGREEMENTS OPEN AT JULY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000%	At maturity	09/15/2018	€ 300	$ 2	$ —	$ 2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	10/15/2018	200	1	(1)	2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	11/15/2018	300	3	—	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	12/15/2021	140	1	—	1
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.385	At maturity	12/15/2026	400	(3)	1	(4)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	06/15/2027	240	3	1	2
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.000	At maturity	11/15/2018	100	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.438	At maturity	06/15/2027	240	(3)	(1)	(2)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	Semi-Annual	09/20/2027	£ 1,890	(44)	(26)	(18)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	At maturity	05/15/2030	200	5	(1)	6
6

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400%	At maturity	06/15/2030	£ 800	$ 26	$ 20	$ 6
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.325	At maturity	08/15/2030	600	5	(13)	18
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.300	At maturity	12/15/2030	100	(1)	(4)	3
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	At maturity	10/15/2046	240	(26)	(16)	(10)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.585	At maturity	10/15/2046	90	10	6	4
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	At maturity	03/15/2047	100	1	—	1
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.450	Semi-Annual	03/20/2029	¥ 150,000	(7)	(8)	1
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.200	Lunar Monthly	06/05/2024	MEX$ 2,200	2	—	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.380	Lunar Monthly	11/04/2026	300	—	—	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.040	Lunar Monthly	12/17/2026	500	2	—	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.200	Lunar Monthly	06/11/2027	700	—	—	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.280	Lunar Monthly	11/28/2036	400	2	2	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.310	Lunar Monthly	11/28/2036	400	2	2	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.480	Lunar Monthly	06/18/2037	4,180	—	—	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	Semi-Annual	06/21/2019	$ 2,500	15	16	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	Semi-Annual	12/16/2022	4,500	70	10	65
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.660	Semi-Annual	10/19/2023	400	9	—	9
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.680	Semi-Annual	10/25/2023	1,000	24	—	24
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.670	Semi-Annual	11/19/2023	300	7	—	7
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.680	Semi-Annual	12/12/2023	300	7	—	7
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	Semi-Annual	03/16/2026	5,790	29	(38)	67
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	Semi-Annual	04/21/2026	1,400	14	(8)	22
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	Semi-Annual	04/27/2026	1,800	18	(7)	25
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	Semi-Annual	07/27/2026	1,100	27	32	(5)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	Semi-Annual	12/21/2046	1,690	121	176	(56)
7

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.950%	Semi-Annual	10/19/2048	$ 50	$ (3)	$ —	$ (3)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.970	Semi-Annual	10/25/2048	100	(7)	—	(7)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.950	Semi-Annual	11/19/2048	100	(6)	—	(6)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.950	Semi-Annual	12/12/2048	100	(6)	—	(6)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	Semi-Annual	12/21/2026	900	36	42	(7)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	10/11/2017	2,800	(103)	(95)	(8)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	04/27/2018	500	(2)	—	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	05/23/2018	2,900	(3)	2	(5)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.935	At maturity	04/27/2019	500	4	—	4
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	11/23/2020	300	(1)	—	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	11/25/2020	300	(1)	—	(1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	07/26/2021	200	4	7	(3)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	09/12/2021	150	2	4	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.730	At maturity	07/26/2026	200	(7)	(11)	4
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.762	At maturity	08/30/2026	400	(11)	(20)	9
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	09/12/2026	200	(5)	(2)	(3)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.801	At maturity	09/12/2026	150	(4)	(7)	3
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/12/2026	100	(2)	(4)	2
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.780	At maturity	09/15/2026	100	(3)	(5)	2
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.102	At maturity	07/20/2027	500	—	—	—
8

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.080%	At maturity	07/25/2027	$ 200	$ (1)	$ —	$ (1)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.122	At maturity	08/01/2027	400	1	—	1
Interest Rate Swaps									$154
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Payment Frequency	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Markit iTraxx Europe Indices Series 26 Version 1	Buy	1.000%	12/20/2021	0.461%	$ (9)	Quarterly	$ (5)	€ 300	$ (4)
ICE Group	Markit iTraxx Europe Indices Series 27 Version 1	Buy	1.000	06/20/2022	0.526	(23)	Quarterly	(14)	800	(9)
ICE Group	Canadian Natural Resources Ltd. 3.450% due 11/15/2021	Buy	1.000	03/20/2018	0.121	(1)	Quarterly	(1)	$ 100	—
ICE Group	Markit CDX North America High Yield Index Series 28	Buy	5.000	06/20/2022	3.205	(113)	Quarterly	(98)	1,380	(15)
Credit Default Swaps										$(28)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330%	At maturity	08/15/2030	£ 900	$ 8	$ (3)	$ 11
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.810	At maturity	07/19/2026	$ 400	(10)	—	(10)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.000	At maturity	07/20/2026	200	(5)	—	(5)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.805	At maturity	09/20/2026	100	(2)	—	(2)
Interest Rate Swaps									$ (6)
9

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON INDICES
Counterparty	Reference Rate	Pay/Receive Floating Rate	Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Number of Units (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	0.150%	Pay	Bloomberg Commodity Index SM	08/15/2017	Monthly	$ 573	5	$ —	$ —	$ —
Citibank NA	0.170	Pay	Bloomberg Commodity Index SM	02/15/2018	Monthly	1,247	11	(1)	—	(1)
JP Morgan Chase Bank NA	0.300	Pay	Bloomberg Commodity Index SM	08/15/2017	Monthly	1,267	1	35	—	35
JP Morgan Chase Bank NA	0.170	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	1,395	4	60	—	60
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	756	2	15	—	15
BNP Paribas SA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	2,007	12	(41)	—	(41)
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	8,570	47	178	—	178
Citibank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	206	1	(4)	—	(4)
Credit Suisse International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	2,289	14	47	—	47
Goldman Sachs International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	10,641	32	217	—	217
Goldman Sachs International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	7,250	43	(149)	(3)	(146)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	3,725	22	(76)	(2)	(74)
JP Morgan Chase Bank NA	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	2,181	7	44	—	44
Merrill Lynch International	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	50	—	1	—	1
Morgan Stanley Capital Services LLC	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	38,266	218	786	—	786
Société Générale Paris	U.S. Treasury Bills	Pay	Bloomberg Commodity Index Total ReturnSM	08/15/2017	Monthly	1,696	10	35	—	35
10

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON INDICES—Continued
Counterparty	Reference Rate	Pay/Receive Floating Rate	Index	Expiration Date	Payment Frequency	Notional Amount (000s)	Number of Units (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank NA	0.350%	Pay	JP Morgan FNJ Commodity Index	08/15/2017	Monthly	$2,916	30	$ (28)	$ (1)	$ (27)
Goldman Sachs International	0.250%	Pay	S&P GSCI Total Return Index	08/15/2017	Monthly	417	3	14	—	14
Goldman Sachs International	0.050%	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	Monthly	125	1	4	—	4
BNP Paribas SA	-0.050%	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	Monthly	473	3	(13)	—	(13)
Goldman Sachs International	-0.050%	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	Monthly	294	2	(8)	—	(8)
JP Morgan Chase Bank NA	-0.050%	Pay	S&P GSCI Industrial Metals Index Excess Return	08/15/2017	Monthly	41	—	(1)	—	(1)
Total Return Swaps on Indices										$1,121
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
TOTAL RETURN SWAPS ON COMMODITIES
Counterparty	Reference Assets	Pay/Receive Fixed Price	Fixed Price per Unit	Payment Frequency	Expiration Date	Number of Units (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Calendar Swap on Iron Ore	Receive	$ 69.20	At Maturity	03/31/2018	1	$ (1)	$—	$ (1)
Goldman Sachs International	Calendar Swap on Iron Ore	Receive	72.30	At Maturity	03/31/2018	—	2	—	2
Goldman Sachs International	Calendar Swap on Iron Ore	Receive	58.40	At Maturity	03/31/2019	—	1	—	1
JP Morgan Chase Bank NA	Calendar Swap on Iron Ore	Receive	69.70	At Maturity	03/31/2018	—	1	—	1
JP Morgan Chase Bank NA	Calendar Swap on Iron Ore	Receive	55.90	At Maturity	03/31/2019	—	1	—	1
Goldman Sachs International	Hard Red Winter Wheat November 2017 Futures	Receive	13.36	At Maturity	11/15/2017	6	3	—	3
JP Morgan Chase Bank NA	Hard Red Winter Wheat November 2017 Futures	Receive	8.19	At Maturity	11/24/2017	—	—	—	—
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Receive	1,266.20	At Maturity	11/29/2018	—	(3)	—	(3)
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	12.70	At Maturity	12/31/2018	2	(1)	(2)	(4)
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.18	At Maturity	09/30/2017	—	1	—	(1)
11

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON COMMODITIES—Continued
Counterparty	Reference Assets	Pay/Receive Fixed Price	Fixed Price per Unit	Payment Frequency	Expiration Date	Number of Units (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	$5.85	At Maturity	12/31/2017	1	$ (1)	$—	$ 1
BNP Paribas SA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.97	At Maturity	12/31/2017	1	—	—	—
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.27	At Maturity	09/30/2017	—	(1)	—	(1)
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.10	At Maturity	12/31/2017	—	—	—	—
JP Morgan Chase Bank NA	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.10	At Maturity	03/31/2018	—	1	—	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	7.53	At Maturity	09/30/2017	—	—	—	—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.79	At Maturity	12/31/2017	—	—	—	—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	4.74	At Maturity	12/31/2017	—	1	—	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.82	At Maturity	12/31/2017	—	(1)	—	(1)
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.80	At Maturity	12/31/2017	1	1	—	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.78	At Maturity	12/31/2017	1	1	—	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	4.85	At Maturity	12/31/2017	—	1	—	1
12

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
TOTAL RETURN SWAPS ON COMMODITIES—Continued
Counterparty	Reference Assets	Pay/Receive Fixed Price	Fixed Price per Unit	Payment Frequency	Expiration Date	Number of Units (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	$ 5.90	At Maturity	12/31/2017	—	$—	$—	$—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	6.22	At Maturity	03/31/2018	1	(1)	—	(1)
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.30	At Maturity	03/31/2018	1	1	—	1
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.77	At Maturity	12/31/2018	—	—	—	—
Morgan Stanley Capital Services LLC	Naphtha, Euro-Bob Gasoline, Ultra-Low Sulphur Diesel, Fuel Oil vs. Brent Crude Oil	Receive	5.81	At Maturity	12/31/2018	—	—	—	—
BNP Paribas SA	Platnium London PM Fix/USD vs. LBMA India Gold Price PM USD	Receive	(317.20)	At Maturity	07/09/2018	—	(5)	—	(5)
Goldman Sachs International	Platnium London PM Fix/USD vs. LBMA India Gold Price PM USD	Receive	(318.90)	At Maturity	07/06/2018	—	(2)	—	(2)
Total Return Swaps on Commodities									$ (4)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Intercontinental Exchange LIBOR USD 3-month	Receive	$ 1.27	At Maturity	03/20/2018	$ 100	$ 99	$—	$ (1)
Goldman Sachs International	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.07	At Maturity	07/29/2020	377	392	—	15
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.04	At Maturity	07/29/2020	21	21	—	—
JP Morgan Chase Bank NA	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.04	At Maturity	07/29/2020	356	353	—	(3)
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.03	At Maturity	07/17/2019	55	55	—	—
Morgan Stanley Capital Services LLC	London Gold Market Fixing Ltd-LBMA PM Fixing Price/USD	Pay	0.03	At Maturity	07/26/2019	43	43	—	—
13

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
VARIANCE SWAPS ON INDICES—Continued
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	$ 0.07	At Maturity	07/17/2019	$ 37	$ 37	$—	$—
Morgan Stanley Capital Services LLC	London Silver Market Fixing Ltd-LBMA Fixing Price/USD	Pay	0.07	At Maturity	07/26/2019	29	29	—	—
Goldman Sachs International	S&P GSCI Aluminum Index Excess Return	Pay	0.03	At Maturity	08/01/2018	29	29	—	—
Variance Swaps on Indices									$ 11
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [f] (000s)	Payment Frequency	Upfront Premium Paid/ (Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	1.605%	$(2)	Quarterly	$ (8)	$ 100	$ 6
Goldman Sachs International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.605	(4)	Quarterly	(14)	200	10
HSBC Bank USA NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2022	2.076	(5)	Quarterly	(7)	100	2
Credit Default Swaps										18
Total Swaps										$1,266

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 2,566	$—	$ 2,566
Collateralized Mortgage Obligations	—	136	—	136
Corporate Bonds & Notes	—	4,929	—	4,929
Foreign Government Obligations	—	5,951	—	5,951
Mortgage Pass-Through	—	260	—	260
U.S. Government Obligations	—	51,827	—	51,827
Short-Term Investments
Certificates Of Deposit	—	600	—	600
Repurchase Agreements	—	9,601	—	9,601
Total Investments in Securities	$ —	$75,870	$—	$75,870
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 184	$—	$ 184
Futures Contracts	113	—	—	113
Purchased Options	14	96	—	110
Swap Agreements	—	1,799	—	1,799
Total Financial Derivative Instruments - Assets	$127	$ 2,079	$—	$ 2,206
14

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (664)	$—	$ (664)
Futures Contracts	(114)	—	—	(114)
Swap Agreements	—	(533)	—	(533)
Written Options	(22)	(18)	—	(40)
Total Financial Derivative Instruments-Liabilities	$(136)	$ (1,215)	$—	$ (1,351)
Total Investments	$ (9)	$76,734	$—	$76,725
There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$1,588	$ (455)
Credit Contracts	18	(28)
Foreign Exchange Contracts	184	(666)
Interest Rate Contracts	416	(202)
Total	$2,206	$(1,351)
15

Harbor Commodity Real Return Strategy Fund
Consolidated Portfolio of Investments—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2017.
2	Variable rate security, the stated rate represents the rate in effect at July 31, 2017.
3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $1,717,000 or 3% of net assets.
4	CLO after the name of a security stands for Collateralized Loan Obligation.
5	MTN after the name of a security stands for Medium Term Note.
6	Perpetuity bond, the maturity date represents the next callable date.
7	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
8	Zero coupon bond.
9	At July 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $272,000 or 1% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
j	Amount represents Index Value.
ARG$	Argentine Peso
AUD$	Australian Dollar
R$	Brazilian Real
£	British Pound
COL$	Colombian Peso
DKK$	Denmark Krone
€	Euro
₹	Indian Rupee
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
RUS$	Russian Ruble
The accompanying notes are an integral part of the Portfolio of Investments.
16

Harbor Strategic Markets Funds
Notes to Portfolio of Investments— July 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 31 separate portfolios. The portfolio covered by this report include Harbor Commodity Real Return Strategy Fund (referred to as the “Fund”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.
The Fund currently may offer up to two classes of shares, designated as Institutional Class and Administrative Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
The Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Harbor Funds’ valuation procedures permit the Fund to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by the Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many
17

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or the Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, the Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
The Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from market quotations, official
18

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of the Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include the Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of the Fund’s Portfolio of Investments schedule.
The Fund used observable inputs in its valuation methodologies whenever they were available and deemed reliable.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, the Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, the Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the period, the Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration
19

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, the Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of the Fund’s other assets. Although the Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, the Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. The Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery arrangement. Sale proceeds are not received until the contractual settlement date. The Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by the Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of the Fund’s net asset value starting on the date of the agreement to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When the Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in the Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.
The Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into. The Fund also may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. The Fund may realize a capital gain or loss in connection with these transactions. When the Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, the Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, the Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum
20

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
credit quality requirements are those applicable to the Fund’s purchase of securities such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. The Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by the Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, the Fund entered into such financing transactions referred to as sale-buybacks.
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. To cover its obligations under sale-buyback transactions, the Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by the Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended July 31, 2017 was $29,210,000 at a weighted average interest rate of 0.932% for the Fund.
A table that includes the remaining maturity period for outstanding sale-buyback transactions and the type of investment collateral pledged can be found within the Fund’s Portfolio of Investments schedule.
Short Sales
During the period, the Fund engaged in short-selling, which obligates the Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until the Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
21

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, the Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease the Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that the Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, the Fund may be required to continue making daily cash payments to maintain its required margin. If the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, the Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, the Fund purchased and wrote (sold) option contracts to manage its exposure to the bond markets and to fluctuations in interest rates and currency values. Purchased call options tend to increase the Fund’s exposure to the underlying instrument. Purchased put options tend to decrease the Fund’s exposure to the underlying instrument.
When the Fund purchases an option, it pays a premium. If a purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by the Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by the Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. The Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When the Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that the Fund purchases upon exercise of the option.
The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
22

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. The Fund may write or purchase options on exchange-traded futures contracts in which the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by the Fund as unrealized gains or losses. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
The Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to the Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, the Fund used interest rate swap agreements to manage its exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, the Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Fund used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2017 for the Fund was $400,000.
Total Return Swaps are agreements between counterparties to exchange the return of a given underlying asset, including any income it generates and appreciation in value, in exchange for a set rate, either fixed or variable. During the period, the Fund used total return swap agreements to gain or mitigate exposure to underlying reference assets, securities, or indices.
23

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Under the terms of a total return swap, one counterparty pays out the total return of a specific referenced asset or index and in return receives a regular stream of payments. To the extent the total return of an asset or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, the Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.
When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, the Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, the Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, the Fund used forward currency contracts to manage its exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, the Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, the Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
24

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Master Netting Arrangements
As described in further detail below, the Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended July 31, 2017, the Fund entered into the following Master Netting Arrangements:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties.
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern OTC market traded financial derivative transactions entered into by the Fund and select counterparties.
Basis for Consolidation
Harbor Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for the Fund in order to gain exposure to certain asset classes consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, the Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, attend and vote at general meetings of the Subsidiary, rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As such, the Fund has consolidated its investment in the Subsidiary into its financial statements and eliminated all intercompany accounts and transactions. As of July 31, 2017, the Subsidiary represented approximately $16,302,000 or approximately 17% of the total assets of the Fund.
Treatment of Income from Offshore Subsidiary
Direct investment by a mutual fund in certain commodity-linked securities and derivative instruments is limited under Subchapter M of the Internal Revenue Code by the requirement that a mutual fund receive no more than ten percent (10%) of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company. The Fund seeks to gain exposure to commodity markets indirectly by investing in the Subsidiary, which may invest without limitation in commodity-linked securities and derivative instruments. The Internal Revenue Service has issued proposed regulations that, if finalized, would generally treat the Fund’s income inclusion with respect to the Subsidiary as qualifying income only if there is a is a distribution out of the earnings and profits of the Subsidiary that are attributable to such income inclusion. There can be no assurance that the Internal Revenue Service will not further change its position relating to whether that income derived from the Subsidiary is qualifying income. Furthermore, the tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund’s taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a regulated investment company, which could adversely affect the Fund.
Investment Company Reporting Modernization
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Fund’s current financial statement presentation.
25

Harbor Strategic Markets Funds
Notes to Portfolio of Investments—Continued

NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by the Fund and its respective gross unrealized appreciation and depreciation at July 31, 2017 is as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Commodity Real Return Strategy Fund (Consolidated)*	$75,306	$1,026	$(462)	$564

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
26

Notes

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Chief Compliance Officer,
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles F. McCain
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.SM.0717

Quarterly Schedule of
Portfolio Holdings
July 31, 2017
Fixed Income  Funds

	Institutional Class	Administrative Class	Investor Class	Retirement Class
Harbor Convertible Securities Fund	HACSX	HRCSX	HICSX	HNCVX
Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX	HNHYX
Harbor Bond Fund	HABDX	HRBDX	–	–
Harbor Real Return Fund	HARRX	HRRRX	–	–
Harbor Money Market Fund	HARXX	HRMXX	–	–

Harbor Convertible Securities Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 2.3%)
CONVERTIBLE BONDS—96.5%
Principal Amount		Value
AIR FREIGHT & LOGISTICS—0.6%
	Echo Global Logistics Inc.
$1,607	2.500%—05/01/2020	$ 1,507
AUTOMOBILES—1.7%
	Solarcity Corp.
1,285	1.625%—11/01/2019	1,214
	Tesla Motors Inc.
1,741	1.250%—03/01/2021	1,909
995	2.375%—03/15/2022	1,180
		3,089
		4,303
CONVERTIBLE BONDS—Continued
Principal Amount		Value
BIOTECHNOLOGY—2.3%
	BioMarin Pharmaceutical Inc.
$3,638	1.500%—10/15/2020	$ 4,307
	Ligand Pharmaceuticals Inc.
426	0.750%—08/15/2019	704
	Neurocrine Biosciences Inc.
740	2.250%—05/15/2024[1]	756
		5,767
CAPITAL MARKETS—2.0%
	Ares Capital Corp.
1,500	3.750%—02/01/2022[1]	1,520
3,231	4.375%—01/15/2019	3,336
		4,856
COMMUNICATIONS EQUIPMENT—1.3%
	Ciena Corp.
1,114	3.750%—10/15/2018[1]	1,534
	Finisar Corp.
1,780	0.500%—12/15/2036[1]	1,779
		3,313
CONSTRUCTION & ENGINEERING—1.8%
	Dycom Industries Inc.
1,157	0.750%—09/15/2021	1,359
	Tutor Perini Corp.
1,557	2.875%—06/15/2021	1,789
	Vinci SA
1,200	0.375%—02/16/2022	1,332
		4,480
DIVERSIFIED TELECOMMUNICATION SERVICES—1.3%
	Inmarsat plc
2,800	3.875%—09/09/2023	3,284
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.5%
	OSI Systems Inc.
1,250	1.250%—09/01/2022[1]	1,266
ENERGY EQUIPMENT & SERVICES—1.8%
	Ensco Jersey Finance Ltd.
1,560	3.000%—01/31/2024[1]	1,238
	Nabors Industries Inc.
1,690	0.750%—01/15/2024[1]	1,334
	Weatherford International Ltd.
1,790	5.875%—07/01/2021	1,904
		4,476
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—4.8%
	Colony Starwood Homes
1,053	3.000%—07/01/2019	1,271
1,740	3.500%—01/15/2022[1]	1,884
		3,155
	Empire State Realty OP LP
549	2.625%—08/15/2019[1]	624
	Extra Space Storage LP
3,516	3.125%—10/01/2035[1]	3,815
	National Health Investors Inc.
1,499	3.250%—04/01/2021	1,721
	Spirit Realty Capital Inc.
1,247	2.875%—05/15/2019	1,245

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—Continued
	VEREIT Inc.
$1,198	3.000%—08/01/2018	$ 1,205
		11,765
HEALTH CARE EQUIPMENT & SUPPLIES—2.9%
	Dexcom Inc.
1,260	0.750%—05/15/2022[1]	1,249
	Nuvasive Inc.
2,593	2.250%—03/15/2021	3,251
	Wright Medical Group Inc.
2,404	2.000%—02/15/2020	2,634
		7,134
HEALTH CARE PROVIDERS & SERVICES—1.7%
	Brookdale Senior Living Inc.
1,179	2.750%—06/15/2018	1,178
	Molina Healthcare Inc.
2,356	1.625%—08/15/2044	2,939
		4,117
HEALTH CARE TECHNOLOGY—3.1%
	Allscripts Healthcare Solutions Inc.
3,560	1.250%—07/01/2020	3,587
	Medidata Solutions Inc.
2,984	1.000%—08/01/2018	4,118
		7,705
HOUSEHOLD DURABLES—1.0%
	CalAtlantic Group Inc.
1,295	0.250%—06/01/2019	1,245
988	1.625%—05/15/2018	1,160
		2,405
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—2.1%
	NRG Yield Inc.
3,039	3.250%—06/01/2020[1]	3,037
2,114	3.500%—02/01/2019[1]	2,154
		5,191
INDUSTRIAL CONGLOMERATES—0.9%
	Siemens Financieringsmaatschappij NV
1,750	1.650%—08/16/2019	2,100
INTERNET & DIRECT MARKETING RETAIL—5.8%
	Ctrip.Com International Ltd.
2,737	1.250%—09/15/2022[1]	3,101
959	1.990%—07/01/2025	1,249
		4,350
	Liberty Expedia Holdings Inc.
2,260	1.000%—06/30/2047[1]	2,466
	Priceline Group Inc.
793	0.350%—06/15/2020	1,250
2,592	0.900%—09/15/2021	3,093
		4,343
	Vipshop Holdings Ltd.
3,121	1.500%—03/15/2019	3,139
		14,298
INTERNET SOFTWARE & SERVICES—6.9%
	Akamai Technologies Inc.
909	0.000%—02/15/2019[2]	889
CONVERTIBLE BONDS—Continued
Principal Amount		Value
INTERNET SOFTWARE & SERVICES—Continued
	Envestnet Inc.
$1,249	1.750%—12/15/2019	$ 1,223
	Gogo Inc.
2,004	3.750%—03/01/2020	1,867
	Twitter Inc.
4,055	1.000%—09/15/2021	3,726
	Web.com Group Inc.
3,649	1.000%—08/15/2018	3,628
	Webmd Health Corp.
3,709	2.625%—06/15/2023	3,714
	Zillow Group Inc.
1,796	2.000%—12/01/2021[1]	2,028
		17,075
IT SERVICES—3.0%
	Blackhawk Network Holdings Inc.
3,802	1.500%—01/15/2022[1]	4,284
	Euronet Worldwide Inc.
902	1.500%—10/01/2044	1,245
	Square Inc.
1,375	0.375%—03/01/2022[1]	1,834
		7,363
LIFE SCIENCES TOOLS & SERVICES—1.0%
	Qiagen NV
2,000	0.375%—03/19/2019	2,430
MACHINERY—2.4%
	Chart Industries Inc.
3,155	2.000%—08/01/2018	3,143
	Navistar International Corp.
2,688	4.750%—04/15/2019	2,705
		5,848
MEDIA—5.7%
	Dish Network Corp.
2,250	2.375%—03/15/2024[1]	2,408
1,354	3.375%—08/15/2026[1]	1,689
		4,097
	Liberty Interactive LLC
1,289	1.750%—09/30/2046[1]	1,600
	Liberty Media Corp.
1,360	1.000%—01/30/2023[1]	1,544
1,077	1.375%—10/15/2023	1,364
2,232	2.250%—09/30/2046[1]	2,409
		5,317
	Live Nation Entertainment Inc.
2,634	2.500%—05/15/2019	3,111
		14,125
METALS & MINING—1.5%
	Royal Gold Inc.
3,357	2.875%—06/15/2019	3,735
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—3.5%
	Starwood Property Trust Inc.
4,152	4.375%—04/01/2023	4,227
	Two Harbors Investment Corp.
4,077	6.250%—01/15/2022	4,314
		8,541

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CONVERTIBLE BONDS—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—3.0%
	Chesapeake Energy Corp.
$1,940	5.500%—09/15/2026[1]	$ 1,843
	Oasis Petroleum Inc.
662	2.625%—09/15/2023	651
	PDC Energy Inc.
738	1.125%—09/15/2021	698
	SM Energy Co.
633	1.500%—07/01/2021	591
	Total SA MTN[3]
2,400	0.500%—12/02/2022	2,421
	Whiting Petroleum Corp.
1,485	1.250%—04/01/2020	1,289
		7,493
PHARMACEUTICALS—3.2%
	Jazz Investments I Ltd.
4,415	1.875%—08/15/2021	4,834
	Pacira Pharmaceuticals Inc.
1,230	2.375%—04/01/2022[1]	1,242
	Teva Pharmaceutical Finance Co. LLC
1,715	0.250%—02/01/2026	1,844
		7,920
PROFESSIONAL SERVICES—1.0%
	Huron Consulting Group Inc.
2,730	1.250%—10/01/2019	2,553
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—10.7%
	Advanced Micro Devices Inc.
412	2.125%—09/01/2026	774
	Inphi Corp.
1,198	0.750%—09/01/2021[1]	1,214
	Integrated Device Technology Inc.
2,854	0.875%—11/15/2022	3,036
	Intel Corp.
3,216	3.493%—12/15/2035	4,356
	Lam Research Corp.
708	1.250%—05/15/2018	1,869
	Microchip Technology Inc.
870	1.625%—02/15/2025	1,364
3,280	1.625%—02/15/2027[1]	3,649
		5,013
	Micron Technology Inc.
1,147	3.000%—11/15/2043	1,239
	ON Semiconductor Corp.
3,944	1.000%—12/01/2020	4,260
	Silicon Laboratories Inc.
2,500	1.375%—03/01/2022[1]	2,706
	Teradyne Inc.
1,460	1.250%—12/15/2023[1]	1,853
		26,320
SOFTWARE—14.6%
	Citrix Systems Inc.
3,527	0.500%—04/15/2019	4,204
	FireEye Inc.
2,759	1.000%—06/01/2035	2,614
	Hubspot Inc.
1,196	0.250%—06/01/2022[1]	1,229
	Nice Systems Inc.
1,145	1.250%—01/15/2024[1]	1,236
CONVERTIBLE BONDS—Continued
Principal Amount		Value
SOFTWARE—Continued
	Nuance Communications Inc.
$3,696	1.000%—12/15/2035	$ 3,583
	Proofpoint Inc.
3,146	0.750%—06/15/2020	3,940
	Red Hat Inc.
2,017	0.250%—10/01/2019	2,867
	Rovi Corp.
1,828	0.500%—03/01/2020	1,836
	Salesforce.com Inc.
1,977	0.250%—04/01/2018	2,737
	ServiceNow Inc.
3,155	0.000%—06/01/2022[1,2]	3,305
833	0.000%—11/01/2018[2]	1,269
		4,574
	Verint Systems Inc.
4,371	1.500%—06/01/2021	4,253
	Workday Inc.
2,200	1.500%—07/15/2020	3,055
		36,128
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—1.5%
	Electronics For Imaging Inc.
3,397	0.750%—09/01/2019	3,673
THRIFTS & MORTGAGE FINANCE—0.9%
	Lendingtree Inc.
1,660	0.625%—06/01/2022[1]	2,095
TRANSPORTATION INFRASTRUCTURE—2.0%
	Macquarie Infrastructure Corp.
2,446	2.000%—10/01/2023	2,424
2,193	2.875%—07/15/2019	2,407
		4,831
TOTAL CONVERTIBLE BONDS
(Cost $229,880)		238,097

CORPORATE BONDS & NOTES—1.2%
HEALTH CARE PROVIDERS & SERVICES—1.2%
	Centene Corp.
1,415	5.625%—02/15/2021	1,475
	HCA Inc.
1,253	6.500%—02/15/2020	1,372
TOTAL CORPORATE BONDS & NOTES
(Cost $2,830)		2,847

SHORT-TERM INVESTMENTS—1.8%
(Cost $4,492)
REPURCHASE AGREEMENTS
4,492	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $4,584)	4,492
TOTAL INVESTMENTS—99.5%
(Cost $237,202)		245,436
CASH AND OTHER ASSETS, LESS LIABILITIES—0.5%		1,218
TOTAL NET ASSETS—100.0%		$246,654

Harbor Convertible Securities Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2017 or October 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $65,925,000 or 27% of net assets.
2	Zero coupon bond.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor High-Yield Bond Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash and short-term investments of 2.2%)

BANK LOAN OBLIGATIONS—4.3%
Principal Amount		Value
CHEMICALS—0.3%
	Solenis International LP
	Second-Lien Term Loan
$5,000	7.952% (3 Month USD Libor + 6.750%) 07/31/2022[1]	$ 5,026
COMMERCIAL SERVICES & SUPPLIES—0.8%
	Brand Energy & Infrastructure Services Inc.
9,440	5.507% (1 Month USD Libor + 4.250%) 06/21/2024[1]	9,510
	Granite Acquisition Inc.
	Term Loan B
3,670	5.296% (3 Month USD Libor + 4.000%) 12/17/2021[1]	3,708
	Term Loan C
91	5.296% (3 Month USD Libor + 4.000%) 12/17/2021[1]	92
		3,800
		13,310
ELECTRICAL EQUIPMENT—0.3%
	Cortes Np Acquisition Corp. Term Loan B
5,322	5.234% (1 Month USD Libor + 4.000%) 11/30/2023[1]	5,380
HEALTH CARE PROVIDERS & SERVICES—0.5%
	Parexel International Corporat Unsecured Bridge Loan
7,595	1.000%—07/18/2018	7,595
HOTELS, RESTAURANTS & LEISURE—0.3%
	Amaya Holdings BV
2,694	4.796% (3 Month USD Libor + 3.500%) 08/01/2021[1]	2,710
	Second-Lien Term Loan B
1,307	8.296% (3 Month USD Libor + 7.000%) 08/01/2022[1]	1,324
		4,034
INTERNET SOFTWARE & SERVICES—0.2%
	Ancestry.com Inc.
1,168	4.480% (1 Month USD Libor + 3.250%) 10/19/2023[1]	1,181
1,422	9.480% (1 Month USD Libor + 8.250%) 10/19/2024[1]	1,460
		2,641
OIL, GAS & CONSUMABLE FUELS—0.8%
	California Resources Corporation
	Term Loan
3,050	11.601% (1 Month USD Libor + 10.375%) 12/31/2021[1]	3,284
	Chesapeake Energy Corp.
8,000	8.686% (3 Month USD Libor + 7.500%) 08/23/2021[1]	8,628
	Jonah Energy LLC
670	7.734% (1 Month USD Libor + 6.500%) 05/12/2021[1]	663
		12,575
SOFTWARE—0.3%
	Greeneden U.S. Holdings II LLC Term Loan B
4,030	5.007% (1 Month USD Libor + 3.750%) 12/01/2023[1]	4,062

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

BANK LOAN OBLIGATIONS—Continued
Principal Amount		Value
SPECIALTY RETAIL—0.8%
	Ascena Retail Group Inc.
	Term Loan B
$7,653	5.750% (1 Month USD Libor + 4.500%) 08/21/2022[1]	$ 6,390
	Bass Pro Group LLC
6,150	6.296% (3 Month USD Libor + 5.000%) 12/16/2023[1]	5,998
		12,388
TOTAL BANK LOAN OBLIGATIONS
(Cost $66,498)		67,011

CORPORATE BONDS & NOTES—93.5%
AEROSPACE & DEFENSE—1.9%
	Bombardier Inc.
6,550	6.000%—10/15/2022[2]	6,698
	KLX Inc.
225	5.875%—12/01/2022[2]	237
	Moog Inc.
10,000	5.250%—12/01/2022[2]	10,463
	Orbital ATK Inc.
4,200	5.500%—10/01/2023	4,431
	TransDigm Inc.
7,925	6.500%—07/15/2024-05/15/2025	8,413
		30,242
AIR FREIGHT & LOGISTICS—0.4%
	Park Aerospace Holdings Ltd.
225	5.250%—08/15/2022[2]	230
325	5.500%—02/15/2024[2]	331
		561
	XPO Logistics Inc.
6,000	6.500%—06/15/2022[2]	6,255
		6,816
AUTO COMPONENTS—1.2%
	American Axle & Manufacturing Inc.
1,650	6.250%—04/01/2025[2]	1,648
2,650	6.500%—04/01/2027[2]	2,633
5,000	6.625%—10/15/2022	5,213
		9,494
	American Tire Distributors Inc.
2,700	10.250%—03/01/2022[2]	2,828
	Dana Inc.
520	5.375%—09/15/2021	537
	Goodyear Tire & Rubber Co.
3,155	4.875%—03/15/2027	3,204
	Zf North America Capital Inc.
3,000	4.000%—04/29/2020[2]	3,086
		19,149
BEVERAGES—0.2%
	Cott Holdings Inc.
2,500	5.500%—04/01/2025[2]	2,634
BUILDING PRODUCTS—2.1%
	Building Materials Corp. of America
550	5.375%—11/15/2024[2]	582
	Griffon Corp.
10,000	5.250%—03/01/2022	10,262
	RSI Home Products Inc.
4,000	6.500%—03/15/2023[2]	4,220
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
BUILDING PRODUCTS—Continued
	Standard Industries Inc.
$230	5.125%—02/15/2021[2]	$ 239
5,000	5.500%—02/15/2023[2]	5,288
		5,527
	Summit Materials LLC
1,100	5.125%—06/01/2025[2]	1,133
9,250	6.125%—07/15/2023	9,736
		10,869
	USG Corp.
1,700	4.875%—06/01/2027[2]	1,759
		33,219
CHEMICALS—3.3%
	A Schulman Inc.
5,000	6.875%—06/01/2023	5,250
	Alpha 3 BV / Alpha US BidCo Inc.
2,000	6.250%—02/01/2025[2]	2,070
	Consolidated Energy Finance SA
965	6.750%—10/15/2019[2]	988
3,650	6.875%—06/15/2025[2]	3,841
		4,829
	Koppers Inc.
1,550	6.000%—02/15/2025[2]	1,655
	Nova Chemicals Corp.
2,700	4.875%—06/01/2024[2]	2,720
1,325	5.250%—06/01/2027[2]	1,332
		4,052
	NOVA Chemicals Corp.
3,500	5.250%—08/01/2023[2]	3,618
	Platform Specialty Products Corp.
7,425	6.500%—02/01/2022[2]	7,740
1,150	10.375%—05/01/2021[2]	1,271
		9,011
	PQ Corp.
4,500	6.750%—11/15/2022[2]	4,885
	Trinseo Materials Operating SCA
1,500	6.750%—05/01/2022[2]	1,594
	Tronox Finance LLC
250	6.375%—08/15/2020	252
5,675	7.500%—03/15/2022[2]	5,973
		6,225
	Univar USA Inc.
7,750	6.750%—07/15/2023[2]	8,157
	Venator Materials Corp.
1,685	5.750%—07/15/2025[2]	1,735
		53,081
COMMERCIAL SERVICES & SUPPLIES—2.7%
	Advanced Disposal Services Inc.
4,050	5.625%—11/15/2024[2]	4,212
	Brand Energy & Infrastructure Services Inc.
3,705	8.500%—07/15/2025[2]	3,955
	Carlson Travel Inc.
1,350	6.750%—12/15/2023[2]	1,374
	Clean Harbors Inc.
5,000	5.125%—06/01/2021	5,112

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
COMMERCIAL SERVICES & SUPPLIES—Continued
	Covanta Holding Corp.
$1,025	5.875%—07/01/2025	$ 999
6,900	6.375%—10/01/2022	7,090
		8,089
	Garda World Security Corp.
5,000	7.250%—11/15/2021[2]	5,075
	GFL Environmental Inc.
2,000	5.625%—05/01/2022[2]	2,075
2,300	9.875%—02/01/2021[2]	2,501
		4,576
	GW Honos Security Corp.
1,550	8.750%—05/15/2025[2]	1,655
	Kar Auction Services Inc.
1,590	5.125%—06/01/2025[2]	1,662
	NuStar Logistics LP
2,000	6.750%—02/01/2021	2,190
	RR Donnelley & Sons Co.
4,125	6.000%—04/01/2024	4,032
1,250	6.500%—11/15/2023	1,256
		5,288
		43,188
COMMUNICATIONS EQUIPMENT—0.8%
	Commscope Technologies LLC
570	5.000%—03/15/2027[2]	573
	Hughes Satellite Systems Corp.
1,500	6.500%—06/15/2019	1,620
2,500	6.625%—08/01/2026	2,740
4,250	7.625%—06/15/2021	4,893
		9,253
	Telesat Canada / Telesat LLC
2,000	8.875%—11/15/2024[2]	2,260
		12,086
CONSTRUCTION & ENGINEERING—0.5%
	AECOM
2,650	5.125%—03/15/2027	2,677
5,000	5.750%—10/15/2022	5,262
		7,939
CONSUMER FINANCE—1.9%
	Ally Financial Inc.
800	4.125%—03/30/2020	826
750	4.750%—09/10/2018	773
		1,599
	Navient Corp.
3,125	5.000%—10/26/2020	3,222
1,545	6.500%—06/15/2022	1,651
2,515	6.750%—06/25/2025	2,647
2,000	7.250%—09/25/2023	2,198
		9,718
	Navient Corp. MTN[3]
7,005	7.250%—01/25/2022	7,697
	OneMain Financial Holdings Inc.
2,500	6.750%—12/15/2019[2]	2,627
	Springleaf Finance Corp.
1,500	6.000%—06/01/2020	1,588
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
CONSUMER FINANCE—Continued
$1,725	6.125%—05/15/2022	$ 1,815
4,550	7.750%—10/01/2021	5,119
		8,522
		30,163
CONTAINERS & PACKAGING—2.4%
	Ard Finance SA
4,500	7.125%—09/15/2023	4,845
	Ardagh Packaging Finance plc
4,100	6.000%—06/30/2021-02/15/2025[2]	4,367
	Berry Plastics Corp.
750	5.125%—07/15/2023	785
3,000	5.500%—05/15/2022	3,131
		3,916
	Bway Holding Co.
5,950	5.500%—04/15/2024[2]	6,255
5,825	7.250%—04/15/2025[2]	6,087
		12,342
	Flex Acquisition Co. Inc.
2,950	6.875%—01/15/2025[2]	3,103
	Reynolds Group Issuer Inc.
1,000	5.750%—10/15/2020	1,023
	Signode Industrial Group Lux SA
7,500	6.375%—05/01/2022[2]	7,875
		37,471
DIVERSIFIED CONSUMER SERVICES—0.1%
	Alpine Finance Merger Sub LLC
2,015	6.875%—08/01/2025[2]	2,096
DIVERSIFIED FINANCIAL SERVICES—0.7%
	Aircastle Ltd.
1,350	6.250%—12/01/2019	1,463
	Dae Funding LLC
3,255	4.500%—08/01/2022[2]	3,320
4,070	5.000%—08/01/2024[2]	4,167
		7,487
	Virtu Financial
1,700	6.750%—06/15/2022[2]	1,789
		10,739
DIVERSIFIED TELECOMMUNICATION SERVICES—4.9%
	Altice Financing SA
2,100	7.500%—05/15/2026[2]	2,334
	CenturyLink Inc.
3,000	5.625%—04/01/2020	3,169
2,150	5.800%—03/15/2022	2,241
1,675	7.500%—04/01/2024	1,824
		7,234
	Frontier Communications Corp.
6,060	7.125%—03/15/2019-01/15/2023	5,458
570	7.625%—04/15/2024	467
197	8.500%—04/15/2020	201
3,125	11.000%—09/15/2025	2,867
		8,993
	GCI Inc.
7,000	6.750%—06/01/2021	7,227
2,460	6.875%—04/15/2025	2,688
		9,915

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
DIVERSIFIED TELECOMMUNICATION SERVICES—Continued
	Inmarsat Finance plc
$10,000	4.875%—05/15/2022[2]	$ 10,275
725	6.500%—10/01/2024[2]	785
		11,060
	Intelsat Jackson Holdings SA
3,465	5.500%—08/01/2023	3,006
1,625	7.250%—10/15/2020	1,568
7,185	7.500%—04/01/2021	6,826
		11,400
	Level 3 Communications Inc.
2,100	5.750%—12/01/2022	2,184
	Level 3 Financing Inc.
1,100	6.125%—01/15/2021	1,131
	Telecom Italia Capital SA
625	6.000%—09/30/2034	694
775	6.375%—11/15/2033	882
		1,576
	Telecom Italia SpA
2,875	5.303%—05/30/2024[2]	3,166
	Wind Acquisition Finance SA
10,355	4.750%—07/15/2020[2]	10,497
	Zayo Group LLC
8,000	6.000%—04/01/2023	8,470
		77,960
ELECTRIC UTILITIES—0.5%
	Talen Energy Supply LLC
5,200	6.500%—06/01/2025	3,770
3,800	9.500%—07/15/2022[2]	3,363
		7,133
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS—0.7%
	Anixter Inc.
9,000	5.125%—10/01/2021	9,630
750	5.500%—03/01/2023	807
		10,437
ENERGY EQUIPMENT & SERVICES—1.8%
	Archrock Partners LP
3,000	6.000%—04/01/2021-10/01/2022	2,955
	Hornbeck Offshore Services Inc.
4,500	5.000%—03/01/2021	2,498
	Precision Drilling Corp.
1,405	6.625%—11/15/2020	1,398
	Pride International LLC
1,100	8.500%—06/15/2019	1,177
	SESI LLC
1,900	6.375%—05/01/2019	1,905
	Trinidad Drilling Ltd.
2,375	6.625%—02/15/2025[2]	2,250
	Unit Corp.
4,900	6.625%—05/15/2021	4,863
	Weatherford International Ltd.
3,825	7.750%—06/15/2021	3,935
5,900	8.250%—06/15/2023	6,003
1,000	9.875%—02/15/2024[2]	1,078
		11,016
		28,062
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
	Communications Sales & Leasing Inc.
$1,625	7.125%—12/15/2024[2]	$ 1,593
7,500	8.250%—10/15/2023	7,762
		9,355
	CyrusOne LP
1,555	5.000%—03/15/2024[2]	1,621
440	5.375%—03/15/2027[2]	466
		2,087
	DuPont Fabros Technology LP
2,000	5.875%—09/15/2021	2,074
	FelCor Lodging LP
5,650	5.625%—03/01/2023	5,897
2,315	6.000%—06/01/2025	2,500
		8,397
	GEO Group Inc.
2,650	5.875%—01/15/2022	2,766
	Iron Mountain Inc.
5,000	5.750%—08/15/2024	5,163
	Kennedy-Wilson Inc.
5,000	5.875%—04/01/2024	5,156
	MPT Operating Partnership LP
1,500	6.375%—03/01/2024	1,643
	RHP Hotel Properties LP
3,250	5.000%—04/15/2021	3,335
	Sabra Health Care LP
1,800	5.500%—02/01/2021	1,870
	Uniti GRP
1,750	7.125%—12/15/2024[2]	1,715
		43,561
FOOD & STAPLES RETAILING—1.3%
	Albertsons Cos. LLC
7,700	5.750%—03/15/2025[2]	7,007
2,250	6.625%—06/15/2024[2]	2,120
		9,127
	Nature's Bounty Co.
5,000	7.625%—05/15/2021[2]	5,400
	Rite Aid Corp.
6,870	6.125%—04/01/2023[2]	6,836
		21,363
FOOD PRODUCTS—0.8%
	Darling Ingredients Inc.
1,250	5.375%—01/15/2022	1,305
	Dole Food Co. Inc.
3,725	7.250%—06/15/2025[2]	3,967
	Post Holdings Inc.
7,500	6.000%—12/15/2022[2]	7,959
		13,231
GAS UTILITIES—1.1%
	Amerigas Partners LP
950	5.500%—05/20/2025	964
2,850	5.750%—05/20/2027	2,893
		3,857
	Ferrellgas LP
6,550	6.500%—05/01/2021	6,256
5,500	6.750%—06/15/2023	5,211
		11,467

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
GAS UTILITIES—Continued
	Suburban Propane Partners LP
$1,600	5.875%—03/01/2027	$ 1,588
		16,912
HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
	Alere Inc.
5,600	6.375%—07/01/2023[2]	6,048
	DPX Holdings BV
1,400	7.500%—02/01/2022[2]	1,485
	Hill-Rom Holdings Inc.
1,700	5.000%—02/15/2025[2]	1,755
	Hologic Inc.
4,550	5.250%—07/15/2022[2]	4,823
		14,111
HEALTH CARE PROVIDERS & SERVICES—8.2%
	Acadia Healthcare Co. Inc.
1,000	5.125%—07/01/2022	1,034
5,200	6.500%—03/01/2024	5,603
		6,637
	Air Medical Merger Sub Corp.
5,000	6.375%—05/15/2023[2]	4,825
	AMN Healthcare Inc.
1,000	5.125%—10/01/2024[2]	1,030
	Centene Corp.
5,000	4.750%—01/15/2025	5,225
8,250	5.625%—02/15/2021	8,601
		13,826
	Community Health Systems Inc.
1,000	5.125%—08/01/2021	1,010
5,750	6.250%—03/31/2023	5,908
		6,918
	DaVita HealthCare Partners Inc.
3,000	5.000%—05/01/2025	3,052
	DaVita Inc.
250	5.125%—07/15/2024	257
3,730	5.750%—08/15/2022	3,854
		4,111
	Envision Healthcare Corp.
7,650	5.125%—07/01/2022[2]	7,937
	HCA Holdings Inc.
2,500	6.250%—02/15/2021	2,719
	HCA Inc.
2,600	4.500%—02/15/2027	2,667
4,900	4.750%—05/01/2023	5,170
5,800	5.500%—06/15/2047	6,061
6,050	5.875%—05/01/2023-02/15/2026	6,629
2,350	6.500%—02/15/2020	2,573
		23,100
	inVentiv Group Holdings Inc.
1,200	7.500%—10/01/2024[2]	1,320
	MEDNAX Inc.
625	5.250%—12/01/2023[2]	645
	Molina Healthcare Inc.
4,600	4.875%—06/15/2025[2]	4,692
2,000	5.375%—11/15/2022	2,140
		6,832
	MPH Acquisition Holdings LLC
8,000	7.125%—06/01/2024[2]	8,680
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HEALTH CARE PROVIDERS & SERVICES—Continued
	RegionalCare Hospital Partners Holdings Inc.
$6,400	8.250%—05/01/2023[2]	$ 6,912
	Sterigenics-Nordion Topco LLC
7,025	8.125%—11/01/2021[2]	7,218
	Team Health Holdings Inc.
4,150	6.375%—02/01/2025[2]	4,077
	Tenet Healthcare Corp.
1,000	4.375%—10/01/2021	1,022
5,376	4.625%—07/15/2024[2]	5,363
1,150	7.500%—01/01/2022[2]	1,245
750	8.000%—08/01/2020	763
2,000	8.125%—04/01/2022	2,155
		10,548
	Thc Escrow Corp. III
1,075	5.125%—05/01/2025[2]	1,084
3,575	7.000%—08/01/2025[2]	3,536
		4,620
	Wellcare Health Plans Inc.
4,875	5.250%—04/01/2025	5,180
		130,187
HEALTH CARE TECHNOLOGY—0.2%
	Change Healthcare Holdings LLC
2,875	5.750%—03/01/2025[2]	2,983
HOTELS, RESTAURANTS & LEISURE—2.1%
	Brinker International Inc.
2,500	3.875%—05/15/2023	2,428
	Burger King Worldwide Inc.
1,650	6.000%—04/01/2022[2]	1,707
	ESH Hospitality Inc.
4,050	5.250%—05/01/2025[2]	4,242
	Melco Resorts Finance Ltd.
3,525	4.875%—06/06/2025[2]	3,508
	Pinnacle Entertainment Inc.
1,750	5.625%—05/01/2024[2]	1,820
	Scientific Games International Inc.
850	6.250%—09/01/2020	867
3,000	6.625%—05/15/2021	3,105
		3,972
	SIX Flags Entertainment Corp.
2,110	4.875%—07/31/2024[2]	2,152
	Station Casinos LLC
1,725	7.500%—03/01/2021	1,803
	Viking Cruises Ltd.
11,650	8.500%—10/15/2022[2]	12,262
		33,894
HOUSEHOLD DURABLES—2.0%
	Calatlantic Group Inc.
1,075	5.000%—06/15/2027	1,094
475	5.250%—06/01/2026	494
400	5.875%—11/15/2024	436
1,270	8.375%—05/15/2018	1,332
		3,356
	Energizer Holdings Inc.
4,000	5.500%—06/15/2025[2]	4,220
	Kronos Acquisition Holdings Inc.
6,050	9.000%—08/15/2023[2]	6,096

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
HOUSEHOLD DURABLES—Continued
	Lennar Corp.
$500	4.125%—12/01/2018	$ 512
6,410	4.500%—11/15/2019-04/30/2024	6,677
		7,189
	M/I Homes Inc.
1,205	5.625%—08/01/2025[2]	1,205
	Shea Homes LP
6,000	5.875%—04/01/2023[2]	6,210
	Tri Pointe Group Inc.
1,400	4.875%—07/01/2021	1,474
2,125	5.250%—06/01/2027	2,142
		3,616
		31,892
HOUSEHOLD PRODUCTS—0.8%
	First Quality Finance Co. Inc.
12,000	4.625%—05/15/2021[2]	12,270
INDEPENDENT POWER & RENEWABLE ELECTRICITY PRODUCERS—1.8%
	AES Corp.
4,500	5.500%—04/15/2025	4,736
300	6.000%—05/15/2026	324
		5,060
	Calpine Corp.
1,900	5.500%—02/01/2024	1,789
7,400	5.750%—01/15/2025	6,919
		8,708
	Dynegy Inc.
4,750	7.375%—11/01/2022	4,827
3,175	8.000%—01/15/2025[2]	3,159
		7,986
	NRG Energy Inc.
5,600	6.250%—07/15/2022-05/01/2024	5,839
1,475	6.625%—01/15/2027	1,523
		7,362
		29,116
INSURANCE—0.8%
	AssuredPartners Inc.
2,205	7.000%—08/15/2025[2]	2,227
	Nfp Corp.
5,100	6.875%—07/15/2025[2]	5,201
	Usis Merger Sub Inc.
4,375	6.875%—05/01/2025[2]	4,539
		11,967
INTERNET SOFTWARE & SERVICES—0.4%
	Equinix Inc.
3,325	5.375%—05/15/2027	3,603
	j2 Cloud Services LLC
1,650	6.000%—07/15/2025[2]	1,726
	Verisign Inc.
1,575	4.750%—07/15/2027[2]	1,607
		6,936
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
IT SERVICES—1.3%
	Alliance Data Systems Corp.
$3,200	5.375%—08/01/2022[2]	$ 3,256
2,600	6.375%—04/01/2020[2]	2,649
		5,905
	Alliance Data Systems Corp. MTN[3]
3,175	5.875%—11/01/2021[2]	3,310
	First Data Corp.
1,500	5.375%—08/15/2023[2]	1,573
1,850	5.750%—01/15/2024[2]	1,961
		3,534
	WEX Inc.
8,005	4.750%—02/01/2023[2]	8,085
		20,834
LEISURE PRODUCTS—0.1%
	Vista Outdoor Inc.
1,500	5.875%—10/01/2023	1,545
LIFE SCIENCES TOOLS & SERVICES—0.8%
	Eagle Holding Co. II LLC
3,000	7.625%—05/15/2022[2]	3,127
	Jaguar Holding Co. II
6,000	6.375%—08/01/2023[2]	6,390
	Quintiles IMS Inc.
495	5.000%—10/15/2026[2]	520
	Quintiles Transnational Corp.
2,350	4.875%—05/15/2023[2]	2,450
		12,487
MACHINERY—0.1%
	CNH Industrial Capital LLC
150	4.375%—04/05/2022	158
	EnPro Industries Inc.
1,925	5.875%—09/15/2022[2]	2,019
		2,177
MEDIA—13.5%
	Altice Luxembourg SA
3,800	7.750%—05/15/2022[2]	4,042
	AMC Networks Inc.
2,990	4.750%—08/01/2025	3,024
	Block Communications Inc.
2,550	6.875%—02/15/2025[2]	2,773
	Cable One Inc.
2,885	5.750%—06/15/2022[2]	3,036
	Cablevision Systems Corp.
5,000	5.875%—09/15/2022	5,294
8,850	8.000%—04/15/2020	9,943
		15,237
	CBS Radio Inc.
1,750	7.250%—11/01/2024[2]	1,853
	CCO Holdings LLC
8,200	5.125%—05/01/2023-05/01/2027[2]	8,549
5,250	5.250%—03/15/2021-09/30/2022	5,426
3,500	5.875%—04/01/2024[2]	3,768
		17,743
	Cequel Communications Holdings I LLC
6,000	5.125%—12/15/2021[2]	6,163
6,000	6.375%—09/15/2020[2]	6,120
		12,283

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Clear Channel Worldwide Holdings Inc.
$5,700	7.625%—03/15/2020	$ 5,757
	CSC Holdings LLC
1,250	5.250%—06/01/2024	1,301
630	10.875%—10/15/2025[2]	788
		2,089
	DISH DBS Corp.
4,150	5.000%—03/15/2023	4,315
7,000	5.875%—11/15/2024	7,621
3,325	6.750%—06/01/2021	3,678
		15,614
	Gray Television Inc.
1,825	5.125%—10/15/2024[2]	1,873
	LSC Communications Inc.
215	8.750%—10/15/2023[2]	227
	MDC Partners Inc.
6,075	6.500%—05/01/2024[2]	6,136
	Mediacom Broadband LLC
2,800	5.500%—04/15/2021	2,880
2,000	6.375%—04/01/2023	2,105
		4,985
	Midcontinent Finance Corp.
4,925	6.875%—08/15/2023[2]	5,363
	Nexstar Broadcasting Inc.
5,000	6.125%—02/15/2022[2]	5,250
	Nexstar Escrow Corp.
1,700	5.625%—08/01/2024[2]	1,762
	Outfront Media Capital LLC
1,400	5.875%—03/15/2025	1,473
	Radiate Holdco LLC / Radiate Finance Inc.
5,300	6.625%—02/15/2025[2]	5,320
	SFR Group SA
11,050	6.000%—05/15/2022[2]	11,575
200	6.250%—05/15/2024[2]	212
4,250	7.375%—05/01/2026[2]	4,616
		16,403
	Sinclair Television Group Inc.
2,000	5.125%—02/15/2027[2]	1,990
4,000	6.125%—10/01/2022	4,160
		6,150
	Sirius XM Radio Inc.
6,000	6.000%—07/15/2024[2]	6,487
	Time Inc.
8,000	5.750%—04/15/2022[2]	8,340
	Townsquare Media Inc.
5,000	6.500%—04/01/2023[2]	5,056
	Tribune Media Co.
11,300	5.875%—07/15/2022	11,907
	Univision Communications Inc.
7,000	5.125%—02/15/2025[2]	7,035
9,108	6.750%—09/15/2022[2]	9,484
		16,519
	UPCB Finance IV Ltd.
11,000	5.375%—01/15/2025[2]	11,523
	Virgin Media Finance plc
3,000	6.000%—10/15/2024[2]	3,186
	Virgin Media Secured Finance plc
1,070	5.500%—08/15/2026[2]	1,137
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MEDIA—Continued
	Wavedivision Escrow LLC
$1,050	8.125%—09/01/2020[2]	$ 1,087
	WMG Acquisition Corp.
1,700	5.625%—04/15/2022[2]	1,774
5,000	6.750%—04/15/2022[2]	5,263
		7,037
	Ziggo Bond Finance BV
4,000	5.875%—01/15/2025[2]	4,160
		214,832
METALS & MINING—4.5%
	AK Steel Corp.
2,050	7.000%—03/15/2027	2,155
	Alcoa Nederland Holding BV
2,000	6.750%—09/30/2024[2]	2,215
975	7.000%—09/30/2026[2]	1,090
		3,305
	Alliance Resource Operating Partners
2,825	7.500%—05/01/2025[2]	2,994
	Anglo American Capital plc
450	4.450%—09/27/2020[2]	474
2,550	4.750%—04/10/2027[2]	2,725
2,650	9.375%—04/08/2019[2]	2,974
		6,173
	BlueScope Steel Finance Ltd.
3,000	6.500%—05/15/2021[2]	3,172
	Commercial Metals Co.
1,070	5.375%—07/15/2027	1,118
	Constellium NV
7,500	5.750%—05/15/2024[2]	7,313
6,525	6.625%—03/01/2025[2]	6,541
		13,854
	Fmg Resources August 2006 Pty Ltd.
1,875	4.750%—05/15/2022[2]	1,934
3,075	5.125%—05/15/2024[2]	3,209
3,985	9.750%—03/01/2022[2]	4,538
		9,681
	Freeport-McMoRan Inc.
5,000	3.875%—03/15/2023	4,869
	Grinding Media Inc.
3,375	7.375%—12/15/2023[2]	3,645
	Hudbay Minerals Inc.
1,600	7.250%—01/15/2023[2]	1,742
700	7.625%—01/15/2025[2]	772
		2,514
	Kinross Gold Corp.
1,075	4.500%—07/15/2027[2]	1,074
	Novelis Corp.
1,120	5.875%—09/30/2026[2]	1,182
3,105	6.250%—08/15/2024[2]	3,330
		4,512
	SunCoke Energy Partners LP
2,975	7.500%—06/15/2025[2]	3,079
	Teck Resources Ltd.
8,641	4.750%—01/15/2022	9,134
		71,279

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Starwood Property Trust Inc.
$1,625	5.000%—12/15/2021	$ 1,698
OIL, GAS & CONSUMABLE FUELS—10.0%
	Ascent Resources Utica Holdings LLC
1,950	10.000%—04/01/2022[2]	2,008
	Baytex Energy Corp.
550	5.125%—06/01/2021[2]	505
6,025	5.625%—06/01/2024[2]	5,302
		5,807
	Cheniere Corpus Christi Holdings LLC
3,850	5.125%—06/30/2027[2]	4,019
3,910	5.875%—03/31/2025	4,252
		8,271
	Chesapeake Energy Corp.
3,192	8.000%—12/15/2022[2]	3,395
	Continental Resources Inc.
2,010	4.500%—04/15/2023	1,965
	Crestwood Midstream Partners LP
1,050	5.750%—04/01/2025	1,058
	CrownRock Finance Inc.
1,600	7.125%—04/15/2021[2]	1,654
500	7.750%—02/15/2023[2]	535
		2,189
	Denbury Resources Inc.
4,900	5.500%—05/01/2022	2,670
4,450	9.000%—05/15/2021[2]	4,261
		6,931
	Energy Transfer Equity LP
1,000	7.500%—10/15/2020	1,135
	Extraction Oil & Gas Holdings LLC
1,665	7.375%—05/15/2024[2]	1,721
1,515	7.875%—07/15/2021[2]	1,589
		3,310
	Genesis Energy LP
2,050	5.750%—02/15/2021	2,081
750	6.000%—05/15/2023	746
4,500	6.750%—08/01/2022	4,590
		7,417
	Global Partners LP
1,450	7.000%—06/15/2023	1,472
	Gulfport Energy Corp.
1,500	6.000%—10/15/2024[2]	1,492
	Jupiter Resources Inc.
3,500	8.500%—10/01/2022[2]	2,502
	Murphy Oil Corp.
7,500	4.700%—12/01/2022	7,387
	NGL Energy Partners LP
3,000	5.125%—07/15/2019	2,989
4,900	6.875%—10/15/2021	4,875
6,400	7.500%—11/01/2023[2]	6,208
		14,072
	Ngpl Pipeco LLC
555	4.375%—08/15/2022[2]	572
2,085	4.875%—08/15/2027[2]	2,153
		2,725
	Oasis Petroleum Inc.
6,595	6.875%—03/15/2022-01/15/2023	6,518
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
OIL, GAS & CONSUMABLE FUELS—Continued
	Peabody Securities Finance Corp.
$1,625	6.375%—03/31/2025[2]	$ 1,647
	QEP Resources Inc.
500	6.875%—03/01/2021	526
	Range Resources Corp.
7,000	5.875%—07/01/2022[2]	7,184
	Rockies Express Pipeline LLC
2,830	6.000%—01/15/2019[2]	2,961
	Rose Rock Midstream LP
8,000	5.625%—07/15/2022-11/15/2023	7,923
	Sanchez Energy Corp.
200	6.125%—01/15/2023	165
8,650	7.750%—06/15/2021	7,871
		8,036
	Semgroup Corp.
3,050	6.375%—03/15/2025[2]	3,035
	SM Energy Co.
350	6.125%—11/15/2022	345
	Summit Midstream Holdings LLC
2,150	5.750%—04/15/2025	2,188
	Sunoco LP
6,500	6.250%—04/15/2021	6,809
	Tallgrass Energy Finance Corp.
6,000	5.500%—09/15/2024[2]	6,172
	Tesoro Logistics LP
5,000	5.500%—10/15/2019	5,281
	Ultra Resources Inc.
575	6.875%—04/15/2022[2]	593
875	7.125%—04/15/2025[2]	893
		1,486
	Whiting Petroleum Corp.
6,875	5.000%—03/15/2019	6,841
6,083	5.750%—03/15/2021	5,794
1,200	6.250%—04/01/2023	1,134
		13,769
	Wildhorse Resource Development Corp.
2,200	6.875%—02/01/2025[2]	2,162
	WPX Energy Inc.
7,950	8.250%—08/01/2023	8,785
		157,963
PAPER & FOREST PRODUCTS—0.8%
	Cascades Inc.
8,025	5.500%—07/15/2022[2]	8,346
4,050	5.750%—07/15/2023[2]	4,232
		12,578
PHARMACEUTICALS—1.9%
	Endo Finance LLC
2,500	5.375%—01/15/2023[2]	2,150
500	7.250%—01/15/2022[2]	495
		2,645
	Mallinckrodt International Finance SA
2,000	4.750%—04/15/2023	1,780
2,540	5.625%—10/15/2023[2]	2,445
800	5.750%—08/01/2022[2]	785
		5,010
	Prestige Brands Inc.
3,650	5.375%—12/15/2021[2]	3,769

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
PHARMACEUTICALS—Continued
	Valeant Pharmaceuticals International Inc.
$1,200	5.375%—03/15/2020[2]	$ 1,168
2,650	5.625%—12/01/2021[2]	2,412
5,500	6.375%—10/15/2020[2]	5,376
1,775	6.500%—03/15/2022[2]	1,877
190	6.750%—08/15/2018[2]	190
3,650	7.000%—10/01/2020[2]	3,623
4,425	7.500%—07/15/2021[2]	4,314
		18,960
		30,384
PROFESSIONAL SERVICES—1.2%
	Camelot Finance SA
8,565	7.875%—10/15/2024[2]	9,336
	Nielsen Co. Luxembourg Sarl
1,625	5.500%—10/01/2021[2]	1,682
	Nielsen Finance LLC.
1,500	4.500%—10/01/2020	1,523
1,850	5.000%—04/15/2022[2]	1,912
		3,435
	Tempo Acquisition LLC
4,125	6.750%—06/01/2025[2]	4,290
		18,743
REAL ESTATE MANAGEMENT & DEVELOPMENT—0.4%
	Realogy Group LLC
5,500	5.250%—12/01/2021[2]	5,761
ROAD & RAIL—1.1%
	Avis Budget Car Rental LLC
2,000	5.125%—06/01/2022[2]	2,002
1,000	5.250%—03/15/2025[2]	978
1,000	5.500%—04/01/2023	1,009
		3,989
	Herc Rentals Inc.
2,632	7.500%—06/01/2022[2]	2,862
5,044	7.750%—06/01/2024[2]	5,498
		8,360
	Hertz Corp.
1,300	5.875%—10/15/2020	1,229
4,475	7.625%—06/01/2022[2]	4,441
		5,670
		18,019
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
2,850	7.000%—07/01/2024	3,071
2,300	7.500%—08/15/2022	2,599
		5,670
	Micron Technology Inc.
3,500	5.250%—01/15/2024[2]	3,665
125	5.500%—02/01/2025	133
		3,798
		9,468
SOFTWARE—1.3%
	Cdk Global Inc.
500	3.800%—10/15/2019	518
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
SOFTWARE—Continued
	Infor Software Parent LLC
$7,800	7.125%—05/01/2021[2]	$ 8,112
	Infor US Inc.
3,500	6.500%—05/15/2022	3,662
	Informatica LLC
1,530	7.125%—07/15/2023[2]	1,566
	Nuance Communications Inc.
28	5.375%—08/15/2020[2]	29
2,275	5.625%—12/15/2026[2]	2,434
3,000	6.000%—07/01/2024	3,221
		5,684
	Symantec Corp.
1,000	5.000%—04/15/2025[2]	1,050
		20,592
SPECIALTY RETAIL—1.2%
	Asbury Automotive Group Inc.
200	6.000%—12/15/2024	206
	Lithia Motors Inc.
995	5.250%—08/01/2025[2]	1,027
	Penske Automotive Group Inc.
4,000	5.750%—10/01/2022	4,150
	PetSmart Inc.
4,625	5.875%—06/01/2025[2]	4,466
10,250	7.125%—03/15/2023[2]	9,289
		13,755
		19,138
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS—0.4%
	Diamond 1 Finance Corp.
500	5.875%—06/15/2021[2]	526
	NCR Corp.
3,500	5.875%—12/15/2021	3,662
900	6.375%—12/15/2023	963
		4,625
	Seagate HDD Cayman
2,000	4.875%—03/01/2024[2]	1,975
		7,126
TEXTILES, APPAREL & LUXURY GOODS—0.1%
	Hanesbrands Inc.
1,175	4.625%—05/15/2024[2]	1,206
THRIFTS & MORTGAGE FINANCE—1.2%
	Nationstar Mortgage LLC
4,750	6.500%—08/01/2018-07/01/2021	4,862
747	7.875%—10/01/2020	767
		5,629
	Quicken Loans Inc.
13,000	5.750%—05/01/2025[2]	13,666
		19,295
TRADING COMPANIES & DISTRIBUTORS—0.9%
	CD&R Waterworks Merger Sub LLC
1,835	6.125%—08/15/2025[2]	1,876
	H&E Equipment Services Inc.
1,500	7.000%—09/01/2022	1,560
	United Rentals North America Inc.
995	4.875%—01/15/2028	1,000
1,325	5.500%—05/15/2027	1,401
3,950	5.750%—11/15/2024	4,212

Harbor High-Yield Bond Fund
Portfolio of Investments—Continued

Value, Cost, and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
TRADING COMPANIES & DISTRIBUTORS—Continued
$4,000	6.125%—06/15/2023	$ 4,195
255	7.625%—04/15/2022	267
		11,075
		14,511
WIRELESS TELECOMMUNICATION SERVICES—2.8%
	Sprint Capital Corp.
1,500	6.875%—11/15/2028	1,639
	Sprint Communications Inc.
10,475	6.000%—11/15/2022	11,077
2,250	7.000%—08/15/2020	2,464
1,050	9.000%—11/15/2018[2]	1,138
		14,679
	Sprint Corp.
6,125	7.125%—06/15/2024	6,730
4,250	7.250%—09/15/2021	4,707
2,975	7.625%—02/15/2025	3,362
2,375	7.875%—09/15/2023	2,701
		17,500
	T-Mobile USA Inc.
600	4.000%—04/15/2022	627
850	5.125%—04/15/2025	903
850	5.375%—04/15/2027	920
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
WIRELESS TELECOMMUNICATION SERVICES—Continued
$1,000	6.000%—03/01/2023	$ 1,061
300	6.125%—01/15/2022	315
5,500	6.500%—01/15/2024-01/15/2026	6,079
		9,905
		43,723
TOTAL CORPORATE BONDS & NOTES
(Cost $1,429,883)		1,484,197

SHORT-TERM INVESTMENTS—2.5%
(Cost $40,446)
REPURCHASE AGREEMENTS
40,446	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $41,256)	40,446
TOTAL INVESTMENTS—100.3%
(Cost $1,536,827)		1,591,654
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(4,268)
TOTAL NET ASSETS—100.0%		$1,587,386

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2017 or October 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security, the stated rate represents the rate in effect at July 31, 2017.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $816,935,000 or 52% of net assets.
3	MTN after the name of a security stands for Medium Term Note.
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Bond Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -30.6%)
ASSET-BACKED SECURITIES—8.4%
Principal Amount		Value
	Allegro CLO I Ltd.[1]
	Series 2013 Cl. 1A
$6,500	2.531% (3 Month USD Libor + 1.220%) 01/30/2026[3,5]	$ 6,527
	Apidos CLO XVIII[1]
	Series 2014 Cl. 18A
4,000	2.433% (3 Month USD Libor + 1.120%) 07/22/2026[3,5]	4,003
	Argent Securities Inc.
	Series 2006-W4 Cl. A2C
6,811	1.392% (1 Month USD Libor + 0.160%) 05/25/2036[5]	2,400
	Series 2005-W2 Cl. A2C
3,013	1.592% (1 Month USD Libor + 0.360%) 10/25/2035[5]	3,013
	Series 2004-W11 Cl. M3
939	2.357% (1 Month USD Libor + 0.750%) 11/25/2034[5]	918
		6,331
	Asset Backed Securities Corp. Home Equity Loan Trust
	Series 2003-HE4 Cl. M1
6,243	2.471% (1 Month USD Libor + 0.830%) 08/15/2033[5]	6,196
	Cent CLO 21 Ltd.[1]
	Series 2014 Cl. A1BR
5,700	2.527% (3 Month USD Libor + 1.210%) 07/27/2026[3,5]	5,716
	Countrywide Asset-Backed Certificates
	Series 2006-21 Cl. 2A3
2,638	1.382% (1 Month USD Libor + 0.150%) 05/25/2037[5]	2,568
	Series 2006-ABC1 Cl. A3
4,743	1.472% (1 Month USD Libor + 0.240%) 05/25/2036[5]	2,522
	Series 2006-2 Cl. M1
1,200	1.632 (1 Month USD Libor + 0.400%) 06/25/2036[5]	1,175
	Series 2001-BC3 Cl. A
178	1.712% (1 Month USD Libor + 0.240%) 12/25/2031[5]	143
		6,408
	First Franklin Mortgage Loan Trust
	Series 2006-FF10 Cl. A4
711	1.382% (1 Month USD Libor + 0.150%) 07/25/2036[5]	708
	Flagship VII Ltd.
	Series 2013 Cl. 7A
4,600	2.427% (3 Month USD Libor + 1.120%) 01/20/2026[3,5]	4,603
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Ford Credit Auto Lease Trust
	Series 2017-A Cl. A2B
$4,600	1.366% (1 Month USD Libor + 0.140%) 11/15/2019[5]	$ 4,601
	Series 2017-A Cl. A2A
3,300	1.560%—11/15/2019	3,302
		7,903
	Fortress Credit BSL II Ltd.
	Series 2013-2A Cl. A1FR
6,800	2.456% (3 Month USD Libor + 1.150%) 10/19/2025[3,5]	6,816
	GM Financial Consumer Automobiles Receivables Trust
	Series 2017-1A Cl. A2A
5,500	1.850%—03/16/2020[3]	5,500
	GSAA Trust
	Series 2006-20 Cl. 1A2
5,276	1.412% (1 Month USD Libor + 0.180) 12/25/2046[5]	3,085
	Series 2007-9 Cl. A1A
2,182	6.000%—08/25/2047	2,033
		5,118
	GSAMP Trust
	Series 2007-FM1 Cl. 2A2
125	1.302% (1 Month USD Libor + 0.070%) 12/25/2036[5]	68
	Home Equity Asset Trust
	Series 2005-2 Cl. M4
3,679	2.282% (1 Month USD Libor + 0.700%) 07/25/2035[5]	3,703
	HSI Asset Securitization Corp. Trust
	Series 2006-HE2 Cl. 2A3
5,754	1.402% (1 Month USD Libor + 0.170%) 12/25/2036[5]	2,466
	IXIS Real Estate Capital Trust
	Series 2005-HE1 Cl. M4
3,561	2.282% (1 Month USD Libor + 1.050%) 06/25/2035[5]	3,342
	JPMorgan Mortgage Acquisition Corp.
	Series 2006-HE1 Cl.A4
4,669	1.522% (1 Month USD Libor + 0.290%) 01/25/2036[5]	4,519
	JPMorgan Mortgage Acquisition Trust
	Series 2007-HE1 Cl. AF3
1,099	6.174%—03/25/2047[4]	820
	Kitty Hawk CLO LLC[1]
	Series 2015 Cl. 1A
4,000	2.514% (3 Month USD Libor + 1.210%) 04/15/2027[3,5]	4,010
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
6,307	1.472% (1 Month USD Libor + 0.240%) 06/25/2036[5]	3,628
	Mid-State Trust
	Series 2004-1 Cl. A
1,387	6.005%—08/15/2037	1,511
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A1
2,290	1.362% (1 Month USD Libor + 0.130%) 10/25/2036[5]	1,875
	Series 2007-HE1 Cl. A2C
2,475	1.382% (1 Month USD Libor + 0.150%) 11/25/2036[5]	1,605
		3,480

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Morgan Stanley Dean Witter Capital I
	Series 2002-HE1 Cl. M1
$1,514	2.132% (1 Month USD Libor + 0.600%) 07/25/2032[5]	$ 1,521
	Navient Student Loan Trust
	Series 2017-3A Cl. A1
6,192	1.532% (1 Month USD Libor + 0.300%) 07/26/2066[3,5]	6,194
	Novastar Mortgage Funding Trust
	Series 2007-2 Cl. A2C
6,105	1.412% (1 Month USD Libor + 0.180%) 09/25/2037[5]	3,990
	Option One Mortgage Loan Trust
	Series 2007-6 Cl. 2A4
5,103	1.482% (1 Month USD Libor + 0.250%) 07/25/2037[5]	3,312
	OZLM Funding V Ltd.
	Series 2013 Cl. 5A
5,700	2.434% (3 Month USD Libor + 1.130%) 01/17/2026[3,5]	5,713
	Park Place Securities Inc.
	Series 2005-WCW3 Cl. M1
8,828	1.712% (1 Month USD Libor + 0.480%) 08/25/2035[5]	8,807
	People's Financial Realty Mortgage Securities Trust
	Series 2006-1 Cl. 1A2
4,930	1.362% (1 Month USD Libor + 0.130%) 09/25/2036[5]	1,530
	RAMP Trust
	Series 2004-RS8 Cl. MII1
913	2.132% (1 Month USD Libor + 0.600%) 08/25/2034[5]	894
	RASC Trust
	Series 2005-EMX3 Cl. M5
3,400	1.882% (1 Month USD Libor + 0.650%) 09/25/2035[5]	2,858
	Securitized Asset Backed Receivables LLC Trust
	Series 2005-FR5 Cl. M1
14,918	1.892% (1 Month USD Libor + 0.440%) 08/25/2035[5]	9,668
	SG Mortgage Securities Trust
	Series 2006-OPT2 Cl. A3D
6,900	1.442% (1 Month USD Libor + 0.210%) 10/25/2036[5]	4,610
	Small Business Administration Participation Certificates
	Series 2003-20I Cl. 1
81	5.130%—09/01/2023	86
	Series 2009-20A Cl. 1
2,942	5.720%—01/01/2029	3,242
	Series 2008-20H Cl. 1
6,653	6.020%—08/01/2028	7,353
	Series 2001-20A Cl. 1
80	6.290%—01/01/2021	84
		10,765
	Soundview Home Loan Trust
	Series 2006-WF2 Cl. A1
1,645	1.362% (1 Month USD Libor + 0.130%) 12/25/2036[5]	1,638
	Specialty Underwriting & Residential Finance Trust
	Series 2006-BC4 Cl. A2B
3,344	1.342% (1 Month USD Libor + 0.110%) 09/25/2037[5]	1,561
ASSET-BACKED SECURITIES—Continued
Principal Amount		Value
	Structured Asset Securities Co.
	Series 2007-MN1A Cl. A1
$25,070	1.462% (1 Month USD Libor + 0.230%) 01/25/2037[3,5]	$ 16,756
	Telos CLO Ltd.[1]
	Series 2014 Cl. 6A
4,500	2.574% (3 Month USD Libor + 1.270%) 01/17/2027[3,5]	4,507
	Venture XVI CLO Ltd.[1]
	Series 2014 Cl. 16A
6,800	2.424% (3 Month USD Libor + 1.120%) 04/15/2026[3,5]	6,808
	Volt LXI LLC
	Series 2017-NPL8 Cl. A1
6,786	3.125%—06/25/2047[3,4]	6,802
TOTAL ASSET-BACKED SECURITIES
(Cost $183,353)		191,310

COLLATERALIZED MORTGAGE OBLIGATIONS—8.3%
	Adjustable Rate Mortgage Trust
	Series 2006-3 Cl. 4A2
3,524	1.352% (1 Month USD Libor + 0.120%) 08/25/2036[5]	2,139
	Alba plc
	Series 2007-1 Cl. A3
£3,153	0.467% (3 Month GBP Libor + 0.170%) 03/17/2039[5]	3,999
	Arbor Realty Commercial Real Estate Notes Ltd.
	Series 2017-FL1 Cl. A
$6,800	2.526% (3 Month USD Libor + 1.300%) 04/15/2027[3,5]	6,797
	Banc of America Funding Corp.
	Series 2007-C Cl. 7A5
1,528	1.528% (1 Month USD Libor + 0.300%) 05/20/2047[5]	1,352
	Banc of America Merrill Lynch Commercial Mortgage Securities Trust
	Series 2016-ASHF Cl. A
7,000	3.059% (1 Month USD Libor + 1.900%) 12/15/2033[3,5]	7,045
	BCAP LLC Trust
	Series 2007-AA2 Cl. 12A1
9,851	1.442% (1 Month USD Libor + 0.210%) 05/25/2047[5]	8,207
	Series 2011-RR5 Cl. 12A1
687	5.045%—03/26/2037[3,4]	676
	Series 2011-RR4 Cl. 8A1
2,866	5.250%—02/26/2036[2,3]	2,410
	Series 2011-RR5 Cl. 5A1
3,798	5.250%—08/26/2037[2,3]	3,917
		15,210
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2000-2 Cl. A1
20	2.754%—11/25/2030[2]	19
	Series 2004-10 Cl. 12A3
47	3.292%—01/25/2035[2]	48
	Series 2006-4 Cl. 1A1
752	3.554%—10/25/2036[2]	713
	Series 2004-1 Cl. 12A5
462	3.621%—04/25/2034[2]	463
		1,243

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Bear Stearns Alt-A Trust
	Series 2005-4 Cl. 1A1
$320	1.672% (1 Month USD Libor + 0.220%) 07/25/2035[5]	$ 321
	Bear Stearns Commercial Mortgage Securities Trust
	Series 2007-PW18 Cl. A4
2,707	5.700%—06/11/2050	2,717
	BX Trust
	Series 2017 Cl. A
6,800	2.170%—07/15/2034[2,3]	6,807
	Chase Mortgage Finance Corp.
	Series 2006-A1 Cl. 4A1
2,520	3.406%—09/25/2036[2]	2,275
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
8,796	1.558% (1 Month USD Libor + 0.330%) 11/20/2035[5]	8,186
	Series 2006-6BC Cl. 1A2
4,619	1.632% (1 Month USD Libor + 0.400%) 05/25/2036[5]	3,733
	Series 2005-84 Cl. 1A1
3,726	3.293%—02/25/2036[2]	3,200
	Series 2005-20CB Cl. 2A5
3,020	5.500%—07/25/2035	2,784
	Series 2006-36T2 Cl. 1A4
1,420	5.750%—12/25/2036	1,014
	Series 2006-39CB Cl. 1A20
6,237	6.000%—01/25/2037	6,033
		24,950
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2007-HY5 Cl. 1A1
1,424	3.378%—09/25/2047[2]	1,381
	Credit Suisse First Boston Mortgage Securities Corp.
	Series 2006-C2 Cl. A3
458	6.000%—11/25/2035	374
	Deutsche Alt-A Securities Inc. Mortgage Loan Trust
	Series 2007-AR2 Cl. A1
6,796	1.382% (1 Month USD Libor + 0.150%) 03/25/2037[5]	6,206
	DSLA Mortgage Loan Trust
	Series 2006-AR1 Cl. 1A1A
3,158	1.696% (Fed 12 Month Treasury Average CMT + 0.920) 03/19/2046[5]	2,919
	Eurohome UK Mortgages plc
	Series 2007-1 Cl. A
£2,931	0.439% (3 Month GBP Libor + 0.150%) 06/15/2044[5]	3,744
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
$1,735	3.021%—02/25/2036[2]	1,639
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
1	6.750%—08/21/2031	1
	GS Mortgage Securities Corp. Trust
	Series 2016-RENT Cl. A
6,900	3.203%—02/10/2029[3]	7,102
	GSMPS Mortgage Loan Trust
	Series 2006-RP2 Cl. 1AF1
6,447	1.632% (1 Month USD Libor + 0.400%) 04/25/2036[3,5]	5,588
COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	GSR Mortgage Loan Trust
	Series 2005-AR7 Cl. 6A1
$502	3.176%—11/25/2035[5]	$ 497
	Series 2005-AR3 Cl. 3A1
849	3.783%—05/25/2035[5]	771
	Series 2006-2F Cl. 2A13
2,341	5.750%—02/25/2036	2,275
		3,543
	HarborView Mortgage Loan Trust
	Series 2004-8 Cl. 2A3
1,059	2.048% (1 Month USD Libor + 0.410%) 11/19/2034[5]	930
	HomeBanc Mortgage Trust
	Series 2006-H2 Cl. A2
5,840	1.412% (1 Month USD Libor + 0.180%) 12/25/2036[5]	5,507
	Homestar Mortgage Acceptance Corp.
	Series 2004-5 Cl. M3
1,532	2.957% (1 Month USD Libor + 1.150%) 10/25/2034[5]	1,522
	IndyMac ARM Trust
	Series 2001-H2 Cl. A2
7	2.222%—01/25/2032[2]	6
	IndyMac IMSC Mortgage Loan Trust
	Series 2007-F2 Cl. 2A1
3,089	6.500%—07/25/2037	2,061
	IndyMac INDX Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
1,657	3.179%—01/25/2036[2]	1,503
	Series 2007-AR13 Cl. 4A1
16,716	3.330%—07/25/2037[2]	13,685
		15,188
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2016-WPT Cl. A
5,000	2.609% (1 Month USD Libor + 1.450%) 10/15/2033[3,5]	5,024
	JP Morgan Mortgage Trust
	Series 2006-A6 Cl. 1A4L
3,982	3.292%—10/25/2036[2]	3,508
	Series 2006-S1 Cl. 3A1
1,056	5.500%—04/25/2036	1,079
		4,587
	JP Morgan Re-REMIC[6]
	Series 2009-7 Cl. 11A1
99	3.472%—09/27/2036[2,3]	102
	Mansard Mortgages plc
	Series 2007-2X Cl. A1
£1,424	0.939% (3 Month GBP Libor + 0.650%) 12/15/2049[5]	1,843
	Merrill Lynch Alternative Note Asset Trust
	Series 2007-F1 Cl. 2A6
$730	6.000%—03/25/2037	560
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
67	1.482% (1 Month USD Libor + 0.250%) 11/25/2035[5]	64
	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2015-C22 Cl. ASB
6,000	3.040%—04/15/2048	6,160

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount		Value
	Provident Funding Mortgage Loan Trust
	Series 2005-2 Cl. 3A
$4,435	3.659%—10/25/2035[2]	$ 4,433
	Residential Accredit Loans Inc.
	Series 2006-QA7 Cl. 2A1
5,416	1.417% (1 Month USD Libor + 0.185%) 08/25/2036[5]	4,798
	Series 2007-QS4 Cl. 3A9
2,649	6.000%—03/25/2037	2,349
		7,147
	Residential Asset Securitization Trust
	Series 2007-A8 Cl. 2A1
19,471	6.250%—08/25/2037	10,688
	Residential Funding Mortgage Securities I
	Series 2007-SA1 Cl. 2A2
371	4.030%—02/25/2037[5]	298
	Series 2006-SA1 Cl. 2A1
365	4.316%—02/25/2036[5]	330
		628
	RMAC Securities plc
	Series 2006-NS4X Cl. A3A
£2,072	0.459% (3 Month GBP Libor + 0.170%) 06/12/2044[5]	2,626
	Structured Adjustable Rate Mortgage Loan Trust
	Series 2007-1 Cl. 1A1
$2,984	1.382% (1 Month USD Libor + 0.150%) 02/25/2037[5]	2,366
	Series 2001-21A Cl. 3A1
859	3.511%—04/25/2035[2]	852
		3,218
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
605	1.478% (1 Month USD Libor + 0.250%) 07/19/2035[5]	594
	Suntrust Adjustable Rate Mortgage Loan Trust
	Series 2007-S1 Cl. 1A
1,021	3.595%—01/25/2037[2]	969
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2005-AR6 Cl. 2A1A
628	1.462% (1 Month USD Libor + 0.230%) 04/25/2045[5]	604
	Series 2005-AR13 Cl. A1A1
305	1.522% (1 Month USD Libor + 0.290%) 10/25/2045[5]	303
	Series 2006-AR11 Cl. 3A1A
2,659	1.696% (Fed 12 Month Treasury Average CMT + 0.920%) 09/25/2046[5]	2,371
		3,278
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR10 Cl. 1A1
4,221	3.292%—07/25/2036[2]	4,100
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $173,091)		188,587

CORPORATE BONDS & NOTES—20.0%
Automobiles—1.2%
	Ford Motor Credit Co. LLC
5,000	2.551%—10/05/2018	5,039
CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
Automobiles—Continued
$1,550	3.200%—01/15/2021	$ 1,581
10,050	8.125%—01/15/2020	11,427
		18,047
	General Motors Financial Co. Inc.
2,800	3.150%—01/15/2020	2,860
800	3.200%—07/13/2020	819
3,000	4.750%—08/15/2017	3,003
1,400	6.750%—06/01/2018	1,457
		8,139
	Volkswagen Group of America Finance LLC
1,700	1.650%—05/22/2018[3]	1,699
		27,885
Banks—10.1%
	Banco Espirito Santo SA MTN[7]
€3,500	0.000%—01/15/2018*	1,284
	Bank of America Corp. MTN[7]
$18,300	2.357% (3 Month USD Libor + 1.070%) 03/22/2018[5]	18,410
4,030	5.650%—05/01/2018	4,144
5,100	6.400%—08/28/2017	5,118
7,800	6.875%—04/25/2018	8,088
		35,760
	Barclays Bank plc
1,700	7.750% (USD Swap Semi 30/360 5Y + 6.833%) 04/10/2023[5]	1,762
£3,600	14.000% (3 Month GBP Libor + 13.400%) 06/15/2019[5,8]	5,784
		7,546
	Barclays plc
$6,300	3.295% (3 Month USD Libor + 2.110%) 08/10/2021[5]	6,618
€2,300	6.500% (EUR 5 Year Swaps Curve + 5.875%) 09/15/2019[5,8]	2,877
£1,500	7.000% (GBP Swap 5 Year + 5.084%) 06/15/2049[5,8]	2,075
		11,570
	BB&T Corp. MTN[7]
$19,500	2.106% (3 Month USD Libor + 0.860%) 06/15/2018[5]	19,614
	CIT Group Inc.
600	3.875%—02/19/2019	616
100	5.375%—05/15/2020	108
334	5.500%—02/15/2019[3]	351
		1,075
	Citigroup Inc.
3,500	1.700%—04/27/2018	3,501
3,000	2.350%—08/02/2021	2,988
4,000	2.632% (3 Month USD Libor + 1.430%) 09/01/2023[5]	4,090
6,800	2.750%—04/25/2022	6,828
		17,407
	Credit Suisse Group Funding Guernsey Ltd.
8,900	3.750%—03/26/2025	9,069
3,445	3.800%—09/15/2022	3,609
		12,678
	Discover Bank
2,900	2.600%—11/13/2018	2,927

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
Banks—Continued
	JP Morgan Chase & Co.
$8,200	2.250%—01/23/2020	$ 8,264
5,500	2.400%—06/07/2021	5,520
4,500	2.550%—03/01/2021	4,541
5,000	2.750%—06/23/2020	5,099
		23,424
	JP Morgan Chase Bank NA
7,000	6.000%—10/01/2017	7,052
	Lloyds Bank plc
8,400	12.000% (3 Month USD Libor + 11.756%) 12/16/2024[3,5,8]	11,426
	Lloyds Banking Group plc
£4,200	7.000% (GBP Swap 5 Year + 5.060%) 12/29/2049[5,8]	5,893
	Mizuho Bank Ltd.
$1,000	1.746% (3 Month USD Libor + 0.450%) 09/25/2017[3,5]	1,001
	Morgan Stanley MTN[7]
1,700	2.125%—04/25/2018	1,706
11,700	2.594% (3 Month USD Libor + 1.280%) 04/25/2018[5]	11,795
8,608	5.625%—09/23/2019	9,255
		22,756
	Sumitomo Mitsui Financial Group Inc.
6,900	2.901% (3 Month USD Libor + 1.680%) 03/09/2021[5]	7,145
	UBS AG MTN[7]
1,800	2.052% (3 Month USD Libor + 0.850%) 06/01/2020[5]	1,814
	UBS AG/London
8,000	1.799% (3 Month USD Libor + 0.580%) 06/08/2020[3,5]	8,037
	UBS AG/London MTN[7]
6,800	1.539% (3 Month USD Libor + 0.320%) 12/07/2018[3,5]	6,811
	UBS Group Funding Jersey Ltd.
8,500	3.000%—04/15/2021[3]	8,669
	Wells Fargo & Co.
3,100	2.541% (3 Month USD Libor + 1.230%) 10/31/2023[5]	3,166
11,500	7.980% (3 Month USD Libor + 3.770%) 03/15/2018[5,8]	11,931
		15,097
		228,986
Biotechnology—0.3%
	Baxalta Inc.
5,200	2.875%—06/23/2020	5,314
Building Products—0.3%
	GTL Trade Finance Inc.
1,900	7.250%—10/20/2017[3]	1,914
	Owens Corning
5,300	4.200%—12/01/2024	5,595
		7,509
Capital Markets—0.9%
	Deutsche Bank AG MTN[7]
13,700	2.850%—05/10/2019	13,864
	Deutsche Bank NY
3,500	2.274% (3 Month USD Libor + 0.970%) 07/13/2020[5]	3,512
CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
Capital Markets—Continued
		Piper Jaffray Cos.
	$2,000	5.060%—10/09/2018[3]	$ 2,052
			19,428
Chemicals—0.1%
		Rio Oil Finance Trust
	1,989	9.250%—07/06/2024[3]	2,039
		Rohm and Haas Co.
	717	6.000%—09/15/2017	721
			2,760
Computers & Peripherals—0.2%
		Diamond 1 Finance Corp.
	4,000	5.450%—06/15/2023[3]	4,414
Consumer Finance—1.8%
		American Express Bank FSB
	8,800	6.000%—09/13/2017	8,843
		American Express Centurion Bank MTN[7]
	9,500	6.000%—09/13/2017	9,546
		BBVA Bancomer SA
	1,200	6.500%—03/10/2021[3]	1,329
		Nordea Kredit Realkreditaktieselskab
DKK$	49,000	2.000%—10/01/2017	7,828
		Nykredit Realkredit
	73,900	1.000%—10/01/2017	11,808
			39,354
Diversified Financial Services—1.5%
		Bear Stearns Companies LLC
	$4,300	6.400%—10/02/2017	4,334
		Blackstone CQP Holdco LP
	8,000	6.500%—03/20/2021[3]	8,313
		BM & FBovespa SA
	1,300	5.500%—07/16/2020	1,378
		Cantor Fitzgerald LP
	5,400	6.500%—06/17/2022[3]	6,052
		Depository Trust & Clearing Corp.
	3,000	4.875% (3 Month USD Libor + 3.167%) 06/15/2020[3,5,8]	3,127
		Leaseplan Corp. NV
	7,300	2.875%—01/22/2019[3]	7,335
		OneMain Financial Holdings Inc.
	1,600	6.750%—12/15/2019[3]	1,681
	1,500	7.250%—12/15/2021[3]	1,583
			3,264
			33,803
Diversified Telecommunication Services—1.4%
		AT&T Inc.
	6,400	2.800%—02/17/2021	6,509
	5,000	3.600%—02/17/2023	5,178
	5,000	4.450%—05/15/2021	5,347
			17,034
		Verizon Communications Inc.
	2,070	2.946%—03/15/2022	2,093
	2,900	2.992% (3 Month USD Libor + 1.750%) 09/14/2018[5]	2,954
	500	3.000%—11/01/2021	510

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount		Value
Diversified Telecommunication Services—Continued
$8,600	3.500%—11/01/2021	$ 8,918
200	5.150%—09/15/2023	223
		14,698
		31,732
Electric Utilities—0.3%
	FirstEnergy Corp.
5,840	4.250%—03/15/2023	6,234
Food & Staples Retailing—0.0%
	CVS Pass-Through Trust
593	6.943%—01/10/2030	710
Health Care Equipment & Supplies—0.2%
	Boston Scientific Corp.
5,000	2.850%—05/15/2020	5,078
Independent Power and Renewable Electricity Producers—0.3%
	Dynegy Inc.
3,400	6.750%—11/01/2019	3,534
3,500	7.375%—11/01/2022	3,557
		7,091
Mortgage Real Estate Investment Trusts (REITs)—0.7%
	AvalonBay Communities Inc. MTN[7]
4,400	3.450%—06/01/2025	4,514
	ERP Operating LP
5,500	3.375%—06/01/2025	5,600
	Simon Property Group LP
6,000	2.500%—09/01/2020	6,094
		16,208
Oil, Gas & Consumable Fuels—0.6%
	Genesis Energy LP
2,100	5.625%—06/15/2024	2,037
	Odebrecht Drilling Norbe VIII/IX Ltd.
5,291	0.000%—06/30/2022*,3	3,294
	Odebrecht Offshore Drilling Finance Ltd.
3,774	0.000%—10/1/2023*,3	1,321
165	0.000%—10/01/2023*,3	59
		1,380
	Rio Oil Finance Trust
7,216	9.750%—01/06/2027[3]	7,414
		14,125
Pharmaceuticals—0.1%
	Valeant Pharmaceuticals International Inc.
2,329	6.750%—08/15/2018[3]	2,332
TOTAL CORPORATE BONDS & NOTES
(Cost $450,536)		452,963

ESCROW— 0.0%
(Cost $15)
Shares
AUTOMOBILES—0.0%
36,000	General Motors Co. Escrow	— [x]

FOREIGN GOVERNMENT OBLIGATIONS—14.3%
Principal Amount			Value
		Banco Nacional de Desenvolvimento Economico E Social
	€2,300	4.125%—09/15/2017	$ 2,739
		Brazil Letras Do Tesouro Nacional
R$	35,600	0.000%—01/01/2018[9,10]	11,048
	206,700	0.000%—04/01/2018-07/01/2018[10]	61,896
			72,944
		Brazil Notas Do Tesouro Nacional Série F
	79,600	10.000%—01/01/2023	26,108
		Bundesrepublik Deutschland
	€2,100	2.500%—07/04/2044	3,181
	3,100	3.250%—07/04/2042	5,276
			8,457
		Hellenic Railways Organization SA
	3,500	5.014%—12/27/2017	4,102
		Japan Bank For International Cooperation
	$6,800	2.375%—07/21/2022	6,795
		Japan Finance Organization For Municipalities MTN[7]
	6,800	2.625%—04/20/2022[3]	6,842
		Japan International Cooperation Agency
	6,900	2.750%—04/27/2027	6,874
		Japan Treasury Discount Bill
	¥14,780,000	0.000%—08/07/2017-10/23/2017[10]	134,081
		Mexico Cetes
MEX$	382,400	0.000%—08/17/2017[10]	21,397
		Province of Ontario Canada
	$6,100	1.650%—09/27/2019	6,090
CAD$	5,600	3.150%—06/02/2022	4,704
	$3,800	4.000%—10/07/2019	3,982
	2,300	4.400%—04/14/2020	2,455
			17,231
		Province of Quebec Canada
	900	3.500%—07/29/2020	943
CAD$	3,800	3.500%—12/01/2022	3,249
	13,900	4.250%—12/01/2021	12,178
			16,370
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $321,802)			323,940

MORTGAGE PASS-THROUGH—51.3%
		Federal Home Loan Mortgage Corp.
	$47	2.868% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.250%) 08/01/2035[5]	50
	10	2.924% (US Treasury Yield Curve Rate T Note 1 Year CMT + 2.209%) 06/01/2024[5]	10
	370	4.500%—12/01/2040-09/01/2041	398
	1,360	5.500%—02/01/2038-07/01/2038	1,525
	5,194	6.000%—01/01/2029-05/01/2040	5,880
			7,863
		Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
	19,255	1.282%—08/25/2022[5]	1,031
		Federal Home Loan Mortgage Corp. REMIC[6]
	7,595	1.626% (1 Month USD Libor + 0.400%) 06/15/2041[5]	7,618
	32	1.676% (1 Month USD Libor + 0.450%) 11/15/2030[5]	32

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
$63	8.000%—08/15/2022	$ 69
9	9.000%—12/15/2020	9
		7,728
	Federal Home Loan Mortgage Corp. Structured Pass Through Securities
	Series T-63 Cl. 1A1
136	1.932% (Fed 12 Month Treasury Average CMT + 1.200%) 02/25/2045[5]	137
	Series E3 Cl. A
123	3.168%—08/15/2032[2]	129
		266
	Federal Home Loan Mortgage Corp. TBA[11]
14,000	4.000%—08/14/2047	14,748
30,000	4.500%—09/01/2041-08/11/2046	32,160
		46,908
	Federal Home Loan Mortgage Corp. TBA 30 Yr 3.5 Gold Single Family[11]
38,000	3.500%—09/14/2046	39,084
	Federal Housing Authority Project
1	7.400%—02/01/2021	1 [y]
	Federal National Mortgage Association
300	2.176% (Fed 12 Month Treasury Average CMT + 1.400%) 10/01/2040[5]	306
5,300	2.310%—08/01/2022	5,347
10,995	2.475%—04/01/2019	11,105
6,000	2.870%—09/01/2027	6,045
1,345	3.000%—02/01/2021-11/01/2025	1,384
448	3.330%—11/01/2021	469
76	3.387% (12 Month USD Libor + 1.674%) 05/01/2035[5]	80
1,540	3.447% (12 Month USD Libor + 1.693%) 08/01/2035[5]	1,620
753	3.500%—03/01/2026-02/01/2045	778
1,374	3.581% (12 Month USD Libor + 1.715%) 06/01/2035[5]	1,449
75,814	4.000%—04/01/2018-10/14/2045	79,583
12,292	4.500%—01/01/2018-10/01/2042	13,014
7,351	5.000%—12/01/2022-07/01/2044	8,063
38,715	5.500%—02/01/2023-09/01/2041	43,196
11,412	6.000%—03/01/2023-06/01/2040	12,948
		185,387
	Federal National Mortgage Association REMIC[6]
	Series 2015-38 Cl. DF
8,366	1.361% (1 Month USD Libor + 0.310%) 06/25/2055[5]	8,346
	Series 2006-5 Cl. 3A2
111	3.145%—05/25/2035[2]	117
	Series 2011-98 Cl. ZL
68,436	3.500%—10/25/2041	68,992
	Series 2003-25 Cl. KP
672	5.000%—04/25/2033	740
	Series 2003-W1 Cl. 1A1
208	6.500%—12/25/2042[2]	226
		78,421
	Federal National Mortgage Association TBA[11]
274,000	3.000%—08/14/2047-09/13/2047	274,258
92,000	3.500%—09/01/2026-08/14/2047	95,053
141,000	3.500%—09/13/2047[2]	144,943
120,000	4.000%—09/13/2047	126,169
82,000	4.500%—09/14/2045	87,961
		728,384
MORTGAGE PASS-THROUGH—Continued
Principal Amount		Value
	Government National Mortgage Association
$17,186	5.000%—08/15/2033-07/15/2041	$ 18,904
	Government National Mortgage Association[11]
5,000	4.000%—09/21/2045	5,257
	Government National Mortgage Association II
167	2.125% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500%) 08/20/2022-07/20/2027[5]	172
125	2.250% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500%) 10/20/2025-11/20/2029[5]	130
364	2.375% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500%) 01/20/2025-02/20/2032[5]	378
24	2.500% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500%) 12/20/2024[5]	24
28	2.625% (US Treasury Yield Curve Rate T Note 1 Year CMT + 1.500%) 05/20/2024[5]	28
		732
	Government National Mortgage Association TBA[11]
2,000	3.000%—8/20/2043	2,028
9,000	3.500%—9/19/2043	9,337
19,000	4.000%—09/21/2045-08/14/2047	19,992
12,000	5.000%—8/21/2044	13,095
		44,452
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,156,457)		1,164,418

MUNICIPAL BONDS—1.0%
	Chicago Transit Authority
205	6.300%—12/01/2021	221
	City of Chicago, IL
5,800	7.750%—01/01/2042	6,073
	Clark County, NV
4,000	6.350%—07/01/2029	4,325
	University of California
12,270	4.858%—05/15/2112	12,968
TOTAL MUNICIPAL BONDS
(Cost $22,124)		23,587

U.S. GOVERNMENT OBLIGATIONS—27.3%
	U.S. Treasury Bonds
19,600	2.250%—08/15/2046	17,088
34,200	2.500%—02/15/2045-02/15/2046	31,649
16,800	2.875%—05/15/2043	16,831
9,400	3.000%—05/15/2042	9,666
69,800	3.125%—02/15/2042-08/15/2044	73,197
35,300	3.625%—08/15/2043-02/15/2044	40,313
19,100	3.750%—11/15/2043	22,280
4,200	4.250%—05/15/2039	5,232
10,500	4.375%—05/15/2040	13,323
12,000	4.625%—02/15/2040	15,734
		245,313
	U.S. Treasury Inflation Indexed Bonds[9]
32,836	0.125%—04/15/2021[12]	32,904
613	0.125%—07/15/2026	595
5,579	0.250%—01/15/2025	5,517
16,408	0.375%—07/15/2025[12]	16,400
7,003	0.375%—07/15/2027	6,939
3,033	0.750%—02/15/2042	2,887
1,239	1.000%—02/15/2046	1,238

Harbor Bond Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
$1,365	1.375%—02/15/2044	$ 1,486
56,305	1.750%—01/15/2028	63,161
30,249	2.375%—01/15/2025-01/15/2027	35,005
1,362	3.625%—04/15/2028	1,789
8,932	3.875%—04/15/2029	12,188
		180,109
	U.S. Treasury Notes
16,800	1.375%—03/31/2020[12]	16,769
21,000	1.750%—09/30/2022[12]	20,879
52,300	2.000%—08/31/2021-10/31/2021[12]	52,872
41,700	2.000%—12/31/2021	42,098
47,700	2.250%—11/15/2024[12]	48,080
12,700	2.375%—05/15/2027	12,797
		193,495
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $629,795)		618,917

SHORT-TERM INVESTMENTS—12.7%
CERTIFICATES OF DEPOSIT—1.6%
	Barclays plc
25,500	2.082% (3 Month USD Libor + 0.770%) 11/06/2017[5]	25,549
	Mizuho Bank Ltd.
9,500	1.928% (3 Month USD Libor + 0.700%) 12/12/2017[5]	9,520
		35,069
COMMERCIAL PAPER—3.7%
	Deutsche Telekom AG
5,000	1.630%—01/30/2018	4,956
	Electricite de France SA
9,200	1.870%—01/05/2018	9,132
	Enbridge Energy Prtns
24,700	1.880%—08/07/2017-08/08/2017[3]	24,692
	Entergy Corp.
3,000	1.680%—10/19/2017	2,989
	Mondelez International Inc.
5,000	1.503%—10/31/2017	4,980
5,000	1.520%—10/16/2017	4,984
		9,964
SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
COMMERCIAL PAPER—Continued
	Nederlandse Waterschaps
$5,000	1.305%—10/30/2017	$ 4,985
	Schlumberger Holdings
4,500	1.430%—08/10/2017	4,498
	Sempra Energy Holdings
14,000	1.480%—08/21/2017-08/23/2017	13,988
	UDR Inc.
4,500	1.480%—08/02/2017	4,500
	Viacom Inc.
5,000	1.650%—09/06/2017[3]	4,992
		84,696
REPURCHASE AGREEMENTS—7.3%
149,600	Repurchase Agreement with RBC Capital Markets dated July 31, 2017 due August 01, 2017 at 1.160% collateralized by U.S. Treasury Notes (value $152,060)	149,600
16,767	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $16,899)	16,767
		166,367
U.S. GOVERNMENT OBLIGATIONS—0.1%
	U.S. Treasury Bills
2,356	0.927%—08/31/2017[12]	2,354
544	1.080%—01/04/2018[12]	542
		2,896
TOTAL SHORT-TERM INVESTMENTS
(Cost $288,954)		289,028
TOTAL INVESTMENTS—143.3%
(Cost $3,226,127)		3,252,750
CASH AND OTHER ASSETS, LESS LIABILITIES—(43.3)%		(982,512)
TOTAL NET ASSETS—100.0%		$2,270,238

FUTURES CONTRACTS OPEN AT JULY 31, 2017
Description	Number of Contracts	Expiration Date	Original Notional Value (000s)	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Government Bond Futures 10 year (Short)	278	09/20/2017	CAD$ 27,800	CAD$ 38,167	$ 1,574
Euro Oat Futures (Short)	1,245	09/07/2017	€ 124,500	€ 185,231	962
Euro-BTP Futures (Short)	27	09/07/2017	2,700	3,678	(67)
Euro-Bund Futures (Long)	704	09/07/2017	70,400	114,013	(1,167)
Euro-Schatz Futures (Short)	321	09/07/2017	32,100	35,974	(10)
United Kingdom GILT Futures 90 day (Short)	210	09/27/2017	£ 21,000	£ 26,464	417
Eurodollar Futures-CME 90 day (Short)	1,047	09/18/2017	$ 261,750	$ 258,269	414
Eurodollar Futures-CME 90 day (Short)	1,826	12/18/2017	456,500	449,881	336
Eurodollar Futures-CME 90 day (Short)	583	03/19/2018	145,750	143,520	62
Eurodollar Futures-CME 90 day (Short)	361	06/18/2018	90,250	88,815	8
Eurodollar Futures-CME 90 day (Short)	363	12/17/2018	90,750	89,176	(122)
Eurodollar Futures-CME 90 day (Short)	265	03/18/2019	66,250	65,067	(95)
U.S. Treasury Bond Futures 30 year (Short)	544	09/20/2017	54,400	83,215	(391)

Harbor Bond Fund
Portfolio of Investments—Continued

FUTURES CONTRACTS—Continued
Description	Number of Contracts	Expiration Date	Original Notional Value (000s)	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
U.S. Treasury Note Futures 5 year (Long)	6,453	09/29/2017	$ 645,300	$ 762,412	$ 225
U.S. Treasury Note Futures 10 year (Long)	1,533	09/20/2017	153,300	192,990	(190)
Total Futures Contracts					$ 1,956

PURCHASED OPTIONS OPEN AT JULY 31, 2017
PURCHASED OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Euro-Bund Futures (Put)	Eurex	€ 146.00	08/25/2017	628	$ 7	$ 7
Euro-Bund Futures (Put)	Eurex	150.50	08/25/2017	170	2	2
Euro-Bund Futures (Put)	Eurex	151.50	08/25/2017	200	3	3
Euro-Bund Futures (Put)	Eurex	152.00	08/25/2017	50	1	1
Total Purchased Options that Require Periodic Settlement of Variation Margin					$13	$13
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Eurodollar Futures (Put)	CME Group	$ 98.25	03/19/2018	1,090	$ 96	$ 62
Federal National Mortgage Association Future (Put)	JP Morgan Chase Bank NA	73.00	08/07/2017	58,000,000	2	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	106.50	11/24/2017	196	2	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	109.25	08/25/2017	6,449	55	7
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	112.00	08/25/2017	4	—	—
U.S. Treasury Note Option 5 year (Put)	Chicago Board of Trade	112.50	08/25/2017	280	2	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	107.50	11/24/2017	4	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	109.50	08/25/2017	228	3	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	111.00	08/25/2017	1,266	11	1
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	111.50	08/25/2017	17	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	113.50	08/25/2017	43	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	114.00	08/25/2017	38	—	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	115.00	08/25/2017	148	1	—
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	116.50	08/25/2017	165	1	—
Total Purchased Options Not Settled Through Variation Margin					$173	$ 70
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	2.930%	08/20/2018	6,000,000	$ 637	$194
Interest Rate Swap Option 30 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	2.940	08/20/2018	5,300,000	518	151
Interest Rate Swap Option 30 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	2.910	08/20/2018	16,600,000	1,637	509
Total Purchased Swap Options Not Settled Through Variation Margin							$2,792	$854
Total Purchased Options							$2,978	$937

WRITTEN OPTIONS OPEN AT JULY 31, 2017
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures (Put)	Eurex	€ 157.00	09/22/2017	168	$ 90	$ (76)
Euro-Bund Futures (Put)	Eurex	159.00	08/25/2017	204	103	(14)
Euro-Bund Futures (Put)	Eurex	159.50	08/25/2017	117	50	(12)
Euro-Bund Futures (Put)	Eurex	160.00	08/25/2017	305	129	(51)

Harbor Bond Fund
Portfolio of Investments—Continued

WRITTEN OPTIONS—Continued
WRITTEN OPTIONS THAT REQUIRE PERIODIC SETTLEMENT OF VARIATION MARGIN—Continued
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Euro-Bund Futures (Put)	Eurex	€ 160.50	08/25/2017	159	$ 60	$ (41)
Total Written Options that Require Periodic Settlement of Variation Margin					$432	$(194)
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	$ 3.55	10/02/2017	8,800,000	$132	$ (16)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	6.30	01/11/2018	7,900,000	421	(1)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	JP Morgan Chase Bank NA	3.51	09/27/2017	5,300,000	82	(10)
Currency Option U.S. Dollar vs. Australian Dollar (Put)	Goldman Sachs Bank USA	AUD$ 0.79	08/18/2017	9,600,000	31	(26)
Currency Option U.S. Dollar vs. Australian Dollar (Put)	Société Générale Paris	0.79	08/30/2017	9,500,000	29	(28)
Currency Option U.S. Dollar vs. Brazilian Real (Call)	Credit Suisse International	$ 3.30	09/21/2017	20,900,000	160	(128)
Eurodollar Futures (Call)	CME Group	98.75	03/19/2018	1,090	116	(34)
Total Written Options Not Settled Through Variation Margin					$971	$(243)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Index/Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	3-Month USD-LIBOR	Pay	215.950 [j]	03/12/2020	14,100,000	$ 119	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	3-Month USD-LIBOR	Pay	216.690 [j]	04/07/2020	33,900,000	302	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	3-Month USD-LIBOR	Pay	217.970 [j]	09/29/2020	15,100,000	195	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	215.950 [j]	03/10/2020	5,100,000	38	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	218.010 [j]	10/13/2020	15,600,000	153	—
Interest Rate Swap Option 5 year (Put)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Pay	2.800%	08/20/2018	49,600,000	1,155	(157)
Interest Rate Swap Option 5 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Pay	2.800	08/20/2018	72,800,000	1,624	(231)
Total Written Swap Options Not Settled Through Variation Margin							$3,586	$(388)
Total Written Options							$4,989	$(825)

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2017
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Capital	$ 3,911	R$ 1,249	08/02/2017	$ 4
Barclays Capital	$ 3,911	R$ 1,219	09/05/2017	26
BNP Paribas SA	$ 10,142	R$ 3,240	08/02/2017	11
BNP Paribas SA	$ 68,400	R$ 19,906	04/03/2018	1,235
Citibank NA	$ 14,000	R$ 4,216	10/03/2017	223
Credit Suisse International	$ 10,141	R$ 3,239	08/02/2017	12
JP Morgan Chase Bank	$ 3,911	R$ 1,194	08/02/2017	60
JP Morgan Chase Bank	$ 1,653	R$ 480	01/03/2018	37
Barclays Capital	R$ 1,227	$ 3,911	08/02/2017	(27)
BNP Paribas SA	R$ 3,239	$ 10,142	08/02/2017	(12)
BNP Paribas SA	R$ 484	$ 1,653	01/03/2018	(34)
Citibank NA	R$ 24,960	$ 83,900	07/03/2018	(627)
Credit Suisse International	R$ 3,240	$ 10,141	08/02/2017	(11)

Harbor Bond Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS—Continued
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	R$ 16,225	$ 54,500	07/03/2018	$ (396)
HSBC Bank USA	R$ 8,446	$ 28,500	04/03/2018	(362)
JP Morgan Chase Bank	R$ 1,249	$ 3,911	08/02/2017	(4)
JP Morgan Chase Bank	R$ 3,960	$ 14,000	10/03/2017	(480)
JP Morgan Chase Bank	R$ 9,764	$ 35,600	01/03/2018	(1,369)
JP Morgan Chase Bank	R$ 41,756	$ 140,800	04/03/2018	(1,761)
JP Morgan Chase Bank	R$ 16,862	$ 56,700	07/03/2018	(429)
Citibank NA	$ 13,629	£ 17,901	09/05/2017	103
HSBC Bank USA	$ 990	£ 1,287	08/02/2017	19
JP Morgan Chase Bank NA	$ 5,800	£ 7,532	08/02/2017	121
UBS AG	$ 14,326	£ 18,377	08/02/2017	526
BNP Paribas SA	£ 9,757	$ 7,487	08/02/2017	(122)
BNP Paribas SA	£ 6,083	$ 4,645	08/15/2017	(49)
Goldman Sachs Bank USA	$ 2,035	CAD$ 1,568	08/02/2017	65
JP Morgan Chase Bank NA	CAD$ 21,090	$ 27,630	08/02/2017	(1,073)
UBS AG	DKK$ 19,621	$ 124,760	10/02/2017	(309)
Barclays Bank plc	$ 8,325	€ 9,517	08/02/2017	340
BNP Paribas SA	$ 20,608	€ 23,476	08/02/2017	922
JP Morgan Chase Bank NA	$ 6,981	€ 7,969	08/02/2017	296
JP Morgan Chase Bank NA	$ 3,020	€ 3,545	08/15/2017	33
UBS AG	$ 1,037	€ 1,185	08/02/2017	43
Citibank NA	€ 7,887	$ 6,766	08/02/2017	(123)
Credit Suisse International	$ 21,478	₹ 328	12/04/2017	3
JP Morgan Chase Bank	$ 37,485,980	Rp 2,762	10/13/2017	30
BNP Paribas SA	$ 5,478,100	¥ 48,991	08/02/2017	703
Goldman Sachs Bank USA	$ 523,600	¥ 4,586	08/02/2017	164
JP Morgan Chase Bank NA	$ 147,000	¥ 1,328	08/02/2017	5
JP Morgan Chase Bank NA	$ 640,200	¥ 5,760	08/15/2017	51
UBS AG	$ 570,900	¥ 5,105	08/02/2017	74
Citibank NA	¥ 12,341	$ 1,370,000	08/07/2017	(90)
Citibank NA	¥ 30,693	$ 3,460,000	10/16/2017	(804)
JP Morgan Chase Bank NA	¥ 11,667	$ 1,299,200	08/02/2017	(119)
UBS AG	¥ 7,204	$ 800,000	08/07/2017	(55)
UBS AG	¥ 48,782	$ 5,550,000	08/14/2017	(1,592)
UBS AG	¥ 32,253	$ 3,600,000	10/23/2017	(529)
Credit Suisse International	MEX$ 19,143	$ 382,400	08/17/2017	(2,272)
UBS AG	NZD$ 602	$ 826	08/02/2017	(18)
Goldman Sachs Bank USA	RUS$ 837	$ 49,030	10/20/2017	31
Credit Suisse International	$ 8,449	SGD$ 6,220	09/18/2017	19
HSBC Bank USA	$ 8,150	SGD$ 6,002	09/18/2017	17
HSBC Bank USA	SGD$ 32,477	$ 44,821	09/18/2017	(621)
Citibank NA	$ 2,327,532	₩ 2,079	09/18/2017	—
Credit Suisse International	₩ 54,968	$ 61,800,377	09/18/2017	(229)
Citibank NA	$ 13,092	CHF 13,539	09/05/2017	32
Credit Suisse International	$ 6,882	CHF 7,201	08/02/2017	(83)
Goldman Sachs Bank USA	$ 4,535	CHF 4,725	08/02/2017	(34)
JP Morgan Chase Bank NA	$ 1,675	CHF 1,773	08/02/2017	(41)
Citibank NA	$ 70,346	TWD$ 2,333	09/18/2017	—
Credit Suisse International	$ 182,661	TWD$ 6,046	09/18/2017	13
Goldman Sachs Bank USA	$ 152,560	TWD$ 5,055	09/18/2017	6
JP Morgan Chase Bank	$ 316,593	TWD$ 10,440	09/18/2017	62
Société Générale	$ 85,735	TWD$ 2,836	09/18/2017	8
Société Générale	TWD$ 84,260	$ 2,543,318	09/18/2017	(105)
Total Forward Currency Contracts				$(8,486)

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS OPEN AT JULY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	2.700%	Semiannual	12/19/2024	CAD$ 6,500	$ (204)	$ (535)	$ 321
CME Group	Canada Bankers Acceptances-CDOR 3-Month	Pay	1.750	Semiannual	12/16/2046	1,900	301	(26)	325
LCH Group	EUR-EURIBOR-Act/ 360-Bloomberg 6-Month	Pay	1.500	Annual	03/21/2048	€ 5,500	(259)	(194)	(65)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.000	Semiannual	09/20/2022	£ 39,300	(183)	(258)	75
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	Semiannual	09/20/2027	26,100	(612)	(409)	(203)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.750	Semiannual	03/21/2048	10,500	(473)	(418)	(55)
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.300	Semiannual	03/18/2026	¥ 12,590,000	(676)	(717)	(70)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.300	Semiannual	09/20/2027	2,180,000	(29)	(113)	84
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	Semiannual	12/16/2019	$ 46,700	(390)	(1,240)	808
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	Semiannual	06/21/2020	104,800	1,339	2,392	(1,046)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.250	Semiannual	12/16/2022	17,500	272	886	(593)
Interest Rate Swaps									$ (419)
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Payment Frequency	Upfront Premium Paid/ (Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	TESCO PLC 6.000% due 12/14/2029	Buy	1.000%	06/20/2022	1.320%	$ (82)	Quarterly	$(244)	€ 5,000	$162
ICE Group	Volkswagen International Finance 5.380% due 05/22/2018	Buy	1.000	12/20/2017	0.131	11	Quarterly	15	2,100	(4)
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Buy	1.000	06/20/2021	0.400	50	Quarterly	12	$ 2,100	38
ICE Group	MetLife, Inc. 4.750% due 02/08/2021	Buy	1.000	12/20/2021	0.486	157	Quarterly	2	6,900	155
ICE Group	Morgan Stanley & Co. LLC 3.750% due 02/25/2023	Buy	1.000	09/20/2018	0.237	139	Quarterly	138	14,100	1
ICE Group	Sprint Communications, Inc. 8.380% due 08/15/2017	Buy	5.000	12/20/2019	1.001	296	Quarterly	151	3,000	145
ICE Group	The Goldman Sachs Group, Inc. 5.950% due 01/18/2018	Buy	1.000	09/20/2020	0.439	147	Quarterly	128	8,000	19
Credit Default Swaps										$516

Harbor Bond Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [f] (000s)	Payment Frequency	Upfront Premium Paid/ (Received) (000s)	Notional Amount[e] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas SA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000%	06/20/2018	0.721%	$ 3	Quarterly	$(130)	$ 900	$133
Goldman Sachs International	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	1.407	(3)	Quarterly	(42)	400	39
HSBC Bank USA NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	03/20/2020	1.528	(2)	Quarterly	(36)	200	34
JP Morgan Chase Bank NA	Petroleo Brasileiro SA Petrobras 8.380% due 12/10/2018	Sell	1.000	12/20/2019	1.407	(18)	Quarterly	(238)	2,100	220
Credit Default Swaps										426
Total Swaps										$523

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2017 — (2.0)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 41,500	Federal National Mortgage Association TBA[11] 3.500%—08/13/2042-08/14/2047	$44,782	$(44,813)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$ —	$ 191,310	$—	$ 191,310
Collateralized Mortgage Obligations	—	188,587	—	188,587
Corporate Bonds & Notes	—	452,963	—	452,963
Escrow	—	—	—	—
Foreign Government Obligations	—	323,940	—	323,940
Mortgage Pass-Through	—	1,164,417	1	1,164,418
Municipal Bonds	—	23,587	—	23,587
U.S. Government Obligations	—	618,917	—	618,917
Short-Term Investments
Certificates Of Deposit	—	35,069	—	35,069
Commercial Paper	—	84,696	—	84,696
Repurchase Agreements	—	166,367	—	166,367
U.S. Government Obligations	—	2,896	—	2,896
Total Investments in Securities	$ —	$3,252,749	$ 1	$3,252,750
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 5,294	$—	$ 5,294
Futures Contracts	3,998	—	—	3,998
Purchased Options	83	854	—	937
Swap Agreements	—	2,559	—	2,559
Total Financial Derivative Instruments - Assets	$ 4,081	$ 8,707	$—	$ 12,788
Liability Category
Fixed Income Investments Sold Short	$ —	$ (44,813)	$—	$ (44,813)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (13,780)	$—	$ (13,780)
Futures Contracts	(2,042)	—	—	(2,042)
Swap Agreements	—	(2,036)	—	(2,036)

Harbor Bond Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Liability Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Written Options	$ (34)	$ (791)	$—	$ (825)
Total Financial Derivative Instruments - Liabilities	$(2,076)	$ (16,607)	$—	$ (18,683)
Total Investments	$ 2,005	$3,200,036	$ 1	$3,202,042
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017[w] (000s)
Corporate Bonds & Notes	$23,331	$—	$(23,750)	$—	$475	$(56)	$—	$—	$—
Escrow	—	—	—	—	—	—	—	—	—
Mortgage Pass-Through	5	—	(4)	—	1	(1)	—	—	1
	$23,336	$—	$(23,754)	$—	$476	$(57)	$—	$—	$ 1
There were no transfers between levels during the period.
The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy.
Valuation Descriptions	Ending Balance as of 07/31/2017 (000s)	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments in Securities
Escrow
General Motors Co. Escrow	$ —	Cash Available in Relation to Claims	Estimated Recovery Value	$ 0.00
Mortgage Pass-Through
Federal Housing Authority Project	1	Benchmark Pricing	Base Price	85.07
	$ 1
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 946	$ (4)
Foreign Exchange Contracts	5,294	(13,961)
Interest Rate Contracts	6,548	(4,718)
Total	$12,788	$(18,683)

Harbor Bond Fund
Portfolio of Investments—Continued

1		CLO after the name of a security stands for Collateralized Loan Obligation.
2		Floating rate security, the stated rate represents the rate in effect at July 31, 2017.
3		Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $258,202,000 or 11% of net assets.
4		Step coupon security, the stated rate represents the rate in effect at July 31, 2017.
5		Variable rate security, the stated rate represents the rate in effect at July 31, 2017.
6		REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
7		MTN after the name of a security stands for Medium Term Note.
8		Perpetuity bond, the maturity date represents the next callable date.
9		Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
10		Zero coupon bond.
11		TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2017. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
12		At July 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $38,292,000 or 2% of net assets.
b		If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c		If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
*		Security in Default.
d		Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e		The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f		The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
j		Amount represents Index Value.
w		The net unrealized appreciation/(depreciation) per investment type is below:
	Valuation Description	Unrealized Gain/(Loss) as of 07/31/2017 (000s)
	Escrow	$(15)
	Mortgage Pass-Through	-
$(15)
x		Fair Valued in accordance with Harbor Funds Valuation Procedures using estimated recovery value which is a Level 3 input.
y		Fair Valued by subadviser in accordance with Harbor Funds Valuation Procedures using quoted prices from other actively traded securities with similar terms which is a Level 3 input.
AUD$		Australian Dollar
R$		Brazilian Real
£		British Pound
CAD$		Canadian Dollar
CHF		Swiss Franc
DKK$		Denmark Krone
€		Euro
₹		Indian Rupee
Rp		Indonesian Rupiah
¥		Japanese Yen
MEX$		Mexican Peso
NZD$		New Zealand Dollar
RUS$		Russian Ruble
SGD$		Signapore Dollar
₩		South Korean Won
TWD$		Taiwan Dollar
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Real Return Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash, short-term investments and derivative positions of -33.1%)
ASSET-BACKED SECURITIES—2.0%
Principal Amount		Value
	Countrywide Asset-Backed Certificates
	Series 2006-19 Cl. 2A3
$100	1.482% (1 Month USD Libor + 0.250%) 03/25/2037[4]	$ 91
	Fremont Home Loan Trust 2006-C
	Series 2006-C Cl. 1A1
28	1.367% (1 Month USD Libor + 0.135%) 10/25/2036[4]	25
	GSAMP Trust
	Series 2004-WF Cl. M2
133	2.882% (1 Month USD Libor + 1.100%) 10/25/2034[4]	130
	Hillmark Funding Ltd.
	Series 2006-1A Cl. A1
35	1.422% (3 Month USD Libor + 0.250%) 05/21/2021[2,5]	35
	Long Beach Mortgage Loan Trust
	Series 2006-WL3 Cl. 2A4
300	1.532% (1 Month USD Libor + 0.300%) 01/25/2036[4]	227
	Series 2005-WL2 Cl. M2
500	1.967% (1 Month USD Libor + 0.490%) 08/25/2035[4]	488
		715
	MASTR Asset Backed Securities Trust
	Series 2006-HE2 Cl. A4
199	1.472% (1 Month USD Libor + 0.240%) 06/25/2036[4]	114
	Morgan Stanley ABS Capital I Inc. Trust
	Series 2006-HE8 Cl. A2FP
105	1.302% (1 Month USD Libor + 0.070%) 10/25/2036[4]	58
	Morgan Stanley Mortgage Loan Trust
	Series 2006-15XS Cl. A6A
119	5.910%—11/25/2036[3]	58
	Navient Student Loan Trust
	Series 2016-7A Cl.A
184	2.382% (1 Month USD Libor + 1.150%) 03/25/2066[2,4]	186
	Saxon Asset Securities Trust
	Series 2003-1 Cl. AF7
77	4.034%—06/25/2033[3]	78
	Soundview Home Loan Trust
	Series 2006-OPT2 Cl. A4
200	1.512% (1 Month USD Libor + 0.280%) 05/25/2036[4]	181
	Whitehorse VI Ltd.
	Series 2012 1A Cl. A1R
409	2.370% (3 Month USD Libor + 1.200%) 02/03/2025[2,4]	410
TOTAL ASSET-BACKED SECURITIES
(Cost $1,921)		2,081

BANK LOAN OBLIGATIONS—0.1%
	Petroleo Global Trading Term Loan
100	3.450%—02/19/2020	98

COLLATERALIZED MORTGAGE OBLIGATIONS—1.5%
Principal Amount		Value
	Alliance Bancorp Trust
	Series 2007 Cl. OA1
$76	1.472% (1 Month USD Libor + 0.240%) 07/25/2037[4]	$ 65
	Bear Stearns Arm Trust
	Series 2005-12 Cl. 23A1
55	3.339%—02/25/2036[4]	54
	Series 2006-2 Cl. 3A2
30	3.703%—07/25/2036[4]	29
		83
	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
391	2.016% (1 Month USD Libor + 0.800%) 08/25/2035[4,2]	353
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
26	3.099%—04/20/2035[4]	25
	First Horizon Alternative Mortgage Securities Trust
	Series 2006-FA8 Cl. 1A7
12	6.000%—02/25/2037	10
	Lavender Trust
	Series 2010-RR2A Cl. A4
1,155	6.250%—10/26/2036[2]	926
	Morgan Stanley Mortgage Loan Trust
	Series 2006-8AR Cl. 6A1
98	3.106%—06/25/2036[4]	98
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
54	1.632% (1 Month USD Libor + 0.400%) 01/25/2046[4]	26
	Washington Mutual Mortgage Pass Through Certificates Trust
	Series 2003-AR9 Cl. 2A
22	2.856%—09/25/2033[4]	22
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,459)		1,608

CORPORATE BONDS & NOTES—5.1%
Banks—1.7%
	AerCap Ireland Capital Ltd.
300	4.625%—10/30/2020	320
	Deutsche Bank AG
500	4.250%—10/14/2021	527
	ING Bank NV MTN[5]
100	2.625%—12/05/2022[2]	101
	Santander Holdings USA Inc.
600	2.642% (3 Month USD Libor + 1.450%) 11/24/2017[4]	602
	Toronto Dominion Bank
200	2.250%—03/15/2021[2]	201
		1,751
Capital Markets—1.1%
	Goldman Sachs Group Inc.
500	2.446% (3 Month USD Libor + 1.200%) 09/15/2020[4]	509
	UBS AG/London
300	1.799% (3 Month USD Libor + 0.580%) 06/08/2020[2,4]	301
	UBS AG/London MTN[5]
300	1.539% (3 Month USD Libor + 0.320%) 12/07/2018[2,4]	301
		1,111

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

CORPORATE BONDS & NOTES—Continued
Principal Amount			Value
Consumer Finance—1.0%
		Ally Financial Inc.
	$100	3.500%—01/27/2019	$ 102
	100	4.750%—09/10/2018	103
			205
		Navient Corp. MTN[5]
	740	4.125% (US CPI Urban Consumers YoY + 2.250%) 05/03/2019[4,6]	728
	100	5.500%—01/15/2019	104
			832
			1,037
Diversified Financial Services—0.2%
		Ally Financial Inc.
	200	3.600%—05/21/2018	202
Diversified Telecommunication Services—0.2%
		AT&T Inc.
	100	1.954% (3 Month USD Libor + 0.650%) 01/15/2020[4]	101
	100	5.150%—02/14/2050	100
			201
Health Care Equipment & Supplies—0.2%
		Boston Scientific Corp.
	200	2.850%—05/15/2020	203
Internet Software & Services—0.1%
		eBay Inc.
	100	2.750%—01/30/2023	99
Oil, Gas & Consumable Fuels—0.6%
		Petrobras Global Finance BV
	400	5.375%—01/27/2021	412
	200	7.375%—01/17/2027	217
			629
TOTAL CORPORATE BONDS & NOTES
(Cost $5,069)			5,233

FOREIGN GOVERNMENT OBLIGATIONS—6.5%
		Argentine Republic Government International Bond
	300	6.875%—01/26/2027	309
		Canadian Government RRB Bonds
CAD$	297	4.250%—12/01/2026[6]	319
		Hellenic Republic Government International Bond MTN[5]
	¥100,000	3.800%—08/08/2017	902
		Italy Buoni Poliennali del Tesoro
	€102	0.100%—05/15/2022[2,6]	122
		Japan Government CPI Linked Bond[6]
	¥80,349	0.100%—03/10/2027	759
		Japan Treasury Discount Bill
	220,000	0.000%—08/07/2017[7]	1,996
		Mexican Bonos
MEX$	2,886	7.750%—05/29/2031	173
		New Zealand Government Bond
NZD$	1,600	2.000%—09/20/2025[6]	1,280
		U.K. Gilt
	£10	3.250%—01/22/2044	17
FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount		Value
	U.K. Gilt Inflation Linked[6]
£375	0.125%—03/22/2046-11/22/2065	$ 855
TOTAL FOREIGN GOVERNMENT OBLIGATIONS
(Cost $6,694)		6,732

MORTGAGE PASS-THROUGH—1.7%
	Federal Home Loan Mortgage Corp. REMIC[8]
$325	1.826% (1 Month USD Libor + 0.600%) 12/15/2037[4]	328
	Federal National Mortgage Association REMIC[8]
63	1.582% (1 Month USD Libor + 0.350%) 07/25/2037[4]	64
80	1.612% (1 Month USD Libor + 0.380%) 07/25/2037[4]	80
39	1.672% (1 Month USD Libor + 0.380%) 05/25/2036[4]	39
189	1.912% (1 Month USD Libor + 0.680%) 02/25/2041[4]	192
		375
	Federal National Mortgage Association TBA[9]
1,000	3.500%—10/12/2047	1,026
TOTAL MORTGAGE PASS-THROUGH
(Cost $1,720)		1,729

U.S. GOVERNMENT OBLIGATIONS—116.2%
	U.S. Treasury Inflation Indexed Bonds[6]
888	0.125%—04/15/2019[10]	889
16,444	0.125%—04/15/2020-07/15/2026	16,411
3,151	0.250%—01/15/2025	3,116
5,826	0.375%—07/15/2023-07/15/2025	5,855
14,932	0.625%—07/15/2021-02/15/2043	15,223
1,795	0.750%—02/15/2042-02/15/2045	1,701
1,470	0.875%—02/15/2047	1,427
671	1.000%—02/15/2046	671
7,088	1.375%—02/15/2044	7,715
12,038	1.875%—07/15/2019	12,544
493	2.000%—01/15/2026	556
1,948	2.125%—01/15/2019-02/15/2041	2,185
33,665	2.375%—01/15/2025-01/15/2027	38,627
2,918	2.500%—01/15/2029[10]	3,531
847	3.625%—04/15/2028	1,113
149	3.875%—04/15/2029	203
		111,767
	U.S. Treasury Notes
2,500	2.125%—07/31/2024	2,503
4,500	2.750%—02/15/2024	4,693
1,030	3.000%—02/15/2047-05/15/2047	1,052
		8,248
TOTAL U.S. GOVERNMENT OBLIGATIONS
(Cost $121,017)		120,015

SHORT-TERM INVESTMENTS—5.2%
CERTIFICATES OF DEPOSIT—3.5%
	Barclays plc
500	1.781% (3 Month USD Libor + 0.470%) 03/16/2018-05/17/2018[4]	500
300	2.082% (3 Month USD Libor + 0.770%) 11/06/2017[4]	301
		801
	Mitsubishi UFJ Trust & Banking Corp.
400	0.000% (3 Month USD Libor + 0.720%) 09/19/2017[4]	400

Harbor Real Return Fund
Portfolio of Investments—Continued

Value, Cost and Principal Amounts in Thousands

SHORT-TERM INVESTMENTS—Continued
Principal Amount		Value
CERTIFICATES OF DEPOSIT—Continued
	Natixis NY
$500	0.000% (3 Month USD Libor + 0.690%) 09/25/2017[4]	$ 500
	Norinchukin BK
600	0.000% (3 Month USD Libor + 0.715%) 10/11/2017[4]	601
	Sumitomo Mitsui BKG Corp.
400	0.000% (3 Month USD Libor + 0.700%) 09/15/2017[4]	400
	Sumitomo Mitsui Trust Bank Limited
900	0.000% (3 Month USD Libor + 0.730%) 09/18/2017-10/06/2017[4]	900
		3,602
REPURCHASE AGREEMENTS—1.7%
1,100	Repurchase Agreement with Citigroup Global Markets Inc. dated July 31, 2017 due August 01, 2017 at 1.160% collateralized by U.S. Treasury Notes (value $1,120)	1,100
640	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $654)	640
		1,740
TOTAL SHORT-TERM INVESTMENTS
(Cost $5,340)		5,342
TOTAL INVESTMENTS—138.3%
(Cost $143,317)		142,838
CASH AND OTHER ASSETS, LESS LIABILITIES—(38.3)%		(39,547)
TOTAL NET ASSETS—100.0%		$103,291
FUTURES CONTRACTS OPEN AT JULY 31, 2017
Description	Number of Contracts	Expiration Date	Original Notional Value (000s)	Current Notional Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Euro-BOBL Futures (Long)	2	09/07/2017	€ 200	€ 264	$ (3)
United Kingdom GILT Futures 90 day (Short)	16	09/27/2017	£ 1,600	£ 2,016	—
U.S. Treasury Bond Futures 30 year (Short)	25	09/20/2017	$ 2,500	$ 3,824	(18)
U.S. Treasury Note Futures 5 year (Short)	37	09/29/2017	3,700	4,372	(1)
U.S. Treasury Note Futures 10 year (Long)	10	09/20/2017	1,000	1,259	(4)
Ultra U.S. Treasury Bond Futures 30 year (Long)	4	09/20/2017	400	658	3
Total Futures Contracts					$(23)

PURCHASED OPTIONS OPEN AT JULY 31, 2017
PURCHASED OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Eurodollar Futures (Put)	CME Group	$ 98.25	03/19/2018	55	$6	$3
Total Purchased Options Not Settled Through Variation Margin					$6	$3

Harbor Real Return Fund
Portfolio of Investments—Continued

PURCHASED OPTIONS—Continued
PURCHASED SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Rate	Expiration Date	Number of Contracts/ Notional	Premiums Paid (000s)	Value (000s)
Interest Rate Swap Option 10 year (Put)	Morgan Stanley Capital Services LLC	3-Month USD-LIBOR	Receive	2.770%	07/16/2018	2,700,000	$ 31	$ 32
Interest Rate Swap Option 30 year (Call)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	2.150	06/15/2018	700,000	70	12
Interest Rate Swap Option 30 year (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Receive	2.150	06/15/2018	700,000	70	83
Total Purchased Swap Options Not Settled Through Variation Margin							$171	$127
Total Purchased Options							$177	$130

WRITTEN OPTIONS OPEN AT JULY 31, 2017
WRITTEN OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty/Exchange	Strike Price	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Currency Option U.S. Dollar vs. Euro (Call)	Goldman Sachs Bank USA	€ 1.19	09/21/2017	396,000	$ 2	$ (4)
Eurodollar Futures (Call)	CME Group	$ 98.75	03/19/2018	55	6	(2)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	126.50	08/25/2017	9	2	(2)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	127.00	08/25/2017	9	2	(1)
U.S. Treasury Note Option 10 year (Call)	Chicago Board of Trade	127.50	08/25/2017	9	5	(1)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	124.50	08/25/2017	9	4	(1)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	125.00	08/25/2017	9	2	(2)
U.S. Treasury Note Option 10 year (Put)	Chicago Board of Trade	125.50	08/25/2017	17	5	(6)
Total Written Options Not Settled Through Variation Margin					$28	$(19)
WRITTEN SWAP OPTIONS NOT SETTLED THROUGH VARIATION MARGIN
Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Strike Index/ Rate	Expiration Date	Number of Contracts/ Notional	Premiums Received (000s)	Value (000s)
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	3-Month USD-LIBOR	Receive	243.270 [j]	04/22/2024	4,000,000	$ 29	$ —
Consumer Price All Urban Non-Seasonally Adjusted Index - Cap (Call)	JP Morgan Chase Bank NA	3-Month USD-LIBOR	Receive	244.170 [j]	05/16/2024	300,000	2	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	3-Month USD-LIBOR	Pay	216.690 [j]	04/07/2020	3,600,000	32	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Citibank NA	3-Month USD-LIBOR	Pay	217.970 [j]	09/29/2020	500,000	7	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	Deutsche Bank AG	3-Month USD-LIBOR	Pay	233.550 [j]	01/22/2018	600,000	6	—
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	3-Month USD-LIBOR	Pay	234.810 [j]	03/24/2020	1,700,000	19	(5)
Consumer Price All Urban Non-Seasonally Adjusted Index - Floor (Put)	JP Morgan Chase Bank NA	3-Month USD-LIBOR	Pay	238.640 [j]	10/02/2020	1,000,000	19	(4)
Eurozone HICP Ex. Tobacco Index - Cap (Call)	Goldman Sachs Bank USA	3-Month USD-LIBOR	Receive	120.720 [j]	06/22/2035	400,000	18	(4)
Interest Rate Swap Option 5 year (Call)	Royal Bank of Scotland plc	3-Month USD-LIBOR	Receive	1.800%	11/07/2017	1,200,000	10	—
Interest Rate Swap Option 5 year (Put)	Royal Bank of Scotland plc	3-Month USD-LIBOR	Pay	2.600	11/07/2017	1,200,000	11	(10)
Total Written Swap Options Not Settled Through Variation Margin							$153	$(23)
Total Written Options							$181	$(42)

Harbor Real Return Fund
Portfolio of Investments—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JULY 31, 2017
Counterparty	Amount to be Delivered (000s)	Amount to be Received (000s)	Settlement Date	Unrealized Appreciation/ (Depreciation) (000s)
Citibank NA	$ 621	ARG$ 37	09/15/2017	$ (3)
HSBC Bank USA	$ 1,502	ARG$ 90	09/15/2017	(7)
BNP Paribas SA	ARG$ 12	$ 220	09/15/2017	—
JP Morgan Chase Bank	ARG$ 12	$ 220	09/15/2017	—
HSBC Bank USA	AUD$ 474	$ 620	08/02/2017	(22)
Barclays Capital	$ 890	R$ 284	08/02/2017	1
Barclays Capital	$ 890	R$ 278	09/05/2017	6
Deutsche Bank AG	$ 890	R$ 267	08/02/2017	19
Barclays Capital	R$ 279	$ 890	08/02/2017	(6)
Deutsche Bank AG	R$ 284	$ 890	08/02/2017	(1)
Deutsche Bank AG	R$ 56	$ 178	09/05/2017	(1)
Goldman Sachs Bank USA	$ 866	£ 1,138	08/02/2017	5
HSBC Bank USA	$ 82	£ 107	08/02/2017	2
Goldman Sachs Bank USA	£ 365	$ 282	08/02/2017	(8)
Goldman Sachs Bank USA	£ 1,139	$ 866	09/05/2017	(5)
JP Morgan Chase Bank NA	£ 64	$ 49	08/02/2017	(1)
UBS AG	£ 791	$ 617	08/02/2017	(23)
JP Morgan Chase Bank NA	CAD$ 300	$ 411	08/15/2017	(30)
Citibank NA	$ 215,245	COL$ 72	08/08/2017	—
BNP Paribas SA	COL$ 74	$ 215,245	08/08/2017	2
Citibank NA	COL$ 71	$ 215,245	11/01/2017	—
Citibank NA	€ 106	$ 90	09/05/2017	(1)
Credit Suisse International	$ 23,487	₹ 358	12/04/2017	3
BNP Paribas SA	₹ 73	$ 4,749	12/04/2017	—
Citibank NA	$ 181,400	¥ 1,634	08/02/2017	12
BNP Paribas SA	¥ 1,622	$ 181,400	08/02/2017	(23)
Citibank NA	¥ 1,261	$ 140,000	08/07/2017	(9)
Citibank NA	¥ 1,636	$ 181,400	09/05/2017	(12)
UBS AG	¥ 720	$ 80,000	08/07/2017	(6)
Goldman Sachs Bank USA	$ 2,881	MEX$ 163	08/08/2017	(2)
JP Morgan Chase Bank NA	$ 3,744	MEX$ 213	08/08/2017	(3)
BNP Paribas SA	MEX$ 83	$ 1,601	08/08/2017	(7)
Citibank NA	MEX$ 272	$ 5,024	08/08/2017	(10)
Goldman Sachs Bank USA	MEX$ 160	$ 2,881	12/15/2017	1
JP Morgan Chase Bank NA	MEX$ 1,722	NZD$ 1,286	08/02/2017	7
Citibank NA	NZD$ 1,258	$ 1,722	08/02/2017	(35)
JP Morgan Chase Bank NA	NZD$ 1,286	$ 1,722	09/05/2017	(7)
Citibank NA	$ 15,597	RUS$ 270	09/21/2017	(12)
Goldman Sachs Bank USA	RUS$ 265	$ 15,508	10/20/2017	10
Total Forward Currency Contracts				$(166)

SWAP AGREEMENTS OPEN AT JULY 31, 2017
CENTRALLY CLEARED SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	0.830%	At maturity	05/15/2018	€ 1,200	$(17)	$ (5)	$ (12)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	09/15/2018	300	2	(1)	3
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	10/15/2018	200	1	(1)	2
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	04/15/2021	1,150	35	19	16
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	05/15/2021	900	27	6	21
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	12/15/2021	140	1	—	1
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.178	At maturity	05/15/2026	200	(7)	(5)	(2)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.385%	At maturity	12/15/2026	€ 1,000	$ (7)	$ —	$ (7)
LCH Group	Eurostat Eurozone HICP Ex Tobacco NSA	Pay	1.000	At maturity	06/15/2027	400	5	—	5
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.000	At maturity	11/15/2018	100	—	—	—
LCH Group	French Consumer Price Index Ex Tobacco Index	Pay	1.438	At maturity	06/15/2027	400	(5)	—	(5)
LCH Group	British Bankers' Association LIBOR GBP 6-Month	Pay	1.500	Semiannual	09/20/2027	£ 1,800	(42)	(26)	(16)
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.190	At maturity	04/15/2030	300	(4)	(17)	13
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.350	At maturity	05/15/2030	700	18	(7)	25
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.400	At maturity	06/15/2030	400	13	2	11
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.325	At maturity	08/15/2030	1,100	9	(21)	30
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.100	At maturity	06/15/2031	300	(27)	(36)	9
LCH Group	UK Retail Prices Index All Items NSA	Pay	3.358	At maturity	04/15/2035	200	2	(4)	6
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	At maturity	10/15/2046	450	(48)	(34)	(14)
LCH Group	UK Retail Prices Index All Items NSA	Pay	1.000	At maturity	03/15/2047	40	1	—	1
CME Group	British Bankers' Association LIBOR JPY 6-Month	Pay	1.000	Semiannual	09/18/2023	¥ 40,000	(19)	(15)	(5)
LCH Group	British Bankers' Association LIBOR JPY 6-Month	Pay	0.450	Semiannual	03/20/2029	340,000	(17)	(19)	2
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.200	Lunar	06/05/2024	MEX$ 4,600	3	—	3
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.040	Lunar	12/17/2026	5,800	22	—	22
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.730	Lunar	02/25/2027	2,500	6	3	3
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.200	Lunar	06/11/2027	1,100	—	—	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	8.310	Lunar	11/28/2036	1,300	7	7	—
CME Group	Mexico Interbank TIIE 28 Day	Pay	7.480	Lunar	06/18/2037	1,450	—	—	—
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	Semiannual	06/15/2018	$ 1,000	(1)	4	(6)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.250	Semiannual	06/21/2019	9,300	57	56	2
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.680	Semiannual	10/25/2023	1,000	24	—	24
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.670	Semiannual	11/19/2023	1,000	23	—	23
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.680	Semiannual	12/12/2023	1,000	23	—	23

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500%	Semiannual	12/19/2023	$ 800	$ 12	$ (6)	$ 18
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.500	Semiannual	02/22/2026	3,160	1	—	1
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.400	Semiannual	03/16/2026	2,900	15	—	15
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	Semiannual	04/21/2026	1,700	17	(10)	27
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.300	Semiannual	04/27/2026	2,000	20	(8)	28
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.850	Semiannual	07/27/2026	600	19	(2)	21
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.000	Semiannual	07/27/2026	3,500	86	53	33
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.970	Semiannual	10/25/2048	200	(14)	—	(14)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.950	Semiannual	11/19/2048	100	(6)	—	(6)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.950	Semiannual	12/12/2048	100	(6)	—	(6)
CME Group	British Bankers' Association LIBOR USD 3-Month	Pay	2.750	Semiannual	12/19/2048	100	(2)	3	(5)
LCH Group	British Bankers' Association LIBOR USD 3-Month	Pay	1.750	Semiannual	12/21/2026	1,570	63	(46)	108
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	04/27/2018	900	(4)	—	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	04/28/2018	1,500	(7)	—	(7)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.078	At maturity	03/29/2019	3,300	34	—	34
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.935	At maturity	04/27/2019	900	7	—	7
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	11/23/2020	500	(2)	—	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	11/25/2020	400	(2)	—	(2)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	07/26/2021	300	6	10	(4)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	09/12/2021	310	5	10	(5)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.063	At maturity	05/12/2025	100	1	—	1
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.730	At maturity	07/26/2026	300	(10)	(16)	6
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.800	At maturity	09/12/2026	200	(5)	(2)	(3)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.801	At maturity	09/12/2026	310	(8)	(15)	7
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.805	At maturity	09/12/2026	200	(5)	(9)	4

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
CENTRALLY CLEARED SWAP AGREEMENTS—Continued
INTEREST RATE SWAPS—Continued
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	1.780%	At maturity	09/15/2026	$ 200	$ (5)	$ (9)	$ 4
LCH Group	US Consumer Price Index Urban Consumers NSA	Pay	2.067	At maturity	07/25/2027	400	(2)	—	(2)
Interest Rate Swaps									$432
CENTRALLY CLEARED SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value (000s)	Payment Frequency	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
ICE Group	Markit iTraxx Europe Indices Series 26 Version 1	Buy	1.000%	12/20/2021	0.461%	$ (14)	Quarterly	$ (7)	€ 500	$ (7)
ICE Group	Markit iTraxx Europe Indices Series 27 Version 1	Buy	1.000	06/20/2022	0.526	(43)	Quarterly	(26)	1,500	(17)
ICE Group	Markit CDX North America High Yield Index Series 28	Buy	5.000	06/20/2022	3.205	(189)	Quarterly	(160)	$ 2,300	(29)
Credit Default Swaps										$(53)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
INTEREST RATE SWAPS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.400%	At maturity	06/15/2030	£ 200	$ 7	$ 1	$ 6
Goldman Sachs Bank USA	UK Retail Prices Index All Items NSA	Receive	3.330	At maturity	08/15/2030	370	3	(2)	5
Deutsche Bank AG	US Consumer Price Index Urban Consumers NSA	Pay	1.000	At maturity	07/15/2022	$ 300	(30)	7	(37)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.788	At maturity	07/18/2026	1,200	(32)	—	(32)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.000	At maturity	07/20/2026	1,200	(31)	—	(31)
Morgan Stanley Capital Services LLC	US Consumer Price Index Urban Consumers NSA	Receive	1.805	At maturity	09/20/2026	100	(2)	—	(2)
Interest Rate Swaps									$(91)

Harbor Real Return Fund
Portfolio of Investments—Continued

SWAP AGREEMENTS—Continued
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS—Continued
VARIANCE SWAPS ON INDICES
Counterparty	Reference Assets	Pay/Receive Variance[g]	Initial Volatility Strike	Payment Frequency	Expiration Date	Notional Amount (000s)	Value (000s)	Upfront Premiums Received/ (Paid) (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Goldman Sachs International	Intercontinental Exchange LIBOR USD 3-month	Receive	$ 1.27	At maturity	03/20/2018	$ 100	$99	$—	$(1)
Variance Swaps on Indicies									$(1)
OVER-THE-COUNTER (OTC) SWAP AGREEMENTS
CREDIT DEFAULT SWAPS
Counterparty	Reference Entity	Buy/ Sell[b,c]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[d]	Value [f] (000s)	Payment Frequency	Upfront Premium Paid/ (Received) (000s)	Notional Amount[f] (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Credit Suisse International	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000%	06/20/2021	1.605%	$ (4)	Quarterly	$(14)	$ 200	$ 10
Deutsche Bank AG	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.605	(2)	Quarterly	(8)	100	6
HSBC Bank USA NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2022	2.076	(5)	Quarterly	(7)	100	2
JP Morgan Chase Bank NA	Federative Republic of Brazil 4.250% due 01/07/2025	Sell	1.000	06/20/2021	1.605	(2)	Quarterly	(7)	100	5
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	10/17/2057	0.000	—	Monthly	(4)	100	4
Goldman Sachs International	Markit CMBX North America AAA Indices	Sell	0.500	09/17/2058	0.000	(1)	Monthly	(6)	100	5
Credit Default Swaps										32
Total Swaps										$319

FIXED INCOME INVESTMENTS SOLD SHORT AT JULY 31, 2017 — (1.7)%
Principal Amount (000s)	Security	Proceeds (000s)	Value (000s)
$ 1,000	Federal National Mortgage Association TBA[9] 3.500%—09/13/2047	$ 1,027	$ (1,028)
700	U.S. Treasury Notes 2.125%—07/31/2024	701	(701)
	Fixed Income Investments Sold Short	$ 1,728	$ (1,729)

FAIR VALUE MEASUREMENTS
The following table summarizes the Fund’s investments as of July 31, 2017 based on the inputs used to value them.
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$ 2,081	$—	$ 2,081
Bank Loan Obligations	—	98	—	98
Collateralized Mortgage Obligations	—	1,608	—	1,608
Corporate Bonds & Notes	—	5,233	—	5,233
Foreign Government Obligations	—	6,732	—	6,732
Mortgage Pass-Through	—	1,729	—	1,729
U.S. Government Obligations	—	120,015	—	120,015

Harbor Real Return Fund
Portfolio of Investments—Continued

FAIR VALUE MEASUREMENTS—Continued
Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Short-Term Investments
Certificates Of Deposit	$ —	$ 3,602	$—	$ 3,602
Repurchase Agreements	—	1,740	—	1,740
Total Investments in Securities	$ —	$142,838	$—	$142,838
Financial Derivative Instruments - Assets
Forward Currency Contracts	$ —	$ 68	$—	$ 68
Futures Contracts	3	—	—	3
Purchased Options	3	127	—	130
Swap Agreements	—	602	—	602
Total Financial Derivative Instruments - Assets	$ 6	$ 797	$—	$ 803
Liability Category
Fixed Income Investments Sold Short	$ —	$ (1,729)	$—	$ (1,729)
Financial Derivative Instruments - Liabilities
Forward Currency Contracts	$ —	$ (234)	$—	$ (234)
Futures Contracts	(26)	—	—	(26)
Swap Agreements	—	(283)	—	(283)
Written Options	(15)	(27)	—	(42)
Total Financial Derivative Instruments - Liabilities	$(41)	$ (544)	$—	$ (585)
Total Investments	$(35)	$141,362	$—	$141,327
The following is a rollforward of the Fund’s Level 3 investments during the period ended July 31, 2017.
Valuation Description	Balance Beginning at 11/01/2016 (000s)	Purchases (000s)	Sales (000s)	Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In Level 3 (000s)	Transfers Out of Level 3 (000s)	Ending Balance as of 07/31/2017 (000s)
Asset-Backed Securities	$500	$—	$(91)	$—	$—	$1	$—	$(410) [h]	$—
There were no transfers between Levels 1 and 2 during the period.
For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.
DERIVATIVE INSTRUMENTS
The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of July 31, 2017.
Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$ 32	$ (53)
Foreign Exchange Contracts	68	(238)
Interest Rate Contracts	703	(294)
Total	$803	$(585)

Harbor Real Return Fund
Portfolio of Investments—Continued

1	Floating rate security, the stated rate represents the rate in effect at July 31, 2017.
2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At July 31, 2017, the aggregate value of these securities was $2,936,000 or 3% of net assets.
3	Step coupon security, the stated rate represents the rate in effect at July 31, 2017.
4	Variable rate security, the stated rate represents the rate in effect at July 31, 2017.
5	MTN after the name of a security stands for Medium Term Note.
6	Inflation-protected securities (“IPS”) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.
7	Zero coupon bond.
8	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.
9	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after July 31, 2017. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date (see Note 2 of the accompanying Notes to Portfolios of Investments).
10	At July 31, 2017, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options (see Note 2 of the accompanying Notes to Portfolios of Investments). The securities pledged had an aggregate value of $405,000 or less than 1% of net assets.
b	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
c	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
d	Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
e	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
f	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
g	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.
h	Transferred from Level 3 to Level 2 due to the availability of observable market data for pricing input.
j	Amount represents Index Value.
ARG$	Argentine Peso
AUD$	Australian Dollar
R$	Brazilian Real
£	British Pound
CAD$	Canadian Dollar
€	Euro
COL$	Colombian Peso
₹	Indian Rupee
¥	Japanese Yen
MEX$	Mexican Peso
NZD$	New Zealand Dollar
RUS$	Russian Ruble
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Money Market Fund
Portfolio of Investments— July 31, 2017 (Unaudited)

Value, Cost, and Principal Amounts in Thousands

Total Investments (% of net assets)
(Excludes net cash of -0.1%)
GOVERNMENT AGENCY DEBT—68.2%†
Principal Amount		Value
	Federal Home Loan Bank Discount Notes
$7,200	0.980%—08/23/2017	$ 7,196
5,300	1.007%—08/16/2017	5,298
5,000	1.015%—08/24/2017	4,997
5,377	1.023%—08/25/2017	5,373
1,100	1.029%—09/06/2017	1,099
5,500	1.031%—09/08/2017	5,494
4,050	1.039%—09/01/2017	4,046
		33,503
	Federal Home Loan Mortgage Corp. Discount Notes
7,000	0.985%—09/06/2017	6,993
1,900	0.990%—09/08/2017	1,898
7,000	0.995%—08/31/2017	6,994
		15,885
	Federal National Mortgage Association Discount Notes
7,322	0.855%—08/02/2017	7,322
6,000	0.940%—08/21/2017	5,997
4,000	0.960%—09/05/2017	3,996
5,550	0.980%—08/28/2017	5,546
17,200	0.990%—09/06/2017-09/29/2017	17,178
		40,039
TOTAL GOVERNMENT AGENCY DEBT
(Cost $89,427)		89,427

TREASURY DEBT—31.8%†
Principal Amount		Value
	U.S. Treasury Bills
$8,000	0.927%—08/31/2017	$ 7,994
3,500	0.928%—08/17/2017	3,498
7,725	0.933%—09/14/2017	7,716
5,000	0.958%—09/07/2017	4,995
5,000	0.975%—09/21/2017	4,993
8,500	0.986%—09/28/2017	8,486
4,100	1.025%—10/12/2017	4,092
TOTAL TREASURY DEBT
(Cost $41,774)		41,774

REPURCHASE AGREEMENTS—0.1%
(Cost $144)
144	Repurchase Agreement with State Street Corp. dated July 31, 2017 due August 01, 2017 at 0.001% collateralized by U.S. Treasury Notes (value $152)	144
TOTAL INVESTMENTS—100.1%
(Cost $131,345)		131,345
CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(191)
TOTAL NET ASSETS—100.0%		$131,154

FAIR VALUE MEASUREMENTS
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at July 31, 2017 or October 31, 2016, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	Coupon represents yield to maturity
The accompanying notes are an integral part of the Portfolios of Investments.

Harbor Fixed Income Funds
Notes to Portfolios of Investments— July 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 31 separate portfolios. The portfolios covered by this report include: Harbor Convertible Securities Fund, Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds," respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.
The Funds currently may offer up to four classes of shares, designated as Institutional Class, Administrative Class, Investor Class, and Retirement Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
Harbor Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies, consider a number of subjective factors, analyze applicable facts and circumstances and, in general, exercise judgment, when valuing Fund investments. The methodology used for a specific type of investment may vary based on the circumstances and relevant considerations, including available market data.
Equity securities (including common stock, preferred stock, and convertible preferred stock), exchange-traded notes and financial derivative instruments (such as futures contracts, options contracts, including rights and warrants and centrally cleared swap agreements) that are traded or cleared on a national securities exchange or system (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded or cleared as of the valuation date. Securities listed on the NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there are no sales on the valuation day, (i) securities traded principally on a U.S. exchange, including NASDAQ, are valued at the mean between the closing bid and ask price; and (ii) securities traded principally on a foreign exchange, including United Kingdom securities, are valued at the official bid price determined as of the close of the primary exchange. Securities of open-end registered investment companies that are held by a Fund are valued at net asset value. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.
Debt securities (including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities other than short-term securities with a remaining maturity of less than 60 days at the time of acquisition), are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. An evaluated price represents an assessment by the pricing vendor using various market inputs of what the pricing vendor believes is the fair value of a security at a particular point in time. The pricing vendor determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing vendor believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing vendor may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumption, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing vendor’s evaluation process, which means that the evaluated price supplied by the pricing vendor will frequently differ from that transaction price. Securities held by Harbor Money Market Fund are valued at amortized cost, which the Adviser has determined, pursuant to the Board of Trustees’ authorization, approximates fair value. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and the maturity value of the issue over the period to effective maturity.
Short-term securities with a remaining maturity of less than 60 days at the time of acquisition that are held by a Fund are valued at amortized cost to the extent amortized cost represents fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.
Over-the-counter (“OTC”) financial derivative instruments, such as forward currency contracts, options contracts, and swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs, or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing vendor selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing vendor, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing vendor or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized as Level 2 in the fair value hierarchy.
When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value as determined by the Trust’s Valuation Committee (the “Valuation Committee”) pursuant to procedures adopted, and subject to oversight, by the Board of Trustees. The Valuation Committee is comprised of a trustee and officers of the Trust and employees of Harbor Capital with relevant experience or responsibilities. Each security for which the Valuation Committee determines a fair value, including the basis for the fair value decision, is reviewed by the Board of Trustees at its regularly scheduled board meetings.
When a fair valuation method is applied by the Valuation Committee or a Fund’s subadviser, securities will be priced by a method that the Valuation Committee or subadviser believes accurately reflects fair value. Securities valued using fair valuation methods that incorporate significant unobservable inputs are normally categorized as Level 3 in the fair value hierarchy. Examples of possible fair valuation methodologies used in determining the fair value of securities categorized as Level 3 in the fair value hierarchy include, but are not limited to, benchmark pricing and indicative market quotations.
When benchmark pricing is used, the base price of a debt security is set and then subsequently adjusted in proportion to the market value changes of an index or similar security (the “benchmark security”) that trades in an active market or for which other observable inputs are available. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by a Fund’s subadviser. If the benchmark security is categorized as Level 2 of the fair value hierarchy due to the lack of an active market for that security, any security adjusted in proportion to the market value of the benchmark security may be categorized as Level 3 in the fair value hierarchy. Significant changes in the unobservable inputs of the benchmark pricing process (i.e., the base price) would result in direct and proportional changes in the fair value of the security. The reasonability of the fair value is reviewed by the subadviser on a periodic basis and may be amended as the availability of market data indicates a material change.
If evaluated pricing through a third-party pricing vendor is not available or deemed to be indicative of fair value, a Fund’s subadviser may elect to obtain indicative market quotations (“broker quotes”) directly from a broker-dealer or passed through from a third-party pricing vendor. Indicative market quotations are typically received from established market participants. In the event that the source of fair value is from a single-sourced broker quote, but the subadviser does not have the transparency to view the underlying inputs that support the market quotation, these securities are categorized as Level 3 in the fair value hierarchy. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.
A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Fund may apply a fair value factor supplied by the pricing vendor to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that becomes available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means that the Fund may value those securities higher or lower than another given fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor in its calculation of net asset value. Securities valued using observable inputs, such as those described above, are normally categorized as Level 2 of the fair value hierarchy.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
Loan Participations and Assignments
Loan participations and loan assignments are direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. During the period, Harbor High-Yield Bond Fund, Harbor Bond Fund, and Harbor Real Return Fund invested in loan participations and assignments. A Fund’s investments in loans may be in the form of participation in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled, only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from the agent, it acquires direct rights against the borrower on the loan.
Harbor High-Yield Bond Fund entered into unfunded loan commitments during the period, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the statement of assets and liabilities and the statement of operations.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Harbor High-Yield Bond Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of an unfunded loan commitment. In certain circumstances, a Fund that has entered into an unfunded loan commitment may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the statement of operations.
As of July 31, 2017, Harbor High-Yield Bond Fund had no unfunded loan commitments outstanding.
Inflation-Indexed Bonds
Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in inflation-indexed bonds. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value that is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income even though investors do not receive the principal until maturity.
Mortgage-Related and Other Asset-Backed Securities
Mortgage-backed or asset-backed securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, CMO residuals, stripped mortgage- backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. During the period, Harbor Bond Fund and Harbor Real Return Fund invested in mortgage- or other asset-backed securities. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
U.S. Government Securities
During the period, Harbor Bond Fund, Harbor Real Return Fund and Harbor Money Market Fund invested in U.S. government securities. U.S. government securities include securities issued by U.S. government agencies or government-sponsored enterprises that may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors are not backed by the full faith and credit of the U.S. government and include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac in conservatorship, while the U.S. Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. government support. No assurance can be given as to whether the U.S. government will continue to support Fannie Mae and Freddie Mac. In addition, the future of Fannie Mae and Freddie Mac is uncertain because Congress has been considering proposals as to whether Fannie Mae and Freddie Mac should be nationalized, privatized, restructured or eliminated altogether. Fannie Mae and Freddie Mac are also the subject of continuing legal actions and investigations which may have an adverse effect on these entities.
Forward Commitments and When-Issued Securities
During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and sold securities on a forward commitment basis, including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date. Such risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if a subadviser deems it appropriate to do so. Each Fund may enter into a forward commitment sale to hedge its portfolio positions or to sell securities it owned under a delayed delivery

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
arrangement. Sale proceeds are not received until the contractual settlement date. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchase and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.
The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchase and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.
A Fund will purchase securities on a when-issued basis, or purchase or sell securities on a forward commitment basis, only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to a Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian, or set aside or restrict in the subadviser’s records or systems relating to the Fund, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with the Fund’s custodian, or set aside or restricted on the subadviser’s records or systems relating to the Fund, while the commitment is outstanding.
Repurchase Agreements
In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. During the period, each Fund entered into repurchase agreements with domestic or foreign banks or with a member firm of the Financial Industry Regulatory Authority, Inc., or an affiliate of a member firm that is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities such that if a Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), a Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). The securities are regularly monitored to ensure that the collateral is adequate. A Fund seeks to further mitigate its counterparty risk by entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty’s default, including bankruptcy, the Fund may terminate any repurchase agreements with that counterparty, determine the net amount owned, and sell or retain the collateral up to the net amount owed to the Fund. A counterparty’s default may cause the Fund to suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the terms of the master repurchase agreement.
Sale-Buybacks
A “sale-buyback” financing transaction consists of a sale of a portfolio security by a Fund to a financial institution (the counterparty) with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. The Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into such financing transactions referred to as sale-buybacks.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The agreed-upon proceeds for securities to be repurchased by the Fund are reflected as a liability on the statement of assets and liabilities. The Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the “price drop.” A price drop consists of two components: (i) the foregone interest and inflationary income adjustments, if any, the Fund would have otherwise received had the security not been sold, and (ii) the negotiated financing terms between the Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income on the Statement of Operations.  Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense on the Statement of Operations. To cover its obligations under sale-buyback transactions, a Fund will segregate cash or liquid securities, which are marked-to-market daily, with the Fund’s custodian, or set aside or restrict assets in the subadviser’s records or systems relating to the Fund, in an amount not less than the repurchase price, including accrued interest, of the underlying security. Sale-buyback transactions involve the risk that the fair value of the securities sold by a Fund may decline below the repurchase price of the securities and, if the proceeds from the sale-buyback transaction are invested in securities, that the fair value of the securities purchased may decline below the repurchase price of the securities sold. In periods of increased demand for a security, the Fund may receive a fee for use of the security by the counterparty, which may result in additional interest income to the Fund.
The average amount of borrowings outstanding during the period ended July 31, 2017 was $67,121,000 at a weighted average interest rate of 0.861% for the Harbor Bond Fund and $32,007,000 at a weighted average interest rate of 0.953% for the Harbor Real Return Fund.
A table that includes the remaining maturity period for outstanding sale-buyback transactions and the type of investment collateral pledged can be found within each Fund’s Portfolio of Investments schedule.
Short Sales
During the period, Harbor Bond Fund and Harbor Real Return Fund engaged in short-selling, which obligates a Fund to replace a borrowed security by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay any accrued interest or dividends to the lender and also may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, subject to pre-arranged exposure levels, it will maintain cash or liquid securities sufficient to cover its short position in a segregated account with the Fund’s custodian or set aside or restricted in the subadviser’s records or systems relating to the Fund. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.
Futures Contracts
A futures contract is an agreement between two parties to buy or sell a specified financial instrument at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used futures contracts to gain exposure to the fixed income asset class with greater efficiency and lower cost than was possible through direct investment, to add value when these securities were attractively priced, or to adjust the portfolio’s sensitivity to changes in interest rates or currency exchange rates. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or can be used to hedge other Fund investments.
Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market. There is no assurance that a Fund will be able to close out its position when the Fund considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the Fund would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments. The maximum potential loss on a long futures contract is

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures contracts against default.
Options
An option, including rights and warrants, is a contract that offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date). During the period, Harbor Bond Fund and Harbor Real Return Fund purchased and wrote (sold) option contracts to manage their exposure to the bond markets and to fluctuations in interest rates and currency values. Purchased call options tend to increase a Fund’s exposure to the underlying instrument. Purchased put options tend to decrease a Fund’s exposure to the underlying instrument.
When a Fund purchases an option, it pays a premium. If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.
When a Fund writes an option, it receives a premium. If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.
The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the fair value of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the fair value of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or if the counterparty does not perform under the contract’s terms.
Options on exchange-traded futures contracts are an option contract in which the underlying instrument is a single futures contract. A Fund may write or purchase options on exchange-traded futures contracts in which a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract referred to as “variation margin.” Such receipts or payments are recorded by a Fund as unrealized gains or losses. When the contract is closed or expires, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Swap Agreements
A swap is a contract between two parties to exchange future cash flows at specified intervals (payment dates) based upon a notional principal amount during the agreed-upon life of the contract. Swaps are marked to market daily and changes in value are recorded as unrealized appreciation or depreciation.
A Fund will only enter into swap agreements with counterparties that meet the minimum credit quality requirements applicable to the Fund and any other appropriate counterparty criteria as determined by the Fund’s subadviser. The minimum credit quality requirements are similar to those applicable to a Fund’s purchase of securities, such that if the Fund is permitted to only purchase securities that are rated investment-grade (or the equivalent if unrated), the Fund could only enter into one of the below referenced transactions with counterparties that have debt outstanding that is rated investment-grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk and interest rate risk. Such risks include the possibility that there is not a liquid market for these agreements, that the counterparty to the

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the value of the contract. This risk is typically mitigated by entering into swap agreements with highly-rated counterparties, the existence of a master netting arrangement between the Fund and the counterparty, and the posting of collateral by the counterparty.
Interest Rate Swaps are agreements between counterparties to exchange cash flows or an exchange of commitments to pay or receive interest with respect to the notional amount of principal. During the period, Harbor Bond Fund and Harbor Real Return Fund used interest rate swap agreements to manage their exposure to interest rate changes. Changes in interest rates can have an effect on the value of bond holdings, the amount of interest income earned and the value of the interest rate swaps held.
Credit Default Swaps are agreements between counterparties to buy or sell protection on a debt security, a basket of securities, or an index of obligations against a defined credit event. Under the terms of a credit default swap, the buyer of protection receives credit protection in exchange for making periodic payments to the seller of protection based on a given percentage applied to a notional principal amount. In return for these payments, the seller acts as the guarantor of the creditworthiness of a reference entity, obligation or index. During the period, Harbor Bond Fund and Harbor Real Return Fund used credit default swap agreements as a seller to gain credit exposure to an issuer or to simulate investments in long bond positions that were either unavailable or less attractively priced in the bond market; the Funds used credit default swap agreements as a buyer to provide a measure of protection against defaults of an issuer. An issuer may represent either a single issuer, a “basket” of issuers, or a credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole.
The buyer in a credit default contract is obligated to pay the seller a periodic stream of payments over the term of the contract provided that no credit event occurs. Credit events may include bankruptcy, failure to pay principal, maturity extension, rating downgrade, or write-down. As a seller, if an underlying credit event occurs, a Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation (or underlying securities comprising an index), or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation (or underlying securities comprising an index). As a buyer, if an underlying credit event occurs, a Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation (or underlying securities comprising an index) or receive a net settlement. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at July 31, 2017 for Harbor Bond Fund and Harbor Real Return Fund was $3,600,000 and $700,000, respectively.
Variance Swaps are agreements between counterparties to exchange cash flows based upon the measured variance (or the square of volatility) of a specified underlying asset. One party agrees to exchange a strike price (“Fixed Rate”) for the realized price variance (“Floating Rate”) on the underlying asset with respect to the notional amount. During the period, Harbor Bond Fund and Harbor Real Return Fund used variance swap agreements to gain or mitigate exposure to underlying reference assets or securities.

When a variance swap agreement is originated, the strike price is generally set such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged where the payoff amount is equal to the difference between the final market price of the asset and the strike price multiplied by the notional amount. As a receiver of the Floating Rate, a Fund receives the payoff amount when the final market price is greater than the strike price and owes the payoff amount when the final market price is less than the strike price. As a payer of the Floating Rate, a Fund owes the payoff amount when the final market price is greater than the strike price, and receives the payoff amount when the final market price is less than the strike price.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. During the period, Harbor Bond Fund and Harbor Real Return Fund used forward currency contracts to manage their exposure to changes in exchange rates or as a hedge against foreign exchange risk related to specific transactions or portfolio positions.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
The forward currency contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. During the period, Harbor Bond Fund and Harbor Real Return Fund entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with forward currency contracts.
Foreign Currency Spot Contracts
A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate for settlement within two business days. During the period, Harbor Bond Fund and Harbor Real Return Fund used foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars.
The foreign currency spot contract is marked-to-market daily for settlements beyond one day, and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Risk of losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.
Foreign Currency Translations
Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transactions. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred. The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, when applicable, are translated into U.S. dollars based on the current exchange rates at period end.
Reported net realized gains and losses on foreign currency transactions, when applicable, represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received.
Master Netting Arrangements
As described in further detail below, each Fund may enter into Master Netting Arrangements that govern the terms of certain transactions. Master Netting Arrangements are designed to reduce the counterparty risk associated with relevant transactions by establishing credit protection mechanisms and providing standardization as a means of improving legal certainty. As Master Netting Arrangements are specific to the unique operations of different asset types, they allow a Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all of the transactions governed under a single agreement with that counterparty. Master Netting Arrangements can also help reduce counterparty risk by specifying collateral posting requirements at pre-arranged exposure levels.
For the period ended July 31, 2017, the following Master Netting Arrangements have been entered into by one or more of the Funds:
Master Repurchase Agreements and Global Master Repurchase Agreements, which govern repurchase and reverse repurchase transactions between the Fund and select counterparties. As of July 31, 2017, each Fund had investment exposures subject to the terms of these agreements.
Master Securities Forward Transaction Agreements, which govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed-delivery or sale-buyback transactions by and between the Fund and select counterparties. As of July 31, 2017, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.

Harbor Fixed Income Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes, which govern over-the-counter market traded financial derivative transactions entered into by the Fund and select counterparties. As of July 31, 2017, Harbor Bond Fund and Harbor Real Return Fund had investment exposures subject to the terms of these agreements.
Investment Company Reporting Modernization
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Convertible Securities Fund*	$ 237,202	$10,134	$ (1,900)	$ 8,234
Harbor High-Yield Bond Fund*	1,536,827	67,101	(12,274)	54,827
Harbor Bond Fund	3,226,127	61,607	(34,984)	26,623
Harbor Real Return Fund*	143,317	1,382	(1,861)	(479)
Harbor Money Market Fund	131,345	—	—	—

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Chief Compliance Officer,
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles F. McCain
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.FI.0717

Quarterly Schedule of
Portfolio Holdings
July 31, 2017
Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class
Harbor Target Retirement Income	HARAX	HARBX	HARCX
Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX
Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX
Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX
Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX
Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX
Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX
Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX
Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX
Harbor Target Retirement 2055 Fund	HATRX	HATAX	HATTX

Harbor Target Retirement Income Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—20.2%
Shares		Value
5,171	Harbor Capital Appreciation Fund	$ 362
16,998	Harbor Mid Cap Growth Fund	181
11,195	Harbor Small Cap Growth Fund	162
29,377	Harbor Large Cap Value Fund	417
11,865	Harbor Mid Cap Value Fund	269
5,978	Harbor Small Cap Value Fund	198
5,082	Harbor International Fund	352
31,269	Harbor Diversified International All Cap Fund	354
23,625	Harbor International Growth Fund	355
6,213	Harbor Global Leaders Fund	151
TOTAL EQUITY FUNDS
(Cost $2,346)		2,801

FIXED INCOME FUNDS—69.9%
177,304	Harbor High-Yield Bond Fund	1,816
FIXED INCOME FUNDS—Continued
Shares		Value
467,651	Harbor Bond Fund	$ 5,457
259,980	Harbor Real Return Fund	2,441
TOTAL FIXED INCOME FUNDS
(Cost $10,000)		9,714

SHORT-TERM INVESTMENTS—9.9%
(Cost $1,382)
1,381,579	Harbor Money Market Fund	1,382
TOTAL INVESTMENTS—100.0%
(Cost $13,728)		13,897
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(1)
TOTAL NET ASSETS—100.0%		$13,896

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional Class shares of affiliated Harbor Funds.
The accompanying notes are an integral part of the Portfolios of Investments.
1

Harbor Target Retirement 2015 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—24.9%
Shares		Value
2,863	Harbor Capital Appreciation Fund	$ 200
9,678	Harbor Mid Cap Growth Fund	103
6,425	Harbor Small Cap Growth Fund	93
16,326	Harbor Large Cap Value Fund	232
6,676	Harbor Mid Cap Value Fund	151
3,391	Harbor Small Cap Value Fund	112
2,847	Harbor International Fund	197
17,556	Harbor Diversified International All Cap Fund	199
13,231	Harbor International Growth Fund	199
3,351	Harbor Global Leaders Fund	82
TOTAL EQUITY FUNDS
(Cost $1,302)		1,568

FIXED INCOME FUNDS—66.3%
84,462	Harbor High-Yield Bond Fund	865
FIXED INCOME FUNDS—Continued
Shares		Value
199,785	Harbor Bond Fund	$2,331
103,823	Harbor Real Return Fund	975
TOTAL FIXED INCOME FUNDS
(Cost $4,212)		4,171

SHORT-TERM INVESTMENTS—8.8%
(Cost $551)
551,001	Harbor Money Market Fund	551
TOTAL INVESTMENTS—100.0%
(Cost $6,065)		6,290
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$6,290

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
2

Harbor Target Retirement 2020 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—34.4%
Shares		Value
16,433	Harbor Capital Appreciation Fund	$ 1,149
58,187	Harbor Mid Cap Growth Fund	619
38,854	Harbor Small Cap Growth Fund	563
95,117	Harbor Large Cap Value Fund	1,351
39,605	Harbor Mid Cap Value Fund	899
20,363	Harbor Small Cap Value Fund	673
16,725	Harbor International Fund	1,159
102,707	Harbor Diversified International All Cap Fund	1,163
77,444	Harbor International Growth Fund	1,162
18,819	Harbor Global Leaders Fund	458
TOTAL EQUITY FUNDS
(Cost $7,763)		9,196

FIXED INCOME FUNDS—61.4%
443,470	Harbor High-Yield Bond Fund	4,541
FIXED INCOME FUNDS—Continued
Shares		Value
750,917	Harbor Bond Fund	$ 8,763
333,599	Harbor Real Return Fund	3,132
TOTAL FIXED INCOME FUNDS
(Cost $16,651)		16,436

SHORT-TERM INVESTMENTS—4.2%
(Cost $1,125)
1,124,628	Harbor Money Market Fund	1,125
TOTAL INVESTMENTS—100.0%
(Cost $25,539)		26,757
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$26,757

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
3

Harbor Target Retirement 2025 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—40.4%
Shares		Value
14,023	Harbor Capital Appreciation Fund	$ 981
49,833	Harbor Mid Cap Growth Fund	530
33,366	Harbor Small Cap Growth Fund	483
80,467	Harbor Large Cap Value Fund	1,143
33,574	Harbor Mid Cap Value Fund	762
17,339	Harbor Small Cap Value Fund	573
14,303	Harbor International Fund	991
87,746	Harbor Diversified International All Cap Fund	993
66,045	Harbor International Growth Fund	991
15,857	Harbor Global Leaders Fund	386
TOTAL EQUITY FUNDS
(Cost $6,776)		7,833

FIXED INCOME FUNDS—59.6%
Shares		Value
383,641	Harbor High-Yield Bond Fund	$ 3,929
493,647	Harbor Bond Fund	5,761
197,700	Harbor Real Return Fund	1,856
TOTAL FIXED INCOME FUNDS
(Cost $11,574)		11,546
TOTAL INVESTMENTS—100.0%
(Cost $18,350)		19,379
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$19,379

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
4

Harbor Target Retirement 2030 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—48.4%
Shares		Value
25,264	Harbor Capital Appreciation Fund	$ 1,767
91,072	Harbor Mid Cap Growth Fund	968
61,058	Harbor Small Cap Growth Fund	884
145,573	Harbor Large Cap Value Fund	2,067
61,143	Harbor Mid Cap Value Fund	1,387
31,798	Harbor Small Cap Value Fund	1,052
25,877	Harbor International Fund	1,793
158,413	Harbor Diversified International All Cap Fund	1,793
119,477	Harbor International Growth Fund	1,794
28,409	Harbor Global Leaders Fund	692
TOTAL EQUITY FUNDS
(Cost $11,998)		14,197

FIXED INCOME FUNDS—51.6%
Shares		Value
546,726	Harbor High-Yield Bond Fund	$ 5,599
647,948	Harbor Bond Fund	7,562
210,372	Harbor Real Return Fund	1,975
TOTAL FIXED INCOME FUNDS
(Cost $15,313)		15,136
TOTAL INVESTMENTS—100.0%
(Cost $27,311)		29,333
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$29,333

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
5

Harbor Target Retirement 2035 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—59.1%
Shares		Value
15,043	Harbor Capital Appreciation Fund	$ 1,052
52,695	Harbor Mid Cap Growth Fund	560
35,139	Harbor Small Cap Growth Fund	509
84,721	Harbor Large Cap Value Fund	1,203
35,302	Harbor Mid Cap Value Fund	801
18,319	Harbor Small Cap Value Fund	606
15,100	Harbor International Fund	1,046
92,850	Harbor Diversified International All Cap Fund	1,051
70,151	Harbor International Growth Fund	1,053
16,779	Harbor Global Leaders Fund	409
TOTAL EQUITY FUNDS
(Cost $7,130)		8,290

FIXED INCOME FUNDS—40.9%
Shares		Value
215,353	Harbor High-Yield Bond Fund	$ 2,205
255,600	Harbor Bond Fund	2,983
57,254	Harbor Real Return Fund	538
TOTAL FIXED INCOME FUNDS
(Cost $5,726)		5,726
TOTAL INVESTMENTS—100.0%
(Cost $12,856)		14,016
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$14,016

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
6

Harbor Target Retirement 2040 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—68.6%
Shares		Value
29,317	Harbor Capital Appreciation Fund	$ 2,051
102,865	Harbor Mid Cap Growth Fund	1,093
68,593	Harbor Small Cap Growth Fund	993
168,573	Harbor Large Cap Value Fund	2,394
69,990	Harbor Mid Cap Value Fund	1,588
35,948	Harbor Small Cap Value Fund	1,189
29,716	Harbor International Fund	2,059
182,329	Harbor Diversified International All Cap Fund	2,064
137,235	Harbor International Growth Fund	2,060
33,532	Harbor Global Leaders Fund	817
TOTAL EQUITY FUNDS
(Cost $13,542)		16,308

FIXED INCOME FUNDS—31.4%
Shares		Value
279,316	Harbor High-Yield Bond Fund	$ 2,860
347,673	Harbor Bond Fund	4,057
58,140	Harbor Real Return Fund	546
TOTAL FIXED INCOME FUNDS
(Cost $7,507)		7,463
TOTAL INVESTMENTS—100.0%
(Cost $21,049)		23,771
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$23,771

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
7

Harbor Target Retirement 2045 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—78.0%
Shares		Value
14,163	Harbor Capital Appreciation Fund	$ 991
48,923	Harbor Mid Cap Growth Fund	520
32,550	Harbor Small Cap Growth Fund	471
81,213	Harbor Large Cap Value Fund	1,153
33,571	Harbor Mid Cap Value Fund	762
17,153	Harbor Small Cap Value Fund	567
14,212	Harbor International Fund	985
87,458	Harbor Diversified International All Cap Fund	990
65,894	Harbor International Growth Fund	989
16,328	Harbor Global Leaders Fund	398
TOTAL EQUITY FUNDS
(Cost $6,761)		7,826

FIXED INCOME FUNDS—22.0%
Shares		Value
85,643	Harbor High-Yield Bond Fund	$ 877
101,959	Harbor Bond Fund	1,190
14,865	Harbor Real Return Fund	139
TOTAL FIXED INCOME FUNDS
(Cost $2,194)		2,206
TOTAL INVESTMENTS—100.0%
(Cost $8,955)		10,032
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$10,032

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
8

Harbor Target Retirement 2050 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—87.6%
Shares		Value
34,702	Harbor Capital Appreciation Fund	$ 2,427
120,203	Harbor Mid Cap Growth Fund	1,278
79,871	Harbor Small Cap Growth Fund	1,157
201,087	Harbor Large Cap Value Fund	2,855
82,811	Harbor Mid Cap Value Fund	1,879
42,186	Harbor Small Cap Value Fund	1,395
35,144	Harbor International Fund	2,436
216,248	Harbor Diversified International All Cap Fund	2,448
162,701	Harbor International Growth Fund	2,442
40,717	Harbor Global Leaders Fund	992
TOTAL EQUITY FUNDS
(Cost $16,216)		19,309

FIXED INCOME FUNDS—12.4%
Shares		Value
120,138	Harbor High-Yield Bond Fund	$ 1,230
128,729	Harbor Bond Fund	1,502
TOTAL FIXED INCOME FUNDS
(Cost $2,705)		2,732
TOTAL INVESTMENTS—100.0%
(Cost $18,921)		22,041
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$22,041

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
9

Harbor Target Retirement 2055 Fund†
Portfolio of Investments— July 31, 2017 (Unaudited)

Value and Cost in Thousands

EQUITY FUNDS—93.0%
Shares		Value
4,005	Harbor Capital Appreciation Fund	$ 280
13,817	Harbor Mid Cap Growth Fund	147
9,170	Harbor Small Cap Growth Fund	133
23,284	Harbor Large Cap Value Fund	331
9,567	Harbor Mid Cap Value Fund	217
4,866	Harbor Small Cap Value Fund	161
4,040	Harbor International Fund	280
24,760	Harbor Diversified International All Cap Fund	280
18,667	Harbor International Growth Fund	280
4,741	Harbor Global Leaders Fund	115
TOTAL EQUITY FUNDS
(Cost $1,966)		2,224

FIXED INCOME FUNDS—7.0%
Shares		Value
7,355	Harbor High-Yield Bond Fund	$ 76
7,892	Harbor Bond Fund	92
TOTAL FIXED INCOME FUNDS
(Cost $165)		168
TOTAL INVESTMENTS—100.0%
(Cost $2,131)		2,392
CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		— [a]
TOTAL NET ASSETS—100.0%		$2,392

Fair Value Measurements
All holdings at July 31, 2017 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2016 or July 31, 2017, and no transfers between levels during the period.
For more information on valuation inputs and their aggregation into the levels identified above, please refer to Fair Value Measurements and Disclosures in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2055 Fund is investing in Institutional Class shares of affiliated Harbor Funds.
a	Rounds to less than $1,000
The accompanying notes are an integral part of the Portfolios of Investments.
10

Harbor Target Retirement Funds
Notes to Portfolios of Investments— July 31, 2017 (Unaudited)

Note 1—Organizational Matters
Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 31 separate portfolios. The portfolios covered by this report include: Harbor Target Retirement Income Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund, Harbor Target Retirement 2050 Fund and Harbor Target Retirement 2055 Fund (individually referred to as a “Fund” and collectively referred to as the “Funds” or “Target Retirement Funds”).  The Funds invest in a combination of other affiliated funds of the Trust (the “Underlying Funds”).  Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds.  The Underlying Funds are managed by the subadvisers, none of which is affiliated with the Adviser.
The Funds currently may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees (the “Board of Trustees”), may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission (“SEC”) and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.
Note 2—Significant Accounting Policies
Each Fund follows the investment company reporting requirements under U.S. Generally Accepted Accounting Principles.
Security Valuation
The holdings of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.
Fair Value Measurements and Disclosures
Various inputs may be used to determine the value of each Fund’s investments, which are summarized in three broad categories defined as Level 1, Level 2, and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Levels 1, 2, or 3 is based on the lowest level of significant inputs used to determine its fair value.
Level 1–	Quoted prices in active markets for identical securities.
Level 2–	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3–	Significant unobservable inputs are used in situations where quoted prices or other observable inputs are not available or are deemed unreliable. Significant unobservable inputs may include each Fund’s own assumptions.
Transfers between levels, if any, are recognized as of the last day in the fiscal quarter of the period in which the event or change in circumstances that caused the reclassification occurred. For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported fair values is provided that presents changes attributable to realized and unrealized gains and losses and purchases, sales, and transfers in/out of the Level 3 category during the period. A table that includes a categorization of investments into Levels 1, 2, or 3, transfers between levels, if any, and a Level 3 reconciliation, including details of significant unobservable inputs used, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.
Each Fund used observable inputs in their valuation methodologies whenever they were available and deemed reliable.
11

Harbor Target Retirement Funds
Notes to Portfolios of Investments—Continued

Note 2—Significant Accounting Policies—Continued
Description of the Underlying Funds
In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional information, as well as the prospectuses of each of the Underlying Funds. The accounting policies of each of the Underlying Funds are disclosed in each Underlying Fund’s respective shareholder report. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by the investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.
Related Parties
The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds may represent a significant portion of an Underlying Fund’s net assets. At July 31, 2017, each Fund held 10% or fewer of the outstanding shares of any Underlying Fund. In aggregate, the Funds held 10% of Harbor Global Leaders Fund and 11% of Harbor Real Return Fund.
Investment Company Reporting Modernization
In October 2016, the SEC released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule contains amendments to certain financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the amendments are consistent with the Funds' current financial statement presentation.
NOTE 3—TAX INFORMATION
The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at July 31, 2017 are as follows:
	Identified Cost (000s)	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation) (000s)
		Appreciation (000s)	(Depreciation) (000s)
Harbor Target Retirement Income Fund	$13,728	$ 454	$(285)	$ 169
Harbor Target Retirement 2015 Fund*	6,065	273	(48)	225
Harbor Target Retirement 2020 Fund	25,539	1,433	(215)	1,218
Harbor Target Retirement 2025 Fund	18,350	1,075	(46)	1,029
Harbor Target Retirement 2030 Fund	27,311	2,203	(181)	2,022
Harbor Target Retirement 2035 Fund	12,856	1,192	(32)	1,160
Harbor Target Retirement 2040 Fund	21,049	2,774	(52)	2,722
Harbor Target Retirement 2045 Fund	8,955	1,083	(6)	1,077
Harbor Target Retirement 2050 Fund	18,921	3,125	(5)	3,120
Harbor Target Retirement 2055 Fund	2,131	261	—	261

*	Capital loss carryforwards are available, which may reduce taxable income from future net realized gain on investments.
12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	harborfunds.com
Trustees, Advisory Board Members & Officers
David G. Van Hooser
Chairman, President & Trustee
Scott M. Amero
Trustee
Raymond J. Ball
Trustee
Donna J. Dean
Trustee
Randall A. Hack
Trustee
Robert Kasdin
Trustee
Ann M. Spruill
Trustee
Joseph L. Dowling, III
Advisory Board Member
Anmarie S. Kolinski
Treasurer
Erik D. Ojala
Chief Compliance Officer,
Vice President, Secretary &
AML Compliance Officer
Brian L. Collins
Vice President
Charles F. McCain
Vice President
Charles P. Ragusa
Vice President
Jodie L. Crotteau
Assistant Secretary
Lora A. Kmieciak
Assistant Treasurer
John M. Paral
Assistant Treasurer
Investment Adviser
Harbor Capital Advisors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4400
Distributor & Principal Underwriter
Harbor Funds Distributors, Inc.
111 South Wacker Drive
34th Floor
Chicago, IL 60606-4302
312-443-4600
Shareholder Servicing Agent
Harbor Services Group, Inc.
P.O. Box 804660
Chicago, IL 60680-4108
800-422-1050
Custodian
State Street Bank & Trust Company
State Street Financial Center
1 Lincoln Street
Boston, MA 02111-2900
FD.NQ.TR.0717

ITEM 2 – CONTROLS AND PROCEDURES
(a)	The Registrant’s Principal Executive and Principal Financial Officers concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.
(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 3 – EXHIBITS
A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed this 21st day of September, 2017 on its behalf by the undersigned, thereunto duly authorized.
HARBOR FUNDS
By:	/s/ David G. Van Hooser

David G. Van Hooser – Chairman, President and
Trustee (Principal Executive Officer)
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By:	/s/ David G. Van Hooser David G. Van Hooser	Chairman, President and Trustee (Principal Executive Officer)	September 21, 2017
By:	/s/ Anmarie S. Kolinski Anmarie S. Kolinski	Treasurer (Principal Financial and Accounting Officer)	September 21, 2017